File No. 2-92487
                                                                       811-4078



    As filed with the Securities and Exchange Commission on January 26, 1996


                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549


                                   FORM N-1A

         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933            |_|

                  Pre-Effective Amendment No. __                            |_|


                  Post-Effective Amendment No. 19                           |X|


         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    |_|


                  Amendment No. 21                                          |X|



                          SELIGMAN FRONTIER FUND, INC.
               (Exact name of registrant as specified in charter)


                   100 PARK AVENUE, NEW YORK, NEW YORK 10017
                    (Address of principal executive offices)


                 Registrant's Telephone Number: 212-850-1864 or
                             Toll-Free 800-221-2450


                           THOMAS G. ROSE, Treasurer
                                100 Park Avenue
                            New York, New York 10017
                    (Name and address of agent for service)


         It is proposed that this filing will become effective (check the appropriate box).

|_|   immediately upon filing pursuant to paragraph (b) of rule 485


|X|   on February 1, 1996 pursuant to paragraph (b) of rule 485
         ----------------


|_|   60 days after filing pursuant to paragraph (a)(i) of rule 485

|_|   on (date) pursuant to paragraph (a)(i) of rule 485

|_|   75 days after filing pursuant to paragraph (a)(ii) of rule 485

|_|   on (date) pursuant to paragraph (a)(ii) of rule 485.


If appropriate, check the following box:

|_| This post-effective amendment designates a new effective date for a previously filed post-effective amendment.


         Registrant has registered an indefinite amount of securities under the Securities Act of 1933 pursuant to Rule 24f-2(a)(1) and a Rule 24f-2 Notice was filed by Registrant on November 22, 1995.

                             CROSS REFERENCE SHEET
                        Post-Effective Amendment No. 19
                            Pursuant to Rule 481(a)

Item in Part A of Form N-1A                      Location in Prospectus
 1.  Cover Page                                  Cover Page

 2.  Synopsis                                    Summary of Fund Expenses

 3.  Condensed Financial Information             Financial Highlights

 4.  General Description of the Registrant       Cover Page; Organization And Capitalization

 5.  Management of the Fund                      Management Services

5a.  Management's Discussion of Fund             Management Services
     Performance

 6.  Capital Stock and Other Securities          Organization and Capitalization

 7.  Purchase of Securities Being Offered        Alternative Distribution System; Purchases of Shares; Administration, Shareholder
                                                 Services and Distribution Plan

 8.  Redemption or Repurchase                    Telephone Transactions; Redemption of Shares; Exchange Privilege; Further
                                                 Information About Transactions In The Fund

 9.  Pending Legal Proceedings                   Not Applicable

Item in Part B of Form N-1A                      Location in Statement of Additional Information
10.  Cover Page                                  Cover Page

11.  Table of Contents                           Table of Contents


12.  General Information and History             Investment Objective, Policies and Risks;General Information;  Appendix


13.  Investment Objectives and Policies          Investment Objectives, Policies And Risks; Investment Limitations

14.  Management of the Fund                      Directors and Officers; Management and Expenses

15.  Control Persons and Principal Holders       Directors and Officers
     of Securities

16.  Investment Advisory and Other Services      Management and Expenses; Distribution Services

17.  Brokerage Allocations                       Administration, Shareholder Services and Distribution Plan; Portfolio Transactions


18.  Capital Stock and Other Securities          General Information


19.  Purchase, Redemption and Pricing            Purchase and Redemption of Fund shares; Valuation
     of Securities being Offered


20.  Tax Status                                  Not Applicable


21.  Underwriters                                Distribution Services

22.  Calculation of Performance Data             Performance Information

23.  Financial Statements                        Financial Statements

                          Seligman Frontier Fund, Inc.

                     100 Park Avenue o New York, N.Y. 10017
                     New York City Telephone: (212) 850-1864
       Toll-Free Telephone: (800) 221-2450--all continental United States
      For Retirement Plan Information--Toll-Free Telephone: (800) 445-1777

                                                                February 1, 1996

   Seligman Frontier Fund, Inc. (the "Fund") is a diversified, open-end management investment company that invests to produce growth in capital value. Income may be considered but will only be incidental to the Fund's investment objective of growth in capital value. For a description of the Fund's investment objective and policies, including the risk factors associated with an investment in the Fund, see "Investment Objective, Policies And Risks." There can be no assurance that the Fund's investment objective will be achieved.

   Investment advisory and management services are provided to the Fund by J. & W. Seligman & Co. Incorporated (the "Manager") and, to the extent requested by the Manager in respect of foreign assets, Seligman Henderson Co. (the "Subadviser"). The Fund's distributor is Seligman Financial Services, Inc., an affiliate of the Manager.

   The Fund offers two classes of shares. Class A shares are sold subject to an initial sales load of up to 4.75% and an annual service fee currently charged at a rate of up to .25 of 1% of the average daily net asset value of the Class A shares. Class D shares are sold without an initial sales load but are subject to a contingent deferred sales load ("CDSL") of 1% imposed on certain redemptions within one year of purchase, an annual distribution fee of up to .75 of 1% and an annual service fee of up to .25 of 1% of the average daily net asset value of the Class D shares. See "Alternative Distribution System." Shares of the Fund may be purchased through any authorized investment dealer.

   This Prospectus sets forth concisely the information a prospective investor should know about the Fund before investing. Please read it carefully before you invest and keep it for future reference. Additional information about the Fund, including a Statement of Additional Information, has been filed with the Securities and Exchange Commission. The Statement of Additional Information is available upon request without charge by calling or writing the Fund at the telephone numbers or address set forth above. The Statement of Additional Information is dated the same date as this Prospectus and is incorporated herein by reference in its entirety.

SHARES IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               -----------------
                               TABLE OF CONTENTS

                                                                       Page
                                                                       -----

Summary Of Fund Expenses .............................................    2
Financial Highlights .................................................    3
Alternative Distribution System ......................................    4
Investment Objective, Policies and Risks .............................    5
Management Services ..................................................    7
Purchase Of Shares ...................................................    8
Telephone Transactions ...............................................   13
Redemption Of Shares .................................................   14
Administration, Shareholder Services And
  Distribution Plan ..................................................   15
Exchange Privilege ...................................................   16
Further Information About Transactions In The Fund ...................   18
Dividends And Distributions ..........................................   18
Federal Income Taxes .................................................   19
Shareholder Information ..............................................   20
Advertising The Fund's Performance ...................................   22
Organization And Capitalization ......................................   22

                            SUMMARY OF FUND EXPENSES

                                                                          Class A               Class D
                                                                           Shares                Shares
                                                                   --------------       ---------------
                                                                   (Initial Sales       (Deferred Sales
                                                                             Load                  Load
                                                                     Alternative)          Alternative)
Shareholder Transaction Expenses
   Maximum Sales Load Imposed on Purchases (as a percentage of
     offering price) ............................................           4.75%                  None
   Sales Load on Reinvested Dividends ...........................            None                  None
   Deferred Sales Load (as a percentage of original .............   1% during the
     purchase price or redemption proceeds, .....................     first year;
     whichever is lower) ........................................            None       None thereafter
   Redemption Fees ..............................................            None                  None
   Exchange Fees ................................................            None                  None

                                                                          Class A               Class D
                                                                          -------               -------

Annual Fund Operating Expenses for Fiscal 1995
(as a percentage of average net assets)
    Management Fees .............................................            .95%                  .95%
    12b-1 Fees ..................................................            .16%                 1.00%*
    Other Expenses ..............................................            .52%                  .54%
                                                                          -------               -------
    Total Fund Operating Expenses ...............................           1.63%                 2.49%
                                                                          =======               =======




       The purpose of this table is to assist investors in understanding the various costs and expenses which shareholders of the Fund may bear directly or indirectly. The sales load on Class A shares is a one-time charge paid at the time of purchase of shares. Reductions in sales loads are available in certain circumstances. The CDSL on Class D shares is a one-time charge paid only if shares are redeemed within one year of purchase. The management fees for Class A and Class D shares have been restated to reflect the increase in the management fee rate payable by the Fund, which was approved by shareholders on December 12, 1995 and became effective January 1, 1996. For more information concerning reduction in sales loads and for a more complete description of the various costs and expenses, see "Purchase Of Shares," "Redemption Of Shares" and
"Management Services" herein. The Fund's Administration, Shareholder Services and Distribution Plan, to which the caption "12b-1 Fees" relates, is discussed under "Administration, Shareholder Services and Distribution Plan" herein.



Example                                                        1 year      3 years       5 years      10 years
                                                               ------      -------       -------      --------


An investor would pay the following  expenses on a $1,000
investment,  assuming (1) 5% annual return and (2) redemp-
tion at the end of each time period ............. Class A        $63          $96          $132          $232
                                                  Class D        $35+         $78          $133          $283


The example should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown and the 5% annual return used in this example is a hypothetical rate.

----------

* Includes an annual distribution fee of up to .75 of 1% and an annual service fee of up to .25 of 1%. Pursuant to the rules of the National Association of Securities Dealers, Inc., the aggregate deferred sales loads and annual distribution fees on Class D shares of the Fund may not exceed 6.25% of total gross sales, subject to certain exclusions. The 6.25% limitation is imposed on the Fund rather than on a per shareholder basis. Therefore, a long-term Class D shareholder of the Fund may pay more in total sales loads (including distribution fees) than the economic equivalent of 6.25% of such shareholder's investment in such shares.


+ Assuming (1) 5% annual return and (2) no redemption at the end of one year, the expenses on a $1,000 investment would be $25.

                              FINANCIAL HIGHLIGHTS


     The Fund's financial highlights for Class A and Class D shares for the periods presented below have been audited by Deloitte & Touche LLP, independent auditors. This information, which is derived from the financial and accounting records of the Fund, should be read in conjunction with the financial statements and notes contained in the Fund's 1995 Annual Report which may be obtained by calling or writing the Fund at the telephone numbers or address provided on the cover page of this Prospectus.

     The per share operating performance data is designed to allow investors to trace the operating performance, on a per share basis, from the Fund's beginning net asset value to its ending net asset value so that they may understand what effect the individual items have on their investment, assuming it was held throughout the period. Generally, the per share amounts are derived by converting the actual dollar amounts incurred for each item, as disclosed in the financial statements, to their equivalent per share amount. The total return based on net asset value measures the Fund's performance assuming investors purchased shares of the Fund at the net asset value as of the beginning of the period, invested dividends and capital gains paid at net asset value and then sold their shares at net asset value per share on the last day of the period. The total return computations do not reflect any sales loads investors may incur in purchasing or selling shares of the Fund. Total returns for periods of less than one year are not annualized.


                                                                                Class A
                                       -----------------------------------------------------------------------------------

                                                                      Year Ended September 30
                                       -----------------------------------------------------------------------------------
                                      1995       1994        1993        1992        1991        1990       1989      1988
                                      ----       ----        ----        ----        ----        ----       ----      ----
Per Share Operating
Performance:
Net asset value, beginning of
  period .....................      $ 11.62    $ 12.83     $ 10.22     $ 10.71     $  7.01     $  8.99    $  6.90   $  9.35
                                    -------    -------     -------     -------     -------     -------    -------   -------
Net investment loss ..........        (0.06)     (0.08)      (0.03)      (0.07)      (0.03)       --         --       (0.02)
Net realized and unrealized
  investment gain (loss) .....         3.87       1.10        4.54        0.58        3.76       (1.98)      2.09     (1.44)
                                    -------    -------     -------     -------     -------     -------    -------   -------
Increase (decrease) from
  investment operations ......         3.81       1.02        4.51        0.51        3.73       (1.98)      2.09     (1.46)
Dividends paid ...............         --         --          --          --         (0.01)**     --         --        --
Distributions from net gain
  realized ...................        (1.39)     (2.23)      (1.90)      (1.00)      (0.02)       --         --       (0.99)
                                    -------    -------     -------     -------     -------     -------    -------   -------
Net increase (decrease)
  in net asset value .........         2.42      (1.21)       2.61       (0.49)       3.70       (1.98)      2.09     (2.45)
                                    -------    -------     -------     -------     -------     -------    -------   -------
Net asset value, end of period      $ 14.04    $ 11.62     $ 12.83     $ 10.22     $ 10.71     $  7.01    $  8.99   $  6.90
                                    =======    =======     =======     =======     =======     =======    =======   =======
Total return based on
  net asset value ............        36.80%      9.79%      50.67%       4.91%      53.34%     (22.02)%    30.29%   (12.25)%
Ratios/Supplemental Data:
Expenses to average net
  assets .....................         1.43%      1.34%       1.25%       1.37%       1.28%       1.26%      1.32%     1.19%
Net investment income (loss)
  to average net assets ......        (0.50)%    (0.87)%     (0.27)%     (0.71)%     (0.35)%      --         0.02%    (0.20)%
Portfolio turnover ...........        71.52%    124.76%     129.13%     129.46%      38.56%      38.55%     50.60%    80.03%
Net assets, end of period
  (000's omitted).............     $272,122    $58,478     $43,188     $27,178     $23,449     $17,127    $22,966   $19,205




                                          Class A                       Class D
                                  ---------------------       ----------------------------
                                            Year                Year Ended
                                     Ended September 30        September 30        5/3/93*
                                  ---------------------       ---------------        to
                                      1987        1986        1995       1994      9/30/93
                                      ----        ----        ----       ----      -------
Per Share Operating
Performance:
Net asset value, beginning of
  period .....................      $  7.58     $  5.90     $ 11.40    $ 12.80     $ 10.12
                                    -------     -------     -------    -------     -------
Net investment loss ..........         --           --+       (0.15)     (0.23)      (0.04)
Net realized and unrealized
  investment gain (loss) .....         2.07        1.69        3.75       1.06        2.72
                                    -------     -------     -------    -------     -------
Increase (decrease) from
  investment operations ......         2.07        1.69        3.60       0.83        2.68
Dividends paid ...............         --         (0.01)       --         --          --
Distributions from net gain
  realized ...................        (0.30)       --         (1.39)     (2.23)       --
                                    -------     -------     -------    -------     -------
Net increase (decrease)
  in net asset value .........         1.77        1.68        2.21      (1.40)       2.68
                                    -------     -------     -------    -------     -------
Net asset value, end of period      $  9.35     $  7.58     $ 13.61    $ 11.40     $ 12.80
                                    =======     =======     =======    =======     =======
Total return based on
  net asset value ............        28.29%      28.64%      35.53%      8.06%      26.48%
Ratios/Supplemental Data:
Expenses to average net
  assets .....................         1.11%       1.06%+      2.29%      2.72%       2.24%#
Net investment income (loss)
  to average net assets ......         0.03%        --+       (1.35)%    (2.25)%     (1.94)%#
Portfolio turnover ...........       109.06%      89.14%      71.52%    124.76%     129.13%++
Net assets, end of period
  (000's omitted).............      $22,534     $16,207    $145,443     $9,318        $967



----------


       All per share data for fiscal years 1986 through 1992 have been restated to reflect the 2-for-1 stock split effected as a 100% stock dividend which occurred on April 16,1992. For fiscal years 1994 and 1995, the above per share amounts of net investment income and net realized and unrealized investment gain
(loss) have been calculated based upon average shares outstanding for the periods.


*    Commencement of distribution of Class D shares.

** Excess of taxable dividend over net investment income was charged against paid-in capital.


+ During the year ended September 30, 1986, the Manager waived a portion of its fees. Had the Manager, at its discretion, not done so, the net investment loss per share, ratio of net investment income (loss) to average net assets and ratio of expenses to average net assets would have been $.01, (.06)%, and 1.12%, respectively.


++   For the year ended September 30, 1993.


#    Annualized.

       The data provided above reflects historical information and therefore has not been adjusted to reflect, for the periods prior to its implementation, the effect of the Administration, Shareholder Services and Distribution Plan approved by shareholders on May 1, 1992 and effective June 1,1992 or the increase in the management fee payable by the Fund, approved by shareholders on December 12, 1995 and effective January 1, 1996.

ALTERNATIVE DISTRIBUTION SYSTEM

   The Fund offers two classes of shares. Class A shares are sold to investors who have concluded that they would prefer to pay an initial sales load and have the benefit of lower continuing charges. Class D shares are sold to investors choosing to pay no initial sales load, a higher distribution fee and, with respect to redemptions within one year of purchase, a CDSL. The Alternative Distribution System allows investors to choose the method of purchasing shares that is most beneficial in light of the amount of the purchase, the length of time the shares are expected to be held and other relevant circumstances. Investors should determine whether under their particular circumstances it is more advantageous to incur an initial sales load and be subject to lower ongoing charges, as discussed below, or to have the entire initial purchase price invested in the Fund with the investment thereafter being subject to higher ongoing charges and, for a one-year period, a CDSL.

   Investors who qualify for reduced sales loads, as described under "Purchase Of Shares" below, might choose to purchase Class A shares because Class A shares would be subject to lower ongoing fees. The amount invested in the Fund, however, is reduced by the initial sales load deducted at the time of purchase.


   Investors who do not qualify for reduced initial sales loads but expect to maintain their investment for an extended period of time might also choose to purchase Class A shares because over time the accumulated continuing distribution fee of Class D shares may exceed the initial sales load and lower distribution fee of Class A shares. This consideration must be weighed against the fact that the amount invested in the Fund will be reduced by the initial sales load deducted at the time of purchase. Furthermore, the distribution fees will be offset to the extent any return is realized on the additional funds initially invested under the Class D alternative.

   Alternatively, some investors might choose to have all of their funds invested initially in Class D shares although remaining subject to a higher continuing distribution fee and, for a one-year period, a CDSL as described below. For example, an investor who does not qualify for reduced sales loads would have to hold Class A shares for more than 6.33 years for the Class D distribution fee to exceed the initial sales load plus the distribution fee on Class A shares. This example does not take into account the time value of money, which further reduces the impact of the Class D shares' 1% distribution fee, other expenses charged to each class, fluctuations in net asset value or the effect of the return on the investment over this period of time.

   The two classes of shares represent interests in the same portfolio of investments, have the same rights and are generally identical in all respects except that each class bears its separate distribution and, potentially, certain other class expenses and has exclusive voting rights with respect to any matter to which a separate vote of any class is required by the Investment Company Act of 1940, as amended (the "1940 Act"), or Maryland law. The net income attributable to each class and dividends payable on the shares of each class will be reduced by the amount of distribution expenses to be paid by each class. Class D shares bear higher distribution expenses, which will cause the Class D shares to pay lower dividends than the Class A shares. The two classes also have separate exchange privileges.


   The Directors of the Fund believe that no conflict of interest currently exists between the Class A and Class D shares. On an ongoing basis, the Directors in the exercise of their fiduciary duties under the 1940 Act and Maryland law, will seek to ensure that no such conflict arises. For this purpose, the Directors will monitor the Fund for the existence of any material conflict among the classes and will take such action as is reasonably necessary to eliminate any such conflicts that may develop.

   Differences Between Classes. The primary distinctions between Class A and Class D shares are their sales load structures and ongoing expenses as set forth below. Each class has advantages and disadvantages for different investors, and investors should choose the class that best suits their circumstances and their objectives.

                                    Annual 12b-1 Fees
                                   (as a % of average
           Sales Load               daily net assets)         Other Information
           ----------               -----------------         -----------------

Class A    Maximum initial          Service fee of            Initial sales load
           sales load of 4.75%      .25%.                     waived or reduced
           of the public                                      for certain
           offering price.                                    purchases.

Class D    None                     Service fee of            CDSL of 1% on
                                    .25%; Distribution        redemptions within
                                    fee of .75%.              one year of
                                                              purchase.

INVESTMENT OBJECTIVE, POLICIES AND RISKS

   The Fund is an open-end diversified management investment company, as defined in the 1940 Act, or mutual fund, incorporated in Maryland in 1984.

   The Fund seeks to produce growth in capital value; income may be considered but will be only incidental to the Fund's investment objective. There can be no assurance that the Fund will achieve its objective. The Fund seeks to achieve its objective by investing in a portfolio consisting of securities of companies selected for their growth prospects. The Fund invests primarily in common stocks. It may also invest in securities that may be exchanged for or converted into common stock, preferred stock and common stock purchase warrants believed by the Manager to provide capital growth opportunities.

   Stocks of companies believed by the Manager to have special characteristics (such as a high growth rate of unit sales, an important opportunity in a developing industry or a distinct competitive advantage) are favored. In general, securities owned are likely to be those issued by companies of small to medium size with annual revenues of $400 million or less. Except when investing for temporary, defensive purposes, the Fund will invest at least 65% of its net assets, exclusive of government securities, short-term notes, cash and cash items, in securities of such companies. Securities of small or medium sized companies may be subject to above average market price fluctuation and business risk; however, the Manager will seek to temper such risks by diversification of investments and by avoiding concentration of investments in any one industry.


   Investments other than in securities of the companies discussed above will be substantially in securities issued or guaranteed by the United States Government (such as Treasury bills, notes and bonds), its agencies, instrumentalities or authorities; highly-rated corporate debt securities (rated AA-, or better, by Standard & Poor's Corporation ("Standard & Poor's") or Aa3, or better, by Moody's Investors Service, Inc. ("Moody's")); prime commercial paper (rated A-1+/A-1 by Standard & Poor's or P-1 by Moody's); and certificates of deposit of the 100 largest (based on assets) banks that are subject to regulatory supervision by the U.S. Government or state governments and the 50 largest (based on assets) foreign banks with branches or agencies in the United States.

   Illiquid Securities. The Fund may invest up to 15% of its net assets in illiquid securities, including restricted securities (i.e., securities not readily marketable without registration under the Securities Act of 1933 (the "1933 Act")) and other securities that are not readily marketable. The Fund may purchase restricted securities that can be offered and sold to "qualified institutional buyers" under Rule 144A of the 1933 Act, and the Fund's Board of Directors may determine, when appropriate, that specific Rule 144A securities are liquid and not subject to the 15% limitation on illiquid securities. Should the Board of Directors make this determination, it will carefully monitor the security (focusing on such factors, among others, as trading activity and availability of information) to determine that the Rule 144A security continues to be liquid. It is not possible to predict with assurance exactly how the market for restricted securities offered and sold under Rule 144A will develop. This investment practice could have the effect of increasing the level of illiquidity in the Fund to the extent that qualified institutional buyers become for a time uninterested in purchasing Rule 144A securities.


   Foreign Securities. The Fund may invest in commercial paper and certificates of deposit issued by foreign banks and may invest directly and through American Depositary Receipts ("ADRs") in other securities of foreign issuers. Foreign investments may be affected favorably or unfavorably by changes in currency rates and exchange control regulations. There may be less information available about a foreign company than about a U.S. company and foreign companies may not be subject to reporting standards and requirements comparable to those applicable to U.S. companies. Foreign securities may not be as liquid as U.S. securities. Securities of foreign companies may involve greater market risk than securities of U.S. companies, and foreign brokerage commissions and custody fees are generally higher than those in the United States. Investments in foreign securities may also be subject to local economic or political risks, political instability and possible nationalization of issuers. ADRs, which are traded in dollars on U.S. exchanges or over-the-counter, are issued by domestic banks and evidence ownership of securities issued by foreign corporations. The Fund may invest up to 10% of its total assets in foreign securities that it holds directly, but this 10% limit does not apply to foreign securities held through ADRs or to commercial paper and certificates of deposit issued by foreign banks.

   Repurchase Agreements. The Fund may enter into repurchase agreements with commercial banks and broker/dealers as a short-term cash management tool. A repurchase agreement is an agreement under which the Fund acquires a money market instrument subject to resale at an agreed upon price and date. The resale price reflects an agreed upon interest rate effective for the period of time the instrument is held by the Fund. Repurchase agreements could involve certain risks in the event of bankruptcy or other default by the seller, including possible delays and expenses in liquidating the securities underlying the agreement, decline in value of the underlying securities and loss of interest. Repurchase agreements are typically entered into for periods of one week or less. The Fund will not enter into repurchase agreements of more than one week's duration if more than 10% of its net assets would be invested in such agreements and other illiquid securities.

   Lending of Portfolio Securities. The Fund may lend portfolio securities to broker/ dealers or other institutions, if, in the opinion of the Manager, such loans would be beneficial to the Fund. The borrower must maintain with the Fund cash or equivalent collateral equal to at least 100% of the market value of the securities loaned. During the time portfolio securities are on loan, the borrower pays the Fund any dividend or interest paid on the securities. The Fund may invest the cash collateral and earn additional income or receive an agreed upon amount of interest income from the borrower.


   Borrowing. The Fund may borrow money only from banks and only for temporary or emergency purposes (but not for the purchase of portfolio securities) in an amount not in excess of 15% of the value of its total assets. The Fund will not purchase additional portfolio securities if the Fund has outstanding borrowings in excess of 5% of the value of its total assets.

   Options Transactions. The Fund may purchase put options on portfolio securities in an attempt to provide a hedge against a decrease in the price of a security held by the Fund. The Fund will not purchase options for speculative purposes. Purchasing a put option gives the Fund the right to sell, and obligates the writer to buy, the underlying security at the exercise price at any time during the option period.

   When the Fund purchases an option, it is required to pay a premium to the party writing the option and a commission to the broker selling the option. If the option is exercised by the Fund, the premium and the commission paid may be greater than the amount of the brokerage commission charged if the security were to be purchased or sold directly. See "Investment Objective, Policies and Risks" in the Statement of Additional Information.

   General. Except as noted above, the foregoing investment policies are not fundamental and the Board of Directors of the Fund may change them without the vote of a majority of the Fund's outstanding voting securities. As a matter of policy, the Board would not change the Fund's investment objective of seeking to produce growth in capital value without such a vote. A more detailed description of the Fund's investment policies, including a list of those restrictions of the Fund's investment activities which cannot be changed without such a vote, appears in the Statement of Additional Information. Under the 1940 Act, a "vote of a majority of the outstanding voting securities" of the Fund means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Fund or (2) 67% or more of the shares present at a shareholders' meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy.

MANAGEMENT SERVICES

   The Manager. The Board of Directors provides broad supervision over the affairs of the Fund. Pursuant to a Management Agreement approved by the Board and the shareholders of the Fund, the Manager manages the investments of the Fund and administers the business and other affairs of the Fund. The address of the Manager is 100 Park Avenue, New York, NY 10017.


   The Manager also serves as manager of sixteen other investment companies which, together with the Fund, make up the "Seligman Group." The sixteen other companies are: Seligman Capital Fund, Inc., Seligman Cash Management Fund, Inc., Seligman Common Stock Fund, Inc., Seligman Communications and Information Fund, Inc., Seligman Growth Fund, Inc., Seligman Henderson Global Fund Series, Inc., Seligman High Income Fund Series, Seligman Income Fund, Inc., Seligman New Jersey Tax-Exempt Fund, Inc., Seligman Pennsylvania Tax-Exempt Fund Series, Seligman Portfolios, Inc., Seligman Quality Municipal Fund, Inc., Seligman
Select Municipal Fund, Inc., Seligman Tax-Exempt Fund Series, Inc., Seligman Tax-Exempt Series Trust and Tri-Continental Corporation. The aggregate assets of the Seligman Group were approximately $11.1 billion at December 31, 1995. The Manager also provides investment management or advice to individual and institutional accounts having an aggregate value of more than $4.1 billion.


   Mr. William C. Morris is Chairman and President of the Manager and Chairman of the Board and Chief Executive Officer of the Fund. Mr. Morris owns a majority of the outstanding voting securities of the Manager.

   The Manager provides senior management for Seligman Data Corp., a wholly-owned subsidiary of certain investment companies in the Seligman Group, which performs, at cost, certain recordkeeping functions for the Fund, maintains the records of shareholder accounts and furnishes dividend paying, redemption and related services.


   The Fund pays the Manager a management fee, calculated daily and payable monthly. The management fee, which became effective on January 1, 1996, is equal to an annual rate of .95% of the Fund's average daily net assets on the first $750 million of net assets and .85% of the Fund's average daily net assets in excess of $750 million. Although the management fee is higher than that paid by most mutual funds, the Manager believes that such fee is comparable to the management fee paid by a significant percentage of mutual funds with investment objectives similar to that of the Fund. During the fiscal year ended September 30,1995, prior to effectiveness of the new management fee schedule, the management fee was .75% of the average daily net assets of the Fund. The Fund pays all of its expenses other than those assumed by the Manager. Total expenses of the Fund's Class A and Class D shares for the year ended September 30, 1995 amounted to 1.43% and 2.29%, respectively, of the average daily net assets of such class.

   The Subadviser. Seligman Henderson Co. (the "Subadviser") serves as Subadviser to the Fund with respect to all or a portion of the Fund's foreign investments, as designated by the Manager (the "Qualifying Assets"). The Fund has a non-fundamental policy under which it may invest up to 10% of its total assets in foreign securities that are held directly. The 10% limit does not apply to foreign securities held through ADRs or to commercial paper and certificates of deposit issued by foreign banks. The Subadviser serves the Fund pursuant to a Subadvisory Agreement with the Manager (the "Subadvisory Agreement"), dated June 1, 1994. Pursuant to the Subadvisory Agreement, the Subadviser provides, with respect to the Qualifying Assets, investment management services including investment research, advice and supervision, determines which securities will be purchased or sold, makes purchases and sales on behalf of the Fund and determines how voting and other rights with respect to securities held by the Fund shall be exercised, subject in each case to the control of the Board of Directors and in accordance with the Fund's investment objective, policies and principles. For this service, the Subadviser receives a fee from the Manager, payable monthly. The subadvisory fee rate, which is applied to the average monthly net Qualifying Assets of the Fund (i.e., the Qualifying Assets less any related liabilities as designated by the Manager), is the same as the overall rate paid to the Manager by the Fund. For the fiscal year ended September 30, 1995, the Fund did not require the services of the Subadviser and therefore, no fees were paid by the Manager to the Subadviser.

   The Subadviser was founded in 1991 as a joint venture between the Manager and Henderson International, Inc., a controlled affiliate of Henderson Administration Group plc. The Subadviser, headquartered in New York, was created to provide international and global investment advice to institutional and individual investors and investment companies in the United States. The Subadviser also currently serves as subadviser to Seligman Capital Fund, Inc., Seligman Common Stock Fund, Inc., Seligman Communications and Information Fund, Inc., Seligman Growth Fund, Inc., Seligman Henderson Global Fund Series, Inc., Seligman Income Fund, Inc., the Global Portfolio and Global Smaller Companies Portfolio of Seligman Portfolios, Inc., Tri-Continental Corporation and the International Equity Portfolio and International Small Cap Portfolio of American Skandia Trust. The address of the Subadviser is 100 Park Avenue, New York, NY 10017.

   Portfolio  Manager.  Mr. Arsen  Mrakovcic  is Vice  President  and  Portfolio
Manager of the Fund, a position he has held since October 1, 1995. Mr. Mrakovcic, who joined the Manager in 1992 as a Portfolio Assistant, was named Vice President, Investment Officer on January 1, 1995 and Managing Director on January 1, 1996.

   Mr. Iain C. Clark is responsible for the Subadviser's day-to-day investment activity with respect to the Qualifying Assets of the Fund. Mr. Clark is a Managing Director and Chief Investment Officer of Seligman Henderson Co. He is also a Director of Henderson Administration Group plc. He was previously a Director of Henderson International, Ltd.; and Secretary, Treasurer and Vice President of Henderson International, Inc.

   The Manager's discussion of the Fund's performance as well as a line graph illustrating comparative performance information between the Fund, the NASDAQ Composite Index and the Lipper Small Company Growth Fund Index is included in the Fund's 1995 Annual Report to Shareholders. Copies of the 1995 Annual Report may be obtained, without charge, by calling or writing the Fund at the telephone numbers or address listed on the cover page of this Prospectus.

   Portfolio Transactions. The Management Agreement and Subadvisory Agreement each recognize that in the purchase and sale of portfolio securities for the Fund, the Manager and the Subadviser will seek the most favorable price and execution and, consistent with that policy, may give consideration to the research, statistical and other services furnished by brokers or dealers to the Manager or the Subadviser. The use of brokers who provide supplemental investment and market research and securities and economic analysis may result in a higher brokerage charge to the Fund than the use of brokers selected on the basis of seeking the most favorable price and execution and such research and analysis received may be useful to the Manager or the Subadviser in connection with their services to other clients as well as to the Fund. In over-the-counter markets, orders are placed with responsible primary market makers unless a more favorable execution or price is believed to be obtainable.


   Consistent with the rules of the National Association of Securities Dealers, Inc., and subject to seeking the most favorable price and execution available and such other policies as the Directors may determine, the Manager may consider sales of shares of the Fund and, if permitted by applicable laws, may consider sales of shares of the other mutual funds in the Seligman Group as a factor in the selection of brokers or dealers to execute portfolio transactions for the Fund.


   Portfolio Turnover. A change in securities held by the Fund is known as "portfolio turnover." Portfolio turnover may result in the payment by the Fund of dealer spreads or underwriting commissions and other transactions costs from the sale of securities held by the Fund and the reinvestment of the proceeds in other securities. While it is the policy of the Fund to hold securities for investment, changes in the securities held by the Fund will be made from time to time when the Manager believes such changes will strengthen the Fund's portfolio. The portfolio turnover of the Fund may exceed 100%.


PURCHASE OF SHARES

   Seligman Financial Services, Inc. ("SFSI"), an affiliate of the Manager, acts as general distributor of the Fund's shares. Its address is 100 Park Avenue, New York, NY 10017.

   The Fund issues two classes of shares: Class A shares are sold to investors choosing the initial sales load alternative; and Class D shares are sold to investors choosing no initial sales load, a higher distribution fee and a CDSL on redemptions within one year of purchase. See "Alternative Distribution System" above.

   Shares of the Fund may be purchased through any authorized investment dealer. All orders will be executed at the net asset value per share next computed after receipt of the purchase order plus, in the case of Class A shares, a sales load which, except for shares purchased under one of the reduced sales load plans, will vary with the size of the purchase as shown in the schedule under "Class A Shares--Initial Sales Load" below.


   The minimum amount for initial investment in the Fund is $1,000; subsequent investments must be in the minimum amount of $100 (except for investment of dividends and capital gain distributions). The Fund reserves the right to return investments that do not satisfy these minimums. Exceptions to these minimums are available for accounts being established concurrently with the Invest-A-Check(R) Service or the SeligmanSM Time HorizonSM Strategy, an asset allocation program.


   Orders received by an authorized dealer before the close of the New York Stock Exchange ("NYSE") (normally, 4:00 p.m. New York City time) and accepted by SFSI before the close of business (5:00 p.m. New York City time) on the same day will be executed at the Fund's net asset value determined as of the close of the NYSE on that day plus, in the case of Class A shares, the applicable sales load. Orders received by dealers after the close of the NYSE, or accepted by SFSI after the close of business, will be executed at the Fund's net asset value as next determined plus, in the case of Class A shares, the applicable sales load. The authorized dealer through which a shareholder purchases shares is responsible for forwarding the order to SFSI promptly.


   Payment for dealer purchases may be made by check or by wire. To wire payment, dealer orders must first be placed through SFSl's order desk and assigned a purchase confirmation number. Funds in payment of the purchase may then be wired to Mellon Bank, N.A., ABA #043000261, A/C Seligman Frontier Fund, Inc. (A or D), A/C #107-1011. WIRE TRANSFERS MUST INCLUDE THE PURCHASE CONFIRMATION NUMBER AND CLIENT ACCOUNT REGISTRATION AND ACCOUNT NUMBER. Persons other than dealers who wish to wire payment should contact Seligman Data Corp. for specific wire instructions. Although the Fund makes no charge for this service, the transmitting bank may impose a wire service fee.


   Current shareholders may buy additional shares at any time through any authorized dealer or by sending a check payable to "Seligman Group of Funds" directly to the Fund at Seligman Data Corp., P.O. Box 3936, New York, NY 10008-3936. Checks for investment must be in U.S. dollars drawn on a domestic bank. The check should include the shareholder's name, address, account number and class of shares. If a shareholder does not provide the required information, Seligman Data Corp. will seek further clarification and may be forced to return the check to the shareholder. Orders sent directly to Seligman Data Corp. will be executed at the net asset value next determined after the order is accepted plus, in the case of Class A shares, the applicable sales load.

   Seligman Data Corp. will charge a $10.00 service fee for checks returned to it marked "unpaid." This fee may be debited from the shareholder's account. For the protection of the Fund and its shareholders, no redemption of shares will be permitted with respect to shares purchased by check (unless certified) until the Fund receives notice that the check has cleared, which may be up to 15 days from the credit of such shares to the shareholder's account.

   Valuation. The net asset value of the Fund's shares is determined as of the close of trading on the NYSE (normally, 4:00 p.m. New York City time) each day, Monday through Friday, except on days that the NYSE is closed. The net asset value is calculated separately for each class. Securities are valued at current market prices or, in the absence thereof, at fair value as determined in accordance with procedures approved by the Board of Directors. Short-term holdings maturing in 60 days or less are generally valued at amortized cost if their original maturity was 60 days or less and securities purchased with maturities in excess of 60 days which currently have maturities of 60 days or less are valued by amortizing their fair market value on the 61st day prior to maturity.


   Although the legal rights of Class A and Class D shares are substantially identical, the different expenses borne by each class will result in different net asset values and dividends. The net asset value of Class D shares will generally be lower than the net asset value of Class A shares as a result of the larger distribution fee charged to Class D shares. In addition, net asset value per share of the two classes will be affected to the extent any other class expense differs among classes. It is expected, however, that the net asset value per share of the two classes will tend to converge immediately after the recording of dividends the amount of which will differ by approximately the amount of the distribution expense accrual differential between the classes.


   Class A Shares--Initial Sales Load. Class A shares are subject to an initial sales load which varies with the size of the purchase as shown in the following schedule, and an annual service fee of up to .25% of the average daily net asset value of Class A shares.
See "Administration, Shareholder Services and Distribution Plan" below.

--------------------------------------------------------------------------------

                      Class A Shares -- Sales Load Schedule

                                        Sales Load as a
                                         Percentage of         Regular
                                    -----------------------     Dealer
                                                 Net Amount    Discount
                                                  Invested     as a % of
                                    Offering     (Net Asset    Offering
           Amount of Purchase         Price         Value)       Price
           ------------------         -----         ------       -----
           Less than  $ 50,000        4.75%         4.99%         4.25%
          $  50,000-    99,999        4.00          4.17          3.50
            100,000-   249,999        3.50          3.63          3.00
            250,000-   499,999        2.50          2.56          2.25
            500,000-   999,999        2.00          2.04          1.75
          1,000,000- 3,999,999        1.00          1.01           .90
          4,000,000- or more*            0             0             0

*  Dealers may receive a fee of .15% on sales made without a sales load.

--------------------------------------------------------------------------------


   Referral Fee. SFSI shall pay broker/dealers, from its own resources, an additional fee in respect of certain investments in Class A shares of the Seligman Mutual Funds by an "eligible employee benefit plan" (as defined below under "Special Programs") which are attributable to the particular broker/dealer. The shares eligible for the fee are those on which an initial front-end sales load was not paid because either (i) the participating eligible employee benefit plan has at least $1 million invested in the Seligman Mutual Funds or (ii) the participating employer has at least 50 eligible employees to whom such plan is made available. The fee, which is paid monthly, is a percentage of the average daily net asset value of eligible shares based on the length of time the shares have been invested in a Seligman Mutual Fund, as follows: for shares held up to 1 year, .50% per annum; for shares held more than 1 year up to 2 years, .25% per annum; for shares held from 2 years up to 5 years, .10% per annum; and nothing thereafter.


   Reduced Sales Loads. Reductions in sales loads apply to purchases of Class A shares by a "single person," including an individual, members of a family unit comprising husband, wife and minor children purchasing securities for their own account, or a trustee or other fiduciary purchasing for a single fiduciary account or single trust. Purchases made by a trustee or other fiduciary for a fiduciary account may not be aggregated with purchases made on behalf of any other fiduciary or individual account.


   o Volume Discounts are provided if the total amount being invested in Class A shares of the Fund alone, or in any combination of shares of the Seligman Mutual Funds that are sold with a front-end sales load reaches levels indicated in the sales load schedule.

   o The Right of Accumulation allows an investor to combine the amount being invested in shares of the other Seligman Mutual Funds sold with a sales load with the total net asset value of shares of those funds already owned that were sold with a sales load and the total net asset value of shares of Seligman Cash Management Fund that were acquired by the investor through an exchange of shares of another Seligman Mutual Fund on which there was a sales load to determine reduced sales loads in accordance with the sales load schedule. An investor or a dealer purchasing shares on behalf of an investor must indicate whether the investor has existing accounts when making investments or opening new accounts.


   o A Letter of Intent allows an investor to purchase Class A shares over a 13-month period at reduced sales loads, based upon the total amount of shares the investor expresses an interest in purchasing plus the total net asset value of shares of the other Seligman Mutual Funds already owned by such investor that were sold with a sales load and the total net asset value of shares of Seligman Cash Management Fund that were acquired by an investor through an exchange of shares of another Seligman Mutual Fund on which there was a sales load. An investor or a dealer purchasing Class A shares on behalf of an investor must indicate whether the investor has existing accounts when making investments or opening new accounts. For more information concerning terms of Letters of Intent, see "Terms and Conditions" on page 23.

   Special Programs. The Fund may sell Class A shares at net asset value to present and retired directors, trustees, officers, employees and their spouses (and family members of the foregoing) of the Fund, the other investment companies in the Seligman Group, the Manager and other companies affiliated with the Manager. Family members are defined to include lineal descendants and lineal ancestors, siblings (and their spouses and children) and any company or organization controlled by any of the foregoing. Such sales also may be made to employee benefit and thrift plans for such persons and to any investment advisory, custodial, trust or other fiduciary account managed or advised by the Manager or any affiliate.

   Class A shares also may be issued without a sales load in connection with the acquisition of cash and securities owned by other investment companies and personal holding companies; to any registered unit investment trust which is the issuer of periodic payment plan certificates, the net proceeds of which are invested in Fund shares; to separate accounts established and maintained by an insurance company which are exempt from registration under Section 3(c)(11) of the 1940 Act; to registered representatives and employees (and their spouses and minor children) of any dealer that has a sales agreement with SFSI; to shareholders of mutual funds with objectives similar to the Fund who purchase shares with redemption proceeds of such funds; to financial institution trust departments; to registered investment advisers exercising discretionary investment authority with respect to the purchase of Fund shares; to accounts of financial institutions or broker/dealers that charge account management fees, provided the Manager or one of its affiliates has entered into an agreement with respect to such accounts; pursuant to sponsored arrangements with organizations which make recommendations to, or permit group solicitation of, its employees, members or participants in connection with the purchase of shares of the Fund; and to "eligible employee benefit plans" (i) which have at least $1 million invested in the Seligman Group of Mutual Funds or (ii) of employers who have at least 50 eligible employees to whom such plan is made available and, regardless of the number of employees, if such plan is established and maintained by any dealer that has a sales agreement with SFSI. An "eligible employee benefit plan" means any plan or arrangement, whether or not tax qualified, which provides for the purchase of Fund shares. Sales of shares to such plans must be made in connection with a payroll deduction system of plan funding or other system acceptable to Seligman Data Corp.

   Section 403(b) plans sponsored by public educational institutions are not eligible for net asset value purchases based on the aggregate investment made by the plan or number of eligible employees. Participants in such plans are eligible for reduced sales loads based solely on their individual investments.


   Class D Shares. Class D shares are sold without an initial sales load but are subject to a CDSL if the shares are redeemed within one year, an annual distribution fee of up to .75 of 1% and an annual service fee of up to .25 of 1%, of the average daily net asset value of the Class D shares. SFSI will make a 1% payment to dealers in respect of purchases of Class D shares.

   A CDSL will be imposed on any redemption of Class D shares which were purchased during the preceding twelve months; however, no such charge will be imposed on shares acquired through the investment of dividends or distributions from any Class D shares within the Seligman Group. The amount of any CDSL will be paid to and retained by SFSI.


   To minimize the application of the CDSL to a redemption, shares acquired pursuant to the investment of dividends and distributions (which are not subject to a CDSL) will be redeemed first; followed by shares purchased at least one year prior to the redemption. Shares held for the longest period of time within the applicable one year period will then be redeemed. Additionally, for those shares determined to be subject to the CDSL, the application of the 1% CDSL will be made to the current net asset value or original purchase price, whichever is less.


   For example, assume an investor purchased 100 shares in January at a price of $10.00 per share. During the first year, 5 additional shares were acquired through investment of dividends and distributions. In January of the following year, an additional 50 shares are purchased at a price of $12.00 per share. In March of that year, the investor chooses to redeem $1,500.00 from the account which now holds 155 shares with a total value of $1,898.75 ($12.25 per share). The CDSL for this transaction would be calculated as follows:

           Total shares to be redeemed
               (122.449 @ $12.25) as follows:               $1,500.00
                                                            =========

           Dividend/Distribution shares
               (5 @ $12.25)                                   $ 61.25

           Shares over 1 year old
               (100 @ $12.25)                                1,225.00

           Shares less than 1 year old subject to
               CDSL (17.449 @ $12.25)                          213.75
                                                            ---------

           Gross proceeds of redemption                     $1,500.00

           Less CDSL (17.449 shares @ $12.00 =
               $209.39 x 1% = $2.09)                            (2.09)
                                                            ---------

           Net proceeds of redemption                       $1,497.91
                                                            =========



   For federal income tax purposes, the amount of the CDSL will reduce the gain or increase the loss, as the case may be, on the amount recognized on the redemption of shares.

   The CDSL will be waived or reduced in the following instances:


   (a) on redemptions following the death or disability of a shareholder, as defined in section 72(m)(7) of the Internal Revenue Code of 1986, as amended (the "Code"); (b) in connection with (i) distributions from retirement plans qualified under section 401(a) of the Code when such redemptions are necessary to make distributions to plan participants (such payments include, but are not limited to death, disability, retirement, or separation of service), (ii) distributions from a custodial account under section 403 (b)(7) of the Code or an individual retirement account (an "IRA") due to death, disability, or attainment of age 591/2, and (iii) a tax-free return of an excess contribution to an IRA; (c) in whole or in part, in connection with shares sold to current and retired Directors of the Fund; (d) in whole or in part, in connection with shares sold to any state, county, or city or any instrumentality, department, authority, or agency thereof, which is prohibited by applicable investment laws from paying a sales load or commission in connection with the purchase of shares of any registered investment management company; (e) pursuant to an automatic cash withdrawal service; (f) in connection with the redemption of Class D shares of the Fund if the Fund is combined with another mutual fund in the Seligman Group, or another similar reorganization transaction; and (g) in connection with the Fund's right to redeem or liquidate an account that holds below a certain minimum number or dollar amount of shares (currently $500).


   If, with respect to a redemption of any Class D shares sold by a dealer, the CDSL is waived because the redemption qualifies for a waiver as set forth above, the dealer shall remit to SFSI promptly upon notice, an amount equal to the 1% payment or a portion of the 1% payment paid on such shares.

   SFSI may from time to time assist dealers by, among other things, providing sales literature to, and holding informational programs for the benefit of, dealers' registered representatives. Dealers may limit the participation of registered representatives in such informational programs by means of sales incentive programs which may require the sale of minimum dollar amounts of shares of the mutual funds in the Seligman Group. SFSI may from time to time pay a bonus or other incentive to dealers that sell shares of the Seligman Mutual Funds. In some instances, these bonuses or incentives may be offered only to certain dealers which employ registered representatives who have sold or may sell a significant amount of shares of the Fund and/or certain other mutual funds managed by the Manager during a specified period of time. Such bonus or other incentive may take the form of payment for travel expenses, including lodging, incurred in connection with trips taken by qualifying registered representatives and members of their families to places within or outside the United States. The cost to SFSI of such promotional activities and payments shall be consistent with the rules of the National Association of Securities Dealers, Inc., as then in effect.



TELEPHONE TRANSACTIONS


   A shareholder with telephone transaction privileges, and the shareholder's broker/dealer representative, will have the ability to effect the following transactions via telephone: (i) redemption of Fund shares, (ii) exchange of Fund shares for shares of another Seligman Mutual Fund, (iii) change of a dividend and/or capital gain distribution option, and (iv) change of address. All telephone transactions are effected through Seligman Data Corp. at (800) 221-2450.

   For investors who purchase shares by completing and submitting an Account Application (except those accounts registered as trusts (unless the trustee and sole beneficiary are the same person), corporations or group retirement plans):
Unless an election is made otherwise on the Account Application, a shareholder and the shareholder's broker/dealer of record, as designated on the Account Application, will automatically receive telephone transaction privileges.

   For investors who purchase shares through a broker/dealer: Telephone services for a shareholder and the shareholder's broker/dealer representative may be elected by completing a supplemental election application available from the broker-dealer of record.

   For accounts registered as IRAs: Telephone services will include only exchanges or address changes.

   For accounts registered as trusts (unless the trustee and sole beneficiary are the same person), corporations or group retirement plans: Telephone services are not available.


   All Seligman Mutual Fund accounts with the same account number (i.e., registered exactly the same), including any new Seligman Mutual Fund in which the shareholder invests in the future, will automatically include telephone services if the existing account has telephone services. Telephone services may also be elected at any time on a supplemental application.

   For accounts registered jointly (such as joint tenancies, tenants in common and community property registrations), each owner, by accepting or requesting telephone services, authorizes each of the other owners to effect telephone transactions on his or her behalf.


   During times of drastic economic or market changes, a shareholder or the shareholder's representative may experience difficulty in contacting Seligman Data Corp. to request a redemption or exchange of Fund shares. In these circumstances, the shareholder should consider using other redemption or exchange procedures. Use of these other redemption or exchange procedures will result in your redemption request being processed at a later time than if telephone transactions had been used, and the Fund's net asset value may fluctuate during such periods.

   The Fund and Seligman Data Corp. will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. These will include recording all telephone calls requesting account activity, requiring that the caller provide certain requested personal and/or account information at the time of the call for the purpose of establishing the caller's identity, and sending a written confirmation of redemptions, exchanges or address changes to the address of record each time activity is initiated by telephone. As long as the Fund and Seligman Data Corp. follow instructions communicated by telephone that were reasonably believed to be genuine at the time of their receipt, neither they nor any of their affiliates will be liable for any loss to the shareholder caused by an unauthorized transaction. In any instance where the Fund or Seligman Data

Corp. is not reasonably satisfied that instructions received by telephone are genuine, the requested transaction will not be executed, and neither they nor any of their affiliates will be liable for any losses which may occur due to a delay in implementing the transaction. If the Fund or Seligman Data Corp. does not follow the procedures described above, the Fund or Seligman Data Corp. may be liable for any losses due to unauthorized or fraudulent instructions. Telephone transactions must be effected through a representative of Seligman Data Corp., i.e., requests may not be communicated via Seligman Data Corp.'s automated telephone answering system. Shareholders, of course, may refuse or cancel telephone services. Telephone services may be terminated by a shareholder at any time by sending a written request to Seligman Data Corp. Written acknowledgment of termination of telephone transaction services will be sent to the shareholder at the address of record.


REDEMPTION OF SHARES


   A shareholder may redeem shares held in book credit form without charge, except a CDSL, if applicable, at any time by sending a written request to Seligman Data Corp., 100 Park Avenue, New York, NY 10017. The redemption request must be signed by all persons in whose name the shares are registered. A shareholder may redeem shares that are not in book credit form by surrendering certificates in proper form to the same address. Certificates should be sent by registered mail. Share certificates must be endorsed for transfer or accompanied by an endorsed stock power signed by the person(s) whose name(s) appear(s) on the face of the certificate. The shareholder's letter of instruction or endorsed stock power should specify the account number, class of shares (A or D) and the number of shares or dollar amount to be redeemed. The Fund cannot accept conditional redemption requests. If the redemption proceeds are (i) $50,000 or more, (ii) to be paid to someone other than the shareholder of record
(regardless of the amount) or (iii) to be mailed to other than the address of record (regardless of the amount), the signature(s) of the shareholder(s) must be guaranteed by an eligible financial institution including, but not limited to, the following: banks, trust companies, credit unions, securities brokers and dealers, savings and loan associations and participants in the Securities Transfer Association Medallion Program (STAMP), the Stock Exchanges Medallion Program (SEMP) or the New York Stock Exchange Medallion Signature Program (MSP). The Fund reserves the right to reject a signature guarantee where it is believed that the Fund will be placed at risk by accepting such guarantee. A signature guarantee is also necessary in order to change the account registration. Notarization by a notary public is not an acceptable signature guarantee. Additional documentation may be required by Seligman Data Corp. in the event of a redemption by corporations, executors, administrators, trustees, custodians or retirement plans. For further information with respect to redemption requirements, please contact the Shareholder Services Department of Seligman Data Corp. for assistance. In the case of Class A shares and in the case of Class D shares redeemed after one year, a shareholder will receive the net asset value per share next determined after receipt of a request in good order. If Class D shares are redeemed within one year of purchase, a shareholder will receive the net asset value per share next determined after receipt of a request in good order, less a CDSL of 1% as described under "Purchase Of Shares--Class D Shares" above.

   A shareholder also may "sell" shares to the Fund through an investment dealer and, in that way, be certain, providing the order is timely, of receiving the net asset value established at the end of the day on which the dealer is given the repurchase order (less any applicable CDSL in the case of Class D shares). The Fund makes no charge for this transaction, but the unaffiliated dealer may charge a service fee. "Sell" or repurchase orders received from an authorized dealer before the close of the NYSE and received by SFSI, the repurchase agent, before the close of business on the same day will be executed at the net asset value per share determined as of the close of the NYSE on that day, less any applicable CDSL. Repurchase orders received from authorized dealers after the close of the NYSE or not received by SFSI prior to the close of business will be executed at the net asset value determined as of the close of the NYSE on the next trading day, less any applicable CDSL. Shares held in a "street name" account with a broker/dealer may be sold to the Fund only through a broker/dealer.

   Telephone Redemptions. Telephone redemptions of uncertificated shares may be made once per day, in an amount of up to $50,000. Telephone redemption requests must be received by Seligman Data Corp. at (800) 221-2450 between 8:30 a.m. and 4:00 p.m. New York City time, on any business day and will be processed as of the close of business on that day. Redemption requests by telephone will not be accepted within 30 days following an address change. Keogh Plans, IRAs or other retirement plans are not eligible for telephone redemptions. The Fund reserves the right to suspend or terminate its telephone redemption service at any time without notice.

   For more information about telephone redemptions, and the circumstances under which shareholders may bear the risk of loss for a fraudulent transaction, see "Telephone Transactions" above.

   General. With respect to shares redeemed, a check for the proceeds will be sent to the shareholder's address of record within seven calendar days after acceptance of the redemption order and will be made payable to all of the registered owners on the account. With respect to shares repurchased by the Fund, a check for the proceeds will be sent to the investment dealer within seven calendar days after acceptance of the repurchase order and will be made payable to the investment dealer. The Fund will not permit redemptions of shares with respect to shares purchased by check (unless certified) until the Fund receives notice that the check has cleared, which may be up to 15 days from the credit of such shares to the shareholder's account. The proceeds of a redemption or repurchase, of course, may be more or less than the investor's cost.


   The Fund reserves the right to redeem shares of the Fund owned by a shareholder whose investment in the Fund has a value of less than a minimum amount specified by the Fund's Board of Directors, which is presently $500. Shareholders are sent a notice before such redemption is processed stating that the value of the investment in the Fund is less than the specified minimum and that they have sixty days to make an additional investment.


   Reinstatement Privilege. If a shareholder redeems Class A shares and then decides to reinvest them, or to shift the investment to one of the other Seligman Mutual Funds, the shareholder may, within 120 calendar days of the date of redemption, use all or any part of the proceeds of the redemption to reinstate, free of sales load, all or any part of the investment in shares of the Fund or in shares of any of the other Seligman Mutual Funds. If a shareholder redeems Class D shares and the redemption was subject to a CDSL, the shareholder may reinstate the investment in shares of the same class of the Fund or any of the other Seligman Mutual Funds within 120 calendar days of the date of redemption and receive a credit for the CDSL paid. Such investment will be reinstated at the net asset value per share established as of the close of the NYSE on the day the request is received. Seligman Data Corp. must be informed that the purchase represents a reinstated investment. Reinstated shares must be registered exactly and be of the same class as the shares previously redeemed.


   Generally, exercise of the Reinstatement Privilege does not alter the federal income tax status of any capital gain realized on a sale of Fund shares, but to the extent that any shares are sold at a loss and the proceeds are reinvested in shares of the same fund, some or all of the loss will not be allowed as a deduction, depending upon the percentage of the proceeds reinvested.

ADMINISTRATION, SHAREHOLDER SERVICES
AND DISTRIBUTION PLAN

   Under the Fund's Administration, Shareholder Services and Distribution Plan (the "Plan") the Fund may pay to SFSI an administration, shareholder services and distribution fee in respect of the Fund's Class A and Class D shares. Payments under the Plan may include, but are not limited to: (i) compensation to securities dealers and other organizations ("Service Organizations") for providing distribution assistance with respect to assets invested in the Fund,
(ii) compensation to Service Organizations for providing administration, accounting and other shareholder services with respect to Fund shareholders, and

(iii) otherwise promoting the sale of shares of the Fund, including paying for the preparation of advertising and sales literature and the printing and distribution of such promotional materials and prospectuses to prospective investors and defraying SFSl's costs incurred in connection with its marketing efforts with respect to shares of the Fund. The Manager, in its sole discretion, may also make similar payments to SFSI from its own resources, which may include the management fee that the Manager receives from the Fund.

   Under the Plan, the Fund reimburses SFSI for its expenses with respect to Class A shares at an annual rate of up to .25% of the average daily net asset value of Class A shares. It is expected that the proceeds from the fee in respect of Class A shares will be used primarily to compensate Service Organizations which enter into agreements with SFSI. Such Service Organizations will receive from SFSI a continuing fee of up to .25% on an annual basis, payable quarterly, of the average daily net assets of Class A shares attributable to the particular Service Organization for providing personal service and/or the maintenance of shareholder accounts. The fee payable from time to time is, within such limit, determined by the Directors of the Fund.


   The Plan as it relates to Class A shares, was approved by the Directors on March 19, 1992 and by the shareholders of the Fund at a special meeting held on May 1,1992. The Plan became effective on June 1,1992. The Plan is reviewed by the Directors annually. The total amount paid for the year ended September 30, 1995 in respect of the Fund's Class A shares pursuant to the Plan was equal to
 .16% of the Class A shares' average daily net assets.


   Under the Plan, the Fund reimburses SFSI for its expenses with respect to the Class D shares at an annual rate of up to 1% of the average daily net asset value of the Class D shares. Proceeds from the Class D distribution fee are used primarily to compensate Service Organizations for administration, shareholder services and distribution assistance (including a continuing fee of up to .25% on an annual basis of the average daily net asset value of Class D shares attributable to particular Service Organizations for providing personal service and/or the maintenance of shareholder accounts) and will initially be used by SFSI to defray the expense of the 1% payment made by it to Service Organizations at the time of the sale of Class D shares. The amounts expended by SFSI in any one year upon the initial purchase of Class D shares may exceed the amounts received by it from Plan payments retained. Expenses of administration, shareholder services and distribution of Class D shares in one fiscal year of the Fund may be paid from Class D Plan fees received from the Fund in any other fiscal year.


   The Plan as it relates to Class D shares, was approved by the Directors on March 18, 1993 and became effective May 1,1993. The Plan is reviewed by the Directors annually. The total amount paid for the year ended September 30, 1995 by the Fund's Class D shares pursuant to the Plan was 1% per annum of the average daily net assets of Class D shares.

   Seligman Services, Inc. ("SSI"), an affiliate of the Manager, is a limited purpose broker/dealer. SSI acts as a broker/dealer of record for shareholder accounts that do not have a designated broker/dealer of record and receives compensation from the Fund pursuant to the Plan for providing personal services and account maintenance to such accounts and other distribution services.


EXCHANGE PRIVILEGE


   A shareholder of the Fund may, without charge, exchange at net asset value any part or all of an investment in the Fund for shares of any of the other mutual funds in the Seligman Group. Exchanges may be made by mail, or by telephone if the shareholder has telephone services.

   Class A shares may be exchanged only for Class A shares, and Class D shares may be exchanged only for Class D shares, of another mutual fund in the Seligman Group. All exchanges will be made on the basis of relative net asset value.


   If Class D shares that are subject to a CDSL are exchanged for Class D shares of another fund, for purposes of assessing the CDSL payable upon disposition of the exchanged Class D shares, the one year holding period shall be reduced by the holding period of the original Class D shares.

   The mutual funds in the Seligman Group available under the Exchange Privilege are:

   o Seligman Capital Fund, Inc.: seeks aggressive capital appreciation. Current income is not an objective.

   o Seligman Cash Management Fund, Inc.: invests in high-quality money market instruments. Shares are sold at net asset value.

   o Seligman Common Stock Fund, Inc.: seeks favorable current income and long-term growth of both income and capital value without exposing capital to undue risk.


   o Seligman Communications and Information Fund, Inc.: invests in shares of companies in the communications, information and related industries to produce capital gain. Income is not an objective.



   o Seligman Growth Fund, Inc.: seeks longer term growth in capital value and an increase in future income.


   o Seligman Henderson Global Fund Series, Inc.: consists of the Seligman Henderson Global Growth Opportunities Fund, the Seligman Henderson Global Smaller Companies Fund, the Seligman Henderson Global Technology Fund and the Seligman Henderson International Fund, all of which seek long-term capital appreciation primarily through investing in companies either globally or internationally.

   o Seligman High Income Fund Series: seeks high current income by investing in debt securities. The fund consists of the U.S. Government Securities Series and the High-Yield Bond Series.


   o Seligman Income Fund, Inc.: seeks high current income and the possibility of improvement of future income and capital value.

   o Seligman New Jersey Tax-Exempt Fund, Inc.: invests in investment grade New Jersey tax-exempt securities.

   o Seligman Pennsylvania Tax-Exempt Fund Series: invests in investment grade Pennsylvania tax-exempt securities.

   o Seligman Tax-Exempt Fund Series, Inc.: consists of several State Series and a National Series. The National Tax-Exempt Series seeks to provide maximum income exempt from Federal income taxes; individual state series, each seeking to maximize income exempt from Federal income taxes and from personal income taxes in designated states, are available for Colorado, Georgia, Louisiana, Maryland, Massachusetts, Michigan, Minnesota, Missouri, New York, Ohio, Oregon and South Carolina.

   o Seligman Tax-Exempt Series Trust: includes the California Tax-Exempt Quality Series, California Tax- Exempt High-Yield Series, Florida Tax-Exempt Series and North Carolina Tax-Exempt Series, each of which invests in tax-exempt securities of its designated state.


   All permitted exchanges will be based on the net asset values of the respective funds determined at the close of the NYSE on that day. Telephone requests for exchanges must be received between 8:30 a.m. and 4:00 p.m. New York City time on any business day, by Seligman Data Corp. at (800) 221-2450 and will be processed as of the close of business on that day. The registration of an account into which an exchange is made must be identical to the registration of the account from which shares are exchanged. When establishing a new account by an exchange of shares, the shares being exchanged must have a value of at least the minimum initial investment required by the fund into which the exchange is being made. The method of receiving distributions, unless otherwise indicated, will be carried over to the new fund account, as will telephone services. Account services, such as Invest-A-Check(R) Service, Directed Dividends and Automatic Cash Withdrawal Service will not be carried over to the new fund account unless specifically requested and permitted by the new fund. Exchange orders may be placed to effect an exchange of a specific number of shares, an exchange of shares equal to a specific dollar amount or an exchange of all shares held. Shares for which certificates have been issued may not be exchanged via telephone and may be exchanged only upon receipt of an exchange request together with certificates representing shares to be exchanged in form for transfer.

   Telephone exchanges are only available to shareholders whose accounts are registered individually, jointly, or as IRAs. The Exchange Privilege via mail is generally applicable to investments in an IRA and other retirement plans, although some restrictions may apply. The terms of the exchange offer described herein may be modified at any time; and not all of the mutual funds in the Seligman Group are available to residents of all states. Before making any exchange, a shareholder should contact an authorized investment dealer or Seligman Data Corp. to obtain prospectuses of any of the Seligman Mutual Funds.

   A broker/dealer representative of record will be able to effect exchanges on behalf of a shareholder only if the shareholder has telephone services or if the broker/dealer has entered into a Telephone Exchange Agreement with SFSI wherein the broker/dealer must agree to indemnify SFSI and the Seligman Group of Mutual Funds from any loss or liability incurred as a result of the acceptance of telephone exchange orders. Written confirmation of all exchanges will be forwarded to the shareholder to whom the exchanged shares are registered and a duplicate confirmation will be sent to the broker/dealer of record listed on the account.

   SFSI reserves the right to reject any telephone exchange request. Any rejected telephone exchange order may be processed by mail. For more information about telephone exchanges, which, unless objected to, are assigned to certain shareholders automatically, and the circumstances under which shareholders may bear the risk of loss for a fraudulent transaction, see "Telephone Transactions" above.


   Exchanges of shares are sales and may result in a gain or loss for Federal income tax purposes.

FURTHER INFORMATION ABOUT TRANSACTIONS IN THE FUND

   Because excessive trading (including short-term, "market timing" trading) can hurt the Fund's performance, the Fund may refuse any exchange (1) from any shareholder account from which there have been two exchanges in the preceding three month period, or (2) where the exchanged shares equal in value the lesser of $1,000,000 or 1% of the Fund's net assets. The Fund may also refuse any exchange or purchase order from any shareholder account if the shareholder or the shareholder's broker/dealer has been advised that previous patterns of purchases and redemptions or exchanges have been considered excessive. Accounts under common ownership or control, including those with the same taxpayer ID number and those administered so as to redeem or purchase shares based upon certain predetermined market indicators, will be considered one account for this purpose. Additionally, the Fund reserves the right to refuse any order for the purchase of shares.

DIVIDENDS AND DISTRIBUTIONS


   Dividends payable from the Fund's net investment income, if any, are distributed annually. Payments vary in amount depending on income received from portfolio securities and the cost of operations. The Fund distributes substantially all of any taxable net long-term and short-term gain realized on investments to shareholders at least annually; such distributions will generally be taxable to shareholders in the year in which they are declared by the Fund if paid before February 1 of the following year.

   Shareholders may elect: (1) to receive both dividends and gain distributions in shares; (2) to receive dividends in cash and gain distributions in shares; or
(3) to receive both dividends and gain distributions in cash. In the case of prototype retirement plans, dividends and capital gain distributions are reinvested in additional shares. Unless another election is made, dividends and capital gain distributions will be credited to shareholder accounts in additional shares of the Fund. Shares acquired through a dividend or gain distribution and credited to a shareholder's account are not subject to an initial sales load or a CDSL. Dividends and gain distributions paid in shares are invested at the net asset value on the ex-dividend date. Shareholders may elect to change their dividend and gain distribution options by writing Seligman Data Corp. at the address listed below. If the shareholder has telephone services, changes may also be telephoned to Seligman Data Corp. between 8:30 a.m. and 6:00 p.m. New York City time, by either the shareholder or the broker/dealer of record on the account. For information about telephone services, see "Telephone Transactions." These elections must be received by Seligman Data Corp. before the record date for the dividend or distribution in order to be effective for such dividend or distribution.

   The per share dividends from net investment income on Class D shares will be lower than the per share dividends on Class A shares as a result of the higher distribution fee applicable with respect to Class D shares. Per share dividends of the two classes may also differ as a result of differing class expenses, if any. Distributions of net capital gains, if any, will be paid in the same amount for Class A and Class D shares. See "Purchase Of Shares--Valuation."

   Shareholders exchanging shares of a mutual fund for shares of another mutual fund in the Seligman Group will continue to receive dividends and gains as elected prior to such exchange unless otherwise specified. In the event that a shareholder redeems all shares in an account between the record date and the payable date, the value of dividends or gain distributions declared and payable will be paid in cash regardless of the existing election.


FEDERAL INCOME TAXES

   The Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended. For each year so qualified, the Fund will not be subject to Federal income taxes on its net investment income and capital gains, if any, realized during any taxable year, which it distributes  to its  shareholders,  provided  that  at  least  90%  of  its  net investment income and net short-term capital gains are distributed to shareholders each year.

   Dividends from net investment income and distributions from net short-term capital gains are taxable as ordinary income to the shareholders, whether received in cash or reinvested in additional shares and, to the extent designated as derived from the Fund's dividend income that would be eligible for the dividends received deduction if the Fund were not a regulated investment company, they are eligible, subject to certain restrictions, for the 70% dividends received deduction for corporations.

   Distributions of net capital gains, i.e., the excess of net long-term capital gains over any net short-term losses, are taxable as long-term capital gain, whether received in cash or invested in additional shares, regardless of how long shares have been held by the shareholders; such distributions are not eligible for the dividends received deduction allowed to corporate shareholders. Shareholders receiving distributions in the form of additional shares issued by the Fund will be treated for Federal income tax purposes as having received a distribution in an amount equal to the fair market value on the date of distribution of the shares received.


   Any gain or loss realized upon a sale or redemption of shares in the Fund by a shareholder who is not a dealer in securities will generally be treated as a long- term capital gain or loss if the shares have been held for more than one year and otherwise as a short-term capital gain or loss. Individual shareholders will be subject to Federal income tax on net capital gains at a maximum rate of 28%. Net capital gain of a corporate shareholder is taxed at the same rate as ordinary income. However, if shares on which a long-term capital gain distribution has been received are subsequently sold or redeemed and such shares have been held for six months or less, any loss realized will be treated as long-term capital loss to the extent that it offsets the long-term capital gain distribution. In addition, no loss will be allowed on the sale or other disposition of shares of the Fund if, within a period beginning 30 days before the date of such sale or disposition and ending 30 days after such date, the holder acquires (such as through dividend reinvestment) securities that are substantially identical to the shares of the Fund.


   In determining gain or loss on shares of the Fund that are sold or exchanged within 90 days after acquisition, a shareholder generally will not be permitted to include in the tax basis attributable to such shares the sales load incurred in acquiring such shares to the extent of any subsequent reduction of the sales load by reason of the Exchange or Reinstatement Privilege offered by the Fund. Any sales load not taken into account in determining the tax basis of shares sold or exchanged within 90 days after acquisition will be added to the shareholder's tax basis in the shares acquired pursuant to the Exchange or Reinstatement Privilege.

   The Fund will generally be subject to an excise tax of 4% on the amount of any income or capital gains, above certain permitted levels, distributed to shareholders on a basis such that such income or gain is not taxable to shareholders in the calendar year in which it was earned by the Fund.
Furthermore, dividends declared in October, November or December, payable to shareholders of record on a specified date in such a month and paid in the following January will be treated as having been paid by the Fund and received by each shareholder in December. Under this rule, therefore, shareholders may be taxed in one year on dividends or distributions actually received in January of the following year.

   Shareholders are urged to consult their tax advisers concerning the effect of Federal income taxes in their individual circumstances.

   Unless a shareholder includes a certified Taxpayer Identification Number (Social Security Number for individuals) on the Account Application and certifies that the shareholder is not subject to backup withholding, the Fund is required to withhold and remit to the U.S. Treasury a portion of distributions and other reportable payments to the shareholder. The rate of backup withholding is 31%. Shareholders should be aware that, under regulations promulgated by the Internal Revenue Service, the Fund may be fined $50 annually for each account for which a certified Taxpayer Identification Number is not provided. In the event that such a fine is imposed, the Fund may charge a service fee of up to $50 that may be debited from the shareholder's account and offset against any undistributed dividends and capital gain distributions. The Fund also reserves the right to close any account which does not have a certified Taxpayer Identification Number.


SHAREHOLDER INFORMATION


   Shareholders will be sent reports quarterly regarding the Fund. General information about the Fund may be requested by writing the Corporate
Communications/Investor Relations Department, J. & W. Seligman & Co. Incorporated, 100 Park Avenue, New York, NY 10017 or telephoning the Corporate Communications/Investor Relations Department toll-free by dialing (800) 221-7844 from all continental United States, except New York or (212) 850-1864 in New York State and the Greater New York City area. Information about a shareholder account (other than a retirement plan account), may be requested by writing the Shareholder Services Department, Seligman Data Corp. at the same address or by toll-free telephone by dialing (800) 221-2450 from all continental United States. For information about a retirement account, call Pension Plan Services toll-free by dialing (800) 445-1777 or write Pension Plan Services, Seligman Data Corp. at the address above. Seligman Data Corp. may be telephoned Monday through Friday (except holidays) between the hours of 8:30 a.m. and 6:00 p.m. New York City time and calls will be answered by a service representative.

   24 hour telephone access is available by dialing (800) 622-4597 on a touchtone phone, which provides instant access to price, yield, account balance, most recent transaction and other information. In addition, account statements and Form 1099-DIV can be ordered. To insure prompt delivery of distribution checks, account statements and other information, Seligman Data Corp. should be notified immediately in writing of any address change. Address changes may be telephoned to Seligman Data Corp. if the shareholder has telephone services. For more information about telephone services, see "Telephone Transactions" above.


   Account   Services.   Shareholders   are  sent   confirmation   of  financial
transactions.

   Special investor services are available. These include:

   o Invest-A-Check(R) enables a shareholder to authorize checks to be drawn on a regular checking account at regular monthly intervals in fixed amounts of $100 or more per Fund, or regular quarterly intervals in fixed amounts of $250 or more per Fund, to purchase shares. Accounts may be established concurrently with the Invest-A-Check(R) Service with a $100 minimum in conjunction with the monthly investment option, or a $250 minimum in conjunction with the quarterly investment option. Accounts established in conjunction with the Invest-A-Check(R) Service must be accompanied by a minimum initial investment of $100. (See "Terms and Conditions" on page 23.)

   o Automatic Dollar-Cost-Averaging Service permits a shareholder of Seligman Cash Management Fund to exchange a specified amount at regular monthly intervals in fixed amounts of $100 or more per Fund, or regular or quarterly intervals in fixed amounts of $250 or more per Fund, into Class A shares of any other Seligman Mutual Fund, including the Fund, registered in the same name. The shareholder's Cash Management Fund account must have a dollar value of at least $5,000 at the initiation of the service. Exchanges will be made at the public offering price.


   o Dividends From Other Investments permits a shareholder to order dividends payable on shares of other companies to be paid to and invested in additional shares of the Fund. (Dividend checks must meet or exceed the required minimum purchase amount and include the shareholder's name, the name of the fund and the class of shares in which the investment is to be made and the shareholder's fund account number.)

   o Automatic CD Transfer Service permits a shareholder to instruct a bank to invest the proceeds of a maturing bank certificate of deposit ("CD") in shares of any designated Seligman Mutual Fund. Shareholders who wish to use this service should contact Seligman Data Corp. or a broker to obtain the necessary documentation. Banks may charge a penalty on CD assets withdrawn prior to maturity. Accordingly, it will not normally be advisable to liquidate a CD before its maturity.


   o Automatic Cash Withdrawal Service permits payments at regular intervals to be made to a shareholder who owns or purchases Class A shares worth $5,000 or more held as book credits. Holders of Class D shares may elect to use this service with respect to shares that have been held for at least one year. (See "Terms and Conditions" on page 23.)

   o Directed Dividends allows a shareholder to pay dividends to another person or to direct the payment of such dividends to another Seligman Mutual Fund for purchase at net asset value. Dividends on Class A and Class D shares may be directed only to shares of the same class of another Seligman Mutual Fund. For this purpose, shares of a fund offering only one class of shares sold with a sales load will be treated as Class A shares.


   o Overnight Delivery to service shareholder requests is available for a $15.00 fee which may be debited from a shareholder's account, if requested.

   o Copies of account statements will be sent to each shareholder free of charge for the current year and most recent prior year. Copies of year-end statements for prior years are available for a fee of $10.00 per year, per account, with a maximum charge of $150 per account. Statement requests should be forwarded, along with a check, to Seligman Data Corp.

   Tax-Deferred Retirement Plans. Shares of the Fund may be purchased for all types of tax-deferred retirement plans. SFSI makes available plans, plan forms and custody agreements for:

   --Individual Retirement Accounts (IRAs);

   --Simplified Employee Pension Plans (SEPs);

   --Section 401(k) Plans for corporations and their employees;

   --Section 403(b)(7) Plans for employees of public school systems and certain non-profit organizations who wish to make deferred compensation arrangements; and

   --Pension and Profit Sharing Plans for sole proprietorships, corporations and partnerships.

   These types of plans may be established only upon receipt of a written application form. The Fund may register an IRA investment for which an account application has not been received as an ordinary taxable account.


   Information may be requested by writing Pension Plan Services, Seligman Data Corp., 100 Park Avenue, New York, NY 10017 or telephoning toll-free (800) 445-1777 from all continental United States, or from an authorized dealer.

ADVERTISING THE FUND'S PERFORMANCE


   From time to time the Fund advertises its "total return" and "average annual total return," each of which is calculated separately for Class A and Class D shares. These figures are based on historical earnings and are not intended to indicate future performance. The "total return" shows what an investment in shares of Class A and Class D of the Fund would have earned over a specified period of time (for example, one, five and ten year periods or since inception) assuming the payment of the maximum sales load, if any (or CDSL upon redemption, if applicable), when the investment was made and that all distributions and dividends paid by the Fund were reinvested on the reinvestment dates during the period. The "average annual total return" is the annual rate required for the initial payment to grow to the amount which would be received at the end of the specified period (one, five and ten year periods or since inception); i.e., the average annual compound rate of return. The total return and average annual total return of Class A shares quoted from time to time including periods through June 1,1992, do not reflect the deduction of the administration, shareholder services and distribution fee, which if reflected would reduce the performance quoted. The total return and average annual return quoted from time to time for both Class A shares and Class D shares for periods prior to January 1, 1996 do not include the increase in the management fees payable by the Fund, which if reflected would reduce the performance quoted. Total return and average annual total return may also be presented without the effect of the initial sales load or CDSL, as applicable.


   From time to time, reference may be made in advertising or promotional material to performance information, including mutual fund rankings, prepared by Lipper Analytical Service, Inc. ("Lipper"), an independent reporting service which monitors the performance of mutual funds. In calculating the total return of the Fund's Class A and Class D shares, the Lipper analysis assumes investment of all dividends and distributions paid but does not take into account applicable sales loads. The Fund may also refer in advertisements or in other promotional material to articles, comments, listings and columns in the financial press pertaining to the Fund's performance. Examples of such financial and other press publications include Barron's, Business Week, CDA/ Wiesenberger Mutual Funds Investment Report, Christian Science Monitor, Financial Planning, Financial Times, Financial World, Forbes, Fortune, Individual Investor, Investment Advisor, Investors Business Daily, Kiplinger's, Los Angeles Times, MONEY Magazine, Morningstar, Inc., Pension and Investments, Smart Money, The New York Times, The Wall Street Journal, USA Today, U.S. News and World Report, Worth Magazine, Washington Post and Your Money.

ORGANIZATION AND CAPITALIZATION


   The Fund is an open-end investment company incorporated under the laws of the state of Maryland on July 9, 1984. The Fund is authorized to issue 50,000,000 shares of capital stock, each with a par value of $0.10 divided into two classes. Each share of the Fund's Class A and Class D common stock is equal as to earnings, assets and voting privileges, except that each class bears its own separate distribution and, potentially, certain other class expenses and has exclusive voting rights with respect to any matter to which a separate vote of any class is required by the 1940 Act or Maryland law. The 1940 Act requires that where more than one class exists, each class must be preferred over all other classes in respect of assets specifically allocated to such class. In accordance with the Articles of Incorporation, the Board of Directors may authorize the creation of additional classes of common stock with such characteristics as are permitted by Rule 18f-3 under the 1940 Act. All shares have noncumulative voting rights for the election of directors. Each outstanding share is fully paid and non-assessable, and each is freely transferable. There are no liquidation, conversion or preemptive rights.

                              TERMS AND CONDITIONS

                           General Account Information

   Investments will be made in as many shares, including fractions to the third decimal place, as can be purchased at the net asset value plus a sales load, if applicable, at the close of business on the day payment is received. If a check in payment of a purchase of Fund shares is dishonored for any reason, Seligman Data Corp. will cancel the purchase and may redeem additional shares, if any, held in a shareholder's account in an amount sufficient to reimburse the Fund for any loss it may have incurred and charge a $10.00 return check fee. Shareholders will receive dividends from investment income and any distributions from gain realized on investments in shares or in cash according to the option elected. Dividend and gain options may be changed by notice to Seligman Data Corp. in writing. These option changes must be received by Seligman Data Corp. on or before the record date for the dividend or distribution in order to be effective for that dividend or distribution. Stock certificates will not be issued, unless requested. Replacement stock certificates will be subject to a surety fee.

                            Invest-A-Check(R) Service


   The Invest-A-Check(R) Service is available to all shareholders. The application is subject to acceptance by the shareholder's bank and Seligman Data Corp. Checks in the amount specified will be invested in the shareholder's account on the fifth day of each month unless otherwise specified (or on the prior business day if such day of the month falls on a weekend or holiday) in which an investment is scheduled and invested at the public offering price, if applicable, at the close of business on the same date. After the initial investment, the value of shares held in the shareholder's Account must equal not less than two regularly scheduled investments. If a check is not honored by the shareholder's bank, or if the value of shares held falls below the required minimum, the Service will be suspended. In the event that a check is returned marked "unpaid," Seligman Data Corp. will cancel the purchase, redeem shares held in the shareholder's account for an amount sufficient to reimburse the Fund for any loss it may have incurred as a result, and charge a $10.00 return check fee. This fee may be debited to the shareholder's Account. Service will be reinstated upon written request indicating that the cause of interruption has been corrected. The Service may be terminated by the shareholder or Seligman Data Corp. at any time by written notice. The shareholder agrees to hold the Fund and its agents free from all liability which may result from acts done In good faith and pursuant to these terms. Instructions for establishing Invest-A-Check(R) Service are given on page 20. In the event a shareholder exchanges all of the shares from one Seligman Mutual Fund to another, the shareholder must re-apply for the Invest-A- Check(R) Service in the Seligman Mutual Fund into which the exchange was made. In the event of a partial exchange, the Invest-A-Check(R) Service will be continued, subject to the above conditions, in the Seligman Mutual Fund from which the exchange was made. Accounts established in conjunction with the Invest-A-Check(R) Service must be accompanied by a minimum initial investment of $100. If the shareholder uses the Invest-A-Check(R) Service to make an IRA investment, the purchase will be credited as a current year contribution. If the shareholder uses the Invest-A-Check(R) Service to make an investment in a pension or profit sharing plan, the purchase will be credited as a current year employer contribution.


                        Automatic Cash Withdrawal Service


   The Automatic Cash Withdrawal Service is available to Class A shareholders and to Class D shareholders with respect to Class D shares held for one year or more. A sufficient number of full and fractional shares will be redeemed to provide the amount required for a scheduled payment. Redemptions will be made at the asset value at the close of business on the specific day designated by the shareholder of each month (or on the prior business day if the day specified falls on a weekend or holiday). The shareholder may change the amount of scheduled payments or may suspend payments by written notice to Seligman Data Corp. at least ten days prior to the effective date of such a change or suspension. The service may be terminated by the shareholder or Seligman Data Corp. at any time by written notice. It will be terminated upon proper notification of the death or legal incapacity of the shareholder. Continued payments in excess of dividend income invested will reduce and ultimately exhaust capital. Withdrawals, concurrent with purchases of shares of this or any other investment company, will be disadvantageous to you because of the payment of duplicative sales loads, if applicable. For this reason, additional purchases of Fund shares are discouraged when the Withdrawal Service is in effect.


                      Letter of Intent--Class A Shares Only


   Seligman Financial Services, Inc. will hold in escrow shares equal to 5% of the minimum purchase amount specified. Dividends and distributions on the escrowed shares will be paid to the shareholder or credited to the shareholder's account. Upon completion of the specified minimum purchase within the thirteen-month period, all shares held in escrow will be deposited in the shareholder's account or delivered to the shareholder. A shareholder may include the total asset value of shares of the Seligman Mutual Funds on which a sales load was paid owned as of the date of a Letter of Intent toward the completion of the Letter. If the total amount invested within the thirteen-month period does not equal or exceed the specified minimum purchase, the shareholder will be requested to pay the difference between the amount of the sales load paid and the amount of the sales load applicable to the total purchase made if applicable. If, within 20 days following the mailing of a written request, the shareholder has not paid this additional sales load to Seligman Financial Services, Inc. sufficient escrowed shares will be redeemed for payment of the additional sales load. Shares remaining in escrow after this payment will be released to the shareholder's Account. The intended purchase amount may be increased at any time during the thirteen-month period by filing a revised Agreement for the same period, provided that the shareholder's Dealer furnishes evidence that an amount representing the reduction in sales load under the new Agreement which becomes applicable on purchases already made under the original Agreement, will be refunded and that the required additional escrowed shares are being furnished by the shareholder.

   Shares of Seligman Cash Management Fund, Inc. which have been acquired by an exchange of shares of another Seligman Mutual Fund on which there is a sales load may be taken into account in completing a Letter of Intent, or for Right of Accumulation. However, shares of the Cash Management Fund which have been purchased directly may not be used for purposes of determining reduced sales loads on additional purchases of the other Seligman Mutual Fund.
                                                                            2/96

SELIGMAN
FRONTIER
FUND, INC.
-----------------------------------
100 Park Avenue
New York, New York 10017

INVESTMENT MANAGER
J. & W. Seligman & Co. Incorporated
100 Park Avenue
New York, New York 10017

GENERAL DISTRIBUTOR
Seligman Financial Services, Inc.
100 Park Avenue
New York, New York 10017

SHAREHOLDER SERVICE AGENT
Seligman Data Corp.
100 Park Avenue
New York, New York 10017

PORTFOLIO SECURITIES CUSTODIAN
Investors Fiduciary Trust Company
127 West 10th Street
Kansas City, Missouri 64105

GENERAL COUNSEL
Sullivan & Cromwell
125 Broad Street
New York, New York 10004


              EQFR1 2/96
--------------------------
PROSPECTUS

SELIGMAN
FRONTIER
FUND, INC.


FEBRUARY 1, 1996

[logo]
---------------------------
A CAPITAL APPRECIATION FUND
IN ITS 12TH YEAR


                       THE SELIGMAN GROUP OF FUNDS
                              ACCOUNT APPLICATION


Please make your investment check payable to the "Seligman Group of Funds" and mail it with this completed Application to:

Seligman Data Corp.                          TO OPEN A SELIGMAN IRA, SEP OR PENSION/
100 Park Avenue/2nd Floor                    PROFIT SHARING PLAN, A SEPARATE ADOPTION
New York, NY 10017                           AGREEMENT IS REQUIRED. PLEASE CALL
(800) 221-2450                               RETIREMENT PLAN SERVICES FOR MORE
                                             INFORMATION AT (800) 445-1777.
1.   ACCOUNT REGISTRATION

     TYPE OF  ||INDIVIDUAL  ||MULTIPLE OWNERS   ||GIFT/TRANSFER TO MINOR   ||OTHER (Corporations, Trusts, Organizations,
     ACCOUNT    Use Line 1    Use Lines 1, 2 & 3  Use Line 4                 Use Line 5              Partnerships, etc.)

     Multiple Owners will be registered as Joint Tenants with Right of Survivorship.
     The first name and Social Security or Taxpayer ID Number on line 1, 4, or 5 below will be used for IRS reporting.
     NAME (Minors cannot be legal owners)
     PLEASE PRINT OR TYPE

     1._______________________________________________________________     ___________________________   _________
                    First                Middle                 Last           Social Security Number    Birthdate
     2._______________________________________________________________     ___________________________   _________
                    First                Middle                 Last           Social Security Number    Birthdate
     3._______________________________________________________________     ___________________________   _________
                    First                Middle                 Last           Social Security Number    Birthdate
     4.______________________________, as custodian for ____________________ under the _______________
            Custodian (one only)                           Minor (one only)                 State

       Uniform Gift/Transfer to Minors Act_______________________________until age____________________   _________________
                                           Minor's Social Security Number          (Not more than 21)    Minor's Birthdate

     5._______________________________________________________________________   _____________________
        Name of Corporation or Other Entity. If a Trust, also complete below.     Taxpayer ID Number


     TYPE OF TRUST ACCOUNT:  ||Trust  ||Guardianship  ||Conservatorship  ||Estate   ||Other _________

     Trustee/Fiduciary Name__________________________________     Trust Date__________________________

     Trust Name ______________________________,for the benefit of (FBO)_______________________________

2.   MAILING ADDRESS

     ADDRESS                                          TELEPHONE

___________________________________________ (_______)__________________(_______)_________________
Street Address or P.O. Box                   Daytime                    Evening
___________________________________________ U.S. CITIZEN?  ||Yes  ||No  _________________________
City               State              Zip                                If no, indicate country

3.   INVESTMENT SELECTION

     Please indicate the dollar  amount(s) you would like to invest in the space
     provided below.   Minimum initial investment is $1,000 per Fund ($2,500 for
     Seligman   Communications   and  Information   Fund)  except  for  accounts
     established  concurrently with the  Invest-A-Check(R)  Service (see section
     6-J. of this application). IF MORE THAN ONE FUND IS SELECTED, ACCOUNTS MUST
     HAVE IDENTICAL  REGISTRATIONS AND CLASS OF SHARES (except for Seligman Cash
     Management Fund).

     PLEASE  CHOOSE ONE: || Class A Shares || Class D Shares      MAKE CHECK PAYABLE TO: SELIGMAN GROUP OF FUNDS
     $_____________  TOTAL AMOUNT, INVESTED AS FOLLOWS:


     $_____________ Seligman Communications               $_____________ Seligman Common Stock Fund
                       and Information Fund               $_____________ Seligman Income Fund


     $_____________ Seligman Henderson                    $_____________ Seligman High-Yield Bond Fund
                       Global Technology Fund             $_____________ Seligman U.S. Government Securities Fund
     $_____________ Seligman Frontier Fund                $_____________ Seligman National Tax-Exempt Fund
     $_____________ Seligman Henderson Global             $_____________ Seligman Tax-Exempt Fund (choose one):
                       Smaller Companies Fund              CA-Qlty.||   FL||    MD||   MN||   NY||   OR||
     $_____________ Seligman Capital Fund                  CA-Hy.  ||   GA||    MA||   MO||   NC||   PA||
     $_____________ Seligman Henderson Global              CO      ||   LA||    MI||   NJ||   OH||   SC||
     $_____________    Growth Opportunities Fund
     $_____________ Seligman Growth Fund
     $_____________ Seligman Henderson
                       International Fund                 $_____________ Seligman Cash Management Fund (Class A only)



     NO REDEMPTION  PROCEEDS  WILL BE REMITTED TO A SHAREHOLDER  WITH RESPECT TO
     SHARES  PURCHASED BY CHECK  (UNLESS  CERTIFIED)  UNTIL  SELIGMAN DATA CORP.
     RECEIVES NOTICE THAT THE CHECK HAS CLEARED, WHICH MAY BE UP TO 15 DAYS FROM
     THE CREDIT OF THE SHARES TO THE SHAREHOLDER'S ACCOUNT.

4.   SIGNATURE AND CERTIFICATION

     Under penalties of perjury I certify that the number shown on this form is my correct Taxpayer Identification Number (Social Security Number) and that
     I am not subject to backup withholding either because I have not been notified that I am subject to backup withholding as a result of a failure to report all interest or dividends, or the Internal Revenue Service has notified me that I am no longer subject to backup withholding. I certify to my legal capacity to purchase or redeem shares of each Fund for my own
     Account, or for the Account of the organization named below. I have received and read the current Prospectus of each Fund in which I am investing and appoint Seligman Data Corp. as my agent to act in accordance with my instructions herein.

     A. ________________________________________________________________________
        Date                                         Signature of Investor

     B. ________________________________________________________________________
        Date                                   Signature of Co-Investor, if any

5.   BROKER/DEALER OR FINANCIAL ADVISOR DESIGNATION

     ________________________________________     _____________________________
     Firm Name                                    Representative's Nam

     ________________________________________     _____________________________
     Branch Office Address                        Representative's ID Number

     ________________________________________     (______)_____________________
     City             State         Zip           Representative's Telephone Number

     ________________________________________
     Branch Number


6.   ACCOUNT OPTIONS AND SERVICES
________________________________________________________________________________
A. DIVIDENDS AND GAIN DISTRIBUTION OPTIONS
                    I choose the following options for each Fund listed:                OPTION
                                                                                         ------
                                                                                       1    2    3
                     Option 1. Dividends in shares, gain distributions in shares.      ||   ||   ||   FUND NAME
                     Option 2. Dividends in cash, gain distributions in shares.        ||   ||   ||   FUND NAME
                     Option 3. Dividends in cash, gain distributions in cash.          ||   ||   ||   FUND NAME
                     __________________________________________________________________________________________
                     NOTE:  IF NO ELECTION IS MADE, OPTION 1. WILL AUTOMATICALLY BE PUT INTO EFFECT.
                     All dividend and/or gain distributions taken in shares will be invested at net asset value.
                     __________________________________________________________________________________________

________________________________________________________________________________
B. DIVIDEND DIRECTION OPTION
                     If you wish to have your dividend  payments made to another party or Seligman Fund,  please  complete the following.  I hereby authorize and request that my dividend payments from the following Fund(s)

                     __________________      __________________       __________________ be made payable to:
                            Fund Name             Fund Name               Fund Name

                     Name______________________   Seligman Fund__________________

                     Address___________________   (If opening a new account, a minimum of $1,000 is required.)

                     City______________________   Account Number_________________

                     State, Zip________________   (For an existing account.)
________________________________________________________________________________
C. LETTER OF INTENT SERVICE (CLASS A ONLY)
                     I intend to purchase, although I am not obligated to do so, additional  shares  of  Seligman  _________________________
                     Fund  within a 13-month  period  which,  together  with the total asset value of shares owned, will aggregate at least:
                     ||$50,000  ||$100,000  ||$250,000  ||$500,000  ||$1,000,000
                     ||$4,000,000
                     I AGREE TO THE ESCROW  PROVISION LISTED UNDER "TERMS AND CONDITIONS"
                     IN THE BACK OF EACH PROSPECTUS.
________________________________________________________________________________
D. RIGHT OF ACCUMULATION (CLASS A ONLY)
                     Please  identify  any  additional  Seligman  Fund  accounts eligible for the Right of Accumulation or to be used toward completion of a Letter of Intent, and check applicable box:
                     || I am  a trustee  for the  following  accounts, which are
                     held  by  the same trust,  estate, or  under the terms of a pension,  profit sharing or  other  employee  benefit trust qualified  under section  401 of the Internal Revenue Code.
                     || In calculating my  holdings for Right of Accumulation or
                     Letter  of  Intent purposes, I  am including the  following additional accounts which are registered  in my name, in my spouse's  name, or  in  the name(s) of  my child(ren) under the age of 21.

                     Name______________ Fund______________ Account#_____________

                     Name______________ Fund______________ Account#_____________

                     Name______________ Fund______________ Account#_____________

________________________________________________________________________________
E. AUTOMATIC CASH WITHDRAWAL SERVICE
   (CLASS A, OR CLASS D ONLY AFTER CLASS D SHARES ARE HELD FOR ONE YEAR)

                     Please send a check for $_________  withdrawn from Seligman
                     ________________________  Fund,  beginning on the __ day of
                     ______ 19__, and thereafter on the __ day specified of every:

                     ||Month   ||3rd Month    ||6th Month    ||12th Month

                     Make payments to:   Name___________________________________

                                         Address________________________________

                                         City___________State________Zip________
                     Shares having a current  value at offering  price of $5,000 or  more  must  be held in the  account  at  initiation  of
                     Service, and all shares must be in "book credit" form.
________________________________________________________________________________
F. AUTOMATIC DOLLAR-COST-AVERAGING SERVICE

                     I authorize Seligman Data Corp. to withdraw $ _____________
                     (minimum:  $100 monthly or $250 quarterly) from my Seligman
                     Cash  Management  Fund  Class  A  account  ||  Monthly   or
                     || Quarterly   to  purchase Class  A  shares  of   Seligman
                     ________________________________  Fund,  beginning  on  the
                     _____ day of  __________  19 ____.  Shares in the  Seligman
                     Cash  Management  Fund Class A account  must have a current value of $5,000 at the initiation of Service and all shares must be in "book credit" form.
________________________________________________________________________________
G. EXPEDITED REDEMPTION SERVICE, FOR SELIGMAN CASH MGMT. FUND ONLY
                     I hereby  authorize  Seligman Data Corp. to honor telephone
                     or  written   instructions   received  from  me  without  a
                     signature and believed by Seligman Data Corp. to be genuine
                     for  redemption.   Proceeds  will  be  wired  ONLY  to  the
                     commercial  bank listed below for credit to my account,  or to my address of record. If Expedited Redemption Service is elected,  no certificates for shares will be issued. I also understand and agree to the risks and  procedures  outlined for all telephone transactions set forth in section 6-H. of this Application.

                     Investment by  ||Check  ______________________________________________________________________
                                    ||Wire     Name of Commercial Bank (Savings Bank May Not Be Used)

                     _________________________         ______________________        ______________________
                     Bank Account Name                 Bank Account No.              Bank Routing No.

                     _______________________________________________________________________________________
                     Address of Bank                      City                State              Zip Code

                     X________________________________      X____________________________________________
                      Signature of Investor     Date         Signature of Co-Investor, if any      Date
______________________________________________________________________________________________________________________


================================================================================
H. CHECK REDEMPTION SERVICE (CLASS A ONLY)
                     Available to shareholders who own or purchase shares having a  value  of at  least  $25,000  invested  in  any  of  the following:  Seligman  High-Yield Bond Fund, Seligman Income
                     Fund,  Seligman U.S.  Government  Securities  Fund, and any
                     Seligman  Tax-Exempt  Fund, or $2,000  invested in Seligman
                     Cash Management Fund.

                     IF YOU WISH TO USE THIS SERVICE,  YOU MUST COMPLETE SECTION
                     4 AND THE SIGNATURE CARD BELOW.  SHAREHOLDERS ELECTING THIS
                     SERVICE  ARE  SUBJECT  TO THE  CONDITIONS  OF THE TERMS AND
                     CONDITIONS IN THE BACK OF EACH PROSPECTUS.
--------------------------------------------------------------------------------
     CHECK WRITING SIGNATURE CARD                        Authorized Signature(s)


  ___________________________________________   1.______________________________
   Name of Fund for Check Redemption Service

  ___________________________________________   2.______________________________
   Name of Fund for Check Redemption Service

  ___________________________________________   3.______________________________
   Name of Fund for Check Redemption Service

   __________________________________________   4.______________________________
   Account Number (If known)

   __________________________________________
   Account Registration (Please Print)

   || Check here if only one signature is required on checks.
   || Check here if a combination of signatures is required and specify the number:___________________.

   ACCOUNTS  IN THE NAMES OF  CORPORATIONS,  TRUSTS,  PARTNERSHIPS,  ETC.,  MUST
   INDICATE  THE  LEGAL  TITLES  OF  ALL  AUTHORIZED  SIGNATORIES.  SHAREHOLDERS
   ELECTING THIS SERVICE ARE SUBJECT TO THE TERMS AND  CONDITIONS  LISTED IN THE
   PROSPECTUS.
================================================================================

I. TELEPHONE SERVICE ELECTION
           AVAILABLE FOR ALL TYPES OF ACCOUNTS EXCEPT AS NOTED BELOW
                     Unless I check the box  below,  I  understand  that I or my
                     representative   may  place  the   following   requests  by
                     telephone:
                     o Redemptions up to $50,000   o Exchanges
                     o Address Changes             o Dividend and/or Capital
                                                     Gain Distribution Option
                                                     changes
                    || I DO NOT WANT TELEPHONE SERVICES FOR MYSELF OR MY
                       REPRESENTATIVE NAMED IN SECTION 5 OF THIS APPLICATION

                                            AUTHORIZATION
                     I understand  that the telephone  services are optional and that unless I checked the box above, I authorize the Funds, all other  Seligman  Funds with the same account number and registration  which I currently own or in which I invest in the future,  and Seligman Data Corp.  ("SDC"),  to act upon instructions  received  by  telephone  from me or any other person (including the representative  named in section 5 of
                     this   application)   in  accordance  with  the  provisions
                     regarding  telephone  services  as set forth in the current prospectus of each such Fund, as amended from time to time.
                     I understand that redemptions of  uncertificated  shares of up to $50,000  will be sent only to my  account  address of record, and only if such address has not changed within the
                     30 days preceding such request.

                     Any telephone instructions given in respect of this account and any account  into which  exchanges  are made are hereby ratified  and I agree that neither the Fund(s) nor SDC will be liable  for any loss,  cost or expense  for acting  upon such  telephone  instructions  reasonably  believed  to  be genuine and in accordance with the procedures  described in each  prospectus,  as  amended  from  time  to  time.  Such procedures  include  recording of  telephone  instructions, requesting  personal and/or account information to verify a caller's  identity  and sending  written  confirmations  of transactions.  As a result of this  policy,  I may bear the
                     risk  of  any  loss  due  to   unauthorized  or  fraudulent
                     telephone  instructions;  provided,  however,  that  if the
                     Fund(s) or SDC fail to employ such procedures,  the Fund(s)
                     and/or SDC may be liable.

                     Telephone services are not available for trusts (unless the
                     trustee  and  sole   beneficiary   are  the  same  person),
                     corporations  or  group  retirement  plans.  IRA  telephone services will include only exchanges and address changes.


J. INVEST-A-CHECK(R) SERVICE

                     To start your Invest-A-Check(R) Service, fill out the "Bank
                     Authorization  to Honor  Pre-Authorized  Checks" below, and forward it with an  unsigned  bank check from your  regular checking account (marked "void", if you wish). ACCOUNTS MAY
                     BE  ESTABLISHED  CONCURRENTLY  WITH  THE  INVEST-A-CHECK(R)
                     SERVICE  WITH A $100  MINIMUM  ($200  minimum for  Seligman
                     Communications   and  Information   Fund)  IF  THE  MONTHLY
                     INVESTMENT  OPTION IS CHOSEN,  OR WITH A $250 MINIMUM ($500
                     minimum for Seligman  Communications  and Information Fund)
                     IF  THE  QUARTERLY  INVESTMENT  OPTION  IS  CHOSEN.  Please
                     arrange  with my bank to  draw  pre-authorized  checks  and invest the following dollar amounts (minimum:  $200 monthly
                     or  $500   quarterly   for  Seligman   Communications   and
                     Information  Fund;  $100 monthly or $250  quarterly for all
                     other  Funds)  in  the  designated   Seligman   Fund(s)  as
                     indicated:

                     _______________  $_________   ||Monthly   ||Quarterly
                     Fund Name

                     ________________ $_________   ||Monthly   ||Quarterly
                     Fund Name

                     ________________ $_________   ||Monthly   ||Quarterly
                     Fund Name
                     I  understand that my checks will be drawn on the fifth day
                     of the month, or  prior   business   day,  for  the  period
                     designated.  I have  completed the "Bank  Authorization  to
                     Honor Pre-Authorized  Checks" below and have read and agree
                     to   the   Terms   and   Conditions   applicable   to   the
                     Invest-A-Check(R)  Service as set forth in each  Prospectus and as set forth below in the Bank Authorization.

                     X__________________________________________________________________
                     Signature of Investor  (Please also sign Bank Authorization below.)

                     X__________________________________________________________________
                     Signature of Co-Investor, if any

________________________________________________________________________________________
               BANK AUTHORIZATION TO HONOR PRE-AUTHORIZED CHECKS
________________________________________________________________________________________

To:_____________________________________________________________________________________
                                   (Name of Bank)
________________________________________________________________________________________
  Address of Bank or Branch (Street, City, State and Zip)

  Please honor pre-authorized checks drawn on my account by Seligman Data Corp., 100 Park Avenue, New York, N.Y. 10017, to the order of the Fund(s) designated below:

  ____________________________________   $ ___________   ||Monthly   ||Quarterly
  Fund Name

  ____________________________________   $ ___________   ||Monthly   ||Quarterly
  Fund Name

  ____________________________________   $ ___________   ||Monthly   ||Quarterly
  Fund Name
  and charge them to my regular checking account.  Your authority to do so shall continue  until you  receive  written  notice  from me  revoking  it.  You may terminate your participation in this arrangement at any time by written notice to me. I agree that your  rights  with  respect to each  pre-authorized  check shall be the same as if it were a check  drawn  and  signed  by me. I  further agree  that  should  any such  check be  dishonored,  with or  without  cause, intentionally or inadvertently, you shall be under no liability whatsoever.
___________________________________   _________________________________________________
  Checking Account Number                Name(s) of Depositor(s) -- Please Print
                                     X__________________________________________________
                                      Signature(s) of Depositor(s) -- As Carried by Bank

                                     X__________________________________________________

--------------------------------------------------------------------------------
  To the Bank Designated above:
  Your  depositor(s)  named in the above form has instructed us to establish the
  Invest-A-Check(R) Service for his convenience. Under the terms of the Service, your depositor(s) has pre-authorized checks to be drawn against his account in a specific amount at regular intervals to the order of the designated Fund(s).
  Checks presented to you will be magnetic-ink  coded and will otherwise conform
  to   specifications  of  the  American  Bankers   Association.

  A letter of indemnification  addressed to you and signed by Seligman Financial
  Services, Inc., general distributor of the Seligman Mutual Funds, appears below.

  If there is anything we can do to help you in giving your depositor(s) this additional Service which he has requested, please let us know.

                                                             SELIGMAN DATA CORP.

                           INDEMNIFICATION AGREEMENT
  To the Bank designated above:
  SELIGMAN FINANCIAL SERVICES,  INC.,  distributor of the shares of the Seligman
  Mutual Funds, hereby agrees:
  (1) To indemnify  and hold you  harmless  against any loss,  damage,  claim or suit, and any costs or expenses reasonably  incurred in connection  therewith, either (a) arising as a  consequence  of your actions in  connection  with the execution  and  issuance  of any  check  or  draft,  whether  or not  genuine, purporting  to be executed by Seligman  Data Corp.  and received by you in the regular  course of business for the purpose of payment,  or (b) resulting from the  dishonor  of  any  such  check  or  draft,  with  or  without  cause  and
  intentionally  or   inadvertently,   even  though  such  dishonor  results  in
  suspension or termination of the  Invest-A-Check(R)  Service pursuant to which such checks or drafts are drawn.
  (2) To refund to you any amount  erroneously  paid by you on any such check or draft,  provided claim for any such payment is made within 12 months after the date of payment.
                       SELIGMAN FINANCIAL SERVICES, INC.
                                                           /S/Stephen J. Hodgdon
                                                                       President
________________________________________________________________________________



                                   MANAGED BY
                              [J&W SELIGMAN LOGO]
                             J. & W. SELIGMAN & CO.
                                  INCORPORATED
                        Investment Managers and Advisors
                                ESTABLISHED 1864

                      STATEMENT OF ADDITIONAL INFORMATION
                                February 1, 1996
                          SELIGMAN FRONTIER FUND, INC.
                                100 Park Avenue
                            New York, New York 10017
                     New York City Telephone (212) 850-1864
       Toll Free Telephone (800) 221-2450 - all continental United States
      For Retirement Plan Information - Toll-Free Telephone (800) 445-1777


         This Statement of Additional Information expands upon and supplements the information contained in the current Prospectus of Seligman Frontier Fund, Inc. (the "Fund"), dated February 1, 1996. It should be read in conjunction with the Prospectus, which may be obtained by writing or calling the Fund at the above address or telephone numbers. This Statement of Additional Information, although not in itself a Prospectus, is incorporated by reference into the Prospectus in its entirety.


         The Fund offers two classes of shares. Class A shares may be purchased at net asset value plus a sales load of up to 4.75%. Class D shares may be purchased at net asset value and are subject to a contingent deferred sales load ("CDSL") of 1% if redeemed within one year.

         Each Class A and Class D share represents an identical legal interest in the investment portfolio of the Fund and has the same rights except for certain class expenses and except that Class D shares bear a higher distribution fee that generally will cause the Class D shares to have a higher expense ratio and pay lower dividends than Class A shares. Each Class has exclusive voting rights with respect to its distribution plan. Although holders of Class A and Class D shares have identical legal rights, the different expenses borne by each Class will result in different net asset values and dividends. The two classes also have different exchange privileges.

                               TABLE OF CONTENTS


                                                    Page
Investment Objective, Policies and Risks.............  2
Investment Limitations...............................  2
Directors And Officers...............................  3
Management And Expenses .............................  8
Administration, Shareholder Services And
   Distribution Plan.................................  9
Portfolio Transactions............................... 10
Purchase And Redemption Of Fund Shares............... 10
Distribution Services................................ 13
Valuation............................................ 13
Performance Information.............................. 14
General Information.................................. 16
Financial Statements................................. 16
Appendix............................................. 16


EQFR1A

                    INVESTMENT OBJECTIVE, POLICIES AND RISKS

    The Fund seeks to produce growth in capital value. Income may be considered but will only be incidental to the Fund's investment objective of growth in capital value. The following information regarding the Fund's investment policies supplements the information contained in the Prospectus.

Lending of Portfolio Securities. The Fund may lend portfolio securities to certain institutional borrowers of securities and may invest the cash collateral and obtain additional income or receive an agreed upon amount of interest from the borrower. Loans made by the Fund will generally be short-term. Loans are subject to termination at the option of the Fund or the borrower. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker. The Fund does not have the right to vote securities on loan, but would terminate the loan and regain the right to vote if that were considered important with respect to the investment.

Repurchase Agreements. The Fund may enter into repurchase agreements with commercial banks and with broker/dealers to invest cash for the short-term. A repurchase agreement is an agreement under which the Fund acquires a money market instrument, generally a U.S. Government obligation, subject to resale at an agreed upon price and date. Such resale price reflects an agreed upon interest rate effective for the period of time the instrument is held by the Fund and is unrelated to the interest rate on the instrument. Repurchase agreements could involve certain risks in the event of bankruptcy or other default by the seller, including possible delays and expenses in liquidating the securities underlying the agreement, decline in value of the underlying securities and loss of interest.

    Except as otherwise specifically noted above, the Fund's investment policies are not fundamental and the Board of Directors of the Fund may change such policies without the vote of a majority of its outstanding voting securities.


Portfolio Turnover. The Fund's portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the fiscal year by the monthly average of the value of the portfolio securities owned during the fiscal year. Securities whose maturity or expiration date at the time of acquisition were one year or less are excluded from the calculation. The Fund's portfolio turnover rates for the fiscal years ended September 30, 1994 and September 30, 1995 were 124.76% and 71.52%, respectively.


                             INVESTMENT LIMITATIONS

    Under the Fund's fundamental policies, which cannot be changed except by vote of a majority of its outstanding voting securities, the Fund may not:


o Borrow money, except from banks for temporary or emergency purposes (but not for the purchase of portfolio securities) in an amount not to exceed 15% of the value of its total assets. The Fund will not purchase additional portfolio securities if the Fund has outstanding borrowings in excess of 5% of the value of its total assets;

o Purchase securities on "margin," or sell "short", or write or purchase put, call, straddle or spread options, except that the Fund may make margin deposits on future contracts, and may purchase put options solely for the purpose of hedging against a decline in the price of securities held in the Fund's portfolio;


o Invest more than 5% of its total assets, at market value, in securities of any one issuer other than the U.S. Government, its agencies or instrumentalities, buy more than 10% of the voting securities of any issuer, or invest to control or manage any company;

o Invest more than 5% of the value of its total assets, at market value, in securities of any company which, with their predecessors, have been in operation less than three continuous years, provided, however, that securities guaranteed by a company that (including predecessors) has been in operation at least three continuous years shall be excluded from this calculation;

o  Invest more than 25% of the value of its total assets in any one industry;

o Invest in securities issued by other investment companies, except in connection with a merger, consolidation, acquisition or reorganization;

o Purchase or sell commodities and commodity contracts other than stock index futures contracts or purchase or hold real estate;

o Purchase or hold the securities of any issuer, if to its knowledge, directors or officers of the Fund individually owning beneficially more than 0.5% of the securities of that issuer own in the aggregate more than 5% of such securities;


o Underwrite the securities of other issuers except insofar as the Fund may be deemed an underwriter under the Securities Act of 1933, as amended, in disposing of a portfolio security; or


o Make loans, except loans of portfolio securities (which loans would be fully collateralized and marked to market daily) and except to the extent the purchase of notes, bonds or other evidences of indebtedness, or the entry into repurchase agreements may be considered loans.

   Although not fundamental policies subject to shareholder vote, as long as the Fund's shares are registered in certain states, it may not (l) mortgage, pledge or hypothecate its assets to the extent that the value of such encumbered assets exceeds 10% of the per share offering price (net asset value) of shares of the Fund and (2) invest in interests in oil, gas or other mineral exploration or development programs. The Fund may not invest more than 5% of the value of its net assets, valued at the lower of cost or market, in warrants, of which no more than 2% of net assets may be invested in warrants not listed on the New York or American Stock Exchanges.


   Under the Investment Company Act of 1940 (the "1940 Act"), a "vote of a majority of the outstanding voting securities" of the Fund means the affirmative vote of the lesser of (l) more than 50% of the outstanding shares of the Fund or
(2) 67% or more of the shares present at a shareholders' meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy.


                             DIRECTORS AND OFFICERS

   Directors and officers of the Fund, together with information as to their principal business occupations during the past five years are shown below. Each Director who is an "interested person" of the Fund, as defined in the 1940 Act, is indicated by an asterisk. Unless otherwise indicated, their addresses are 100 Park Avenue, New York, NY 10017.



WILLIAM C. MORRIS*                      Director, Chairman of the Board, Chief Executive Officer and Chairman of the
         (57)                           Executive Committee

                                        Managing   Director,   Chairman  and   President,   J.  &  W.   Seligman  &  Co.
                                        Incorporated,  investment  managers and advisors;  and Seligman Advisors,  Inc.,
                                        advisors;   Chairman  and  Chief  Executive  Officer,   the  Seligman  Group  of
                                        Investment   Companies;    Chairman,    Seligman   Financial   Services,   Inc.,
                                        distributor;  Seligman Holdings, Inc., holding company; Seligman Services, Inc., broker/dealer;  and  Carbo  Ceramics  Inc.,  ceramic  proppants  for oil and gas industry;  Director or Trustee,  Seligman Data Corp., shareholder service agent;
                                        Daniel  Industries,  Inc.,  manufacturer  of oil  and  gas  metering  equipment;
                                        Kerr-McGee   Corporation,   diversified  energy  company;   and  Sarah  Lawrence
                                        College;  and a Member  of the  Board of  Governors  of the  Investment  Company
                                        Institute;  formerly,  Chairman,  J. & W. Seligman Trust Company,  trust company and Seligman Securities, Inc., broker/dealer.







BRIAN T. ZINO*                          Director, President and Member of the Executive Committee
         (43)
                                        Director    and    Managing     Director
                                        (formerly,   Chief   Administrative  and
                                        Financial  Officer),  J. & W. Seligman &
                                        Co.  Incorporated,  investment  managers
                                        and  advisors;  and  Seligman  Advisors,
                                        Inc., advisors; Director or Trustee, the
                                        Seligman Group of Investment  Companies;
                                        President,   the   Seligman   Group   of
                                        Investment  Companies,  except  Seligman
                                        Quality   Municipal   Fund,   Inc.   and
                                        Seligman Select  Municipal  Fund,  Inc.;
                                        Chairman,     Seligman    Data    Corp.,
                                        shareholder  service  agent;   Director,
                                        Seligman   Financial   Services,   Inc.,
                                        distributor;  Seligman  Services,  Inc.,
                                        broker/dealer;  Senior  Vice  President,
                                        Seligman    Henderson   Co.,   advisors;
                                        formerly,  Director and Secretary,  Chuo
                                        Trust - JWS  Advisors,  Inc.,  advisors;
                                        and  Director,  J. & W.  Seligman  Trust
                                        Company,   trust  company  and  Seligman
                                        Securities, Inc., broker/dealer.

RONALD T. SCHROEDER*                    Director and Member of the Executive Committee
         (48)
                                        Director,  Managing Director and Chief Investment Officer,  Institutional,  J. &
                                        W. Seligman & Co. Incorporated,  investment managers and advisors;  and Seligman
                                        Advisors,   Inc.,   advisors;   Director  or  Trustee,  the  Seligman  Group  of
                                        Investment  Companies;  Director,  Seligman  Holdings,  Inc.,  holding  company;
                                        Seligman  Financial  Services,   Inc.,  distributor;   Seligman  Henderson  Co.,
                                        advisors; and Seligman Services, Inc., broker/dealer;  formerly,  President, the
                                        Seligman  Group of  Investment  Companies,  except  Seligman  Quality  Municipal
                                        Fund,  Inc. and Seligman  Select  Municipal  Fund,  Inc.; and Director,  J. & W.
                                        Seligman  Trust  Company,  trust  company;   Seligman  Data  Corp.,  shareholder
                                        service agent; and Seligman Securities, Inc., broker/dealer.

FRED E. BROWN*                          Director
         (82)
                                        Director   and   Consultant,   J.  &  W.
                                        Seligman & Co. Incorporated,  investment
                                        managers  and   advisors;   Director  or
                                        Trustee,    the   Seligman    Group   of
                                        Investment Companies; Seligman Financial
                                        Services,  Inc.,  distributor;  Seligman
                                        Services, Inc.,  broker/dealer;  Trudeau
                                        Institute,  Inc.,  non-profit biomedical
                                        research   organization;   Lake   Placid
                                        Center    for   the    Arts,    cultural
                                        organization;  and Lake Placid Education
                                        Foundation,     education    foundation;
                                        formerly,  Director,  J.  & W.  Seligman
                                        Trust  Company,   trust   company;   and
                                        Seligman        Securities,        Inc.,
                                        broker/dealer.

JOHN R. GALVIN                          Director
         (66)
                                        Dean,   Fletcher   School   of  Law  and
                                        Diplomacy at Tufts University;  Director
                                        or  Trustee,   the  Seligman   Group  of
                                        Investment  Companies;  Chairman  of the
                                        American Council on Germany;  a Governor
                                        of the Center for  Creative  Leadership;
                                        Director of USLIFE, insurance;  National
                                        Committee   on   U.S.-China   Relations,
                                        National  Defense   University  and  the
                                        Institute  for  Defense  Analysis;   and
                                        Consultant of Thomson CSF,  electronics.
                                        Formerly,    Ambassador,    U.S.   State
                                        Department; Distinguished Policy Analyst
                                        at  Ohio  State   University   and  Olin
                                        Distinguished   Professor   of  National
                                        Security  Studies at the  United  States
                                        Military  Academy.  From  June,  1987 to
                                        June,  1992,  he was the Supreme  Allied
                                        Commander,      Europe      and      the
                                        Commander-in-Chief,     United    States
                                        European   Command.   Tufts  University,
                                        Packard Avenue, Medford, MA 02155






ALICE S. ILCHMAN                        Director
         (60)
                                        President,  Sarah Lawrence  College;  Director or Trustee,  the Seligman Group of Investment
                                        Companies; Chairman, The Rockefeller Foundation, charitable foundation; and Director, NYNEX, telephone company; and the Committee for Economic Development; formerly, Trustee, The Markle
                                        Foundation,  philanthropic organization;  and Director,  International Research and Exchange
                                        Board, intellectual exchanges. Sarah Lawrence College, Bronxville, New York 10708

FRANK A. McPHERSON                      Director
         (62)
                                        Chairman  of the Board  and Chief  Executive  Officer,  Kerr-McGee  Corporation,
                                        energy and  chemicals;  Director or Trustee,  the Seligman  Group of  Investment
                                        Companies;  Director of Kimberly-Clark  Corporation,  consumer products, Bank of
                                        Oklahoma Holding Company,  American Petroleum  Institute,  Oklahoma City Chamber
                                        of  Commerce,   Baptist   Medical  Center,   Oklahoma   Chapter  of  the  Nature
                                        Conservancy,  Oklahoma  Medical  Research  Foundation  and United  Way  Advisory
                                        Board;  Chairman of Oklahoma City Public Schools  Foundation;  and Member of the
                                        Business Roundtable and National Petroleum Council.
                                        123 Robert S. Kerr Avenue, Oklahoma City, OK  73102

JOHN E. MEROW*                          Director
         (66)
                                        Chairman  and Senior  Partner,  Sullivan & Cromwell,  law firm;  Director  or  Trustee,  the
                                        Seligman Group of Investment Companies;  The Municipal Art Society of New York; Commonwealth
                                        Aluminum Corporation,  the U.S. Council for International  Business and the U.S.-New Zealand
                                        Council; Chairman, American Australian Association; Member of the American Law Institute and
                                        Council on Foreign Relations; Member of the Board of Governors of Foreign Policy Association
                                        and New York Hospital. 125 Broad Street, New York, NY 10004

BETSY S. MICHEL                         Director
         (53)
                                        Attorney;  Director or Trustee,  the Seligman Group of Investment  Companies and
                                        National  Association of Independent  Schools (Boston),  education;  Chairman of the Board of Trustees of St. George's School (Newport, RI).
                                        St. Bernard's Road, Gladstone, NJ  07934

JAMES C. PITNEY                         Director
         (69)
                                        Partner,  Pitney,  Hardin,  Kipp & Szuch,  law firm;  Director or  Trustee,  the
                                        Seligman  Group of Investment  Companies and Public  Service  Enterprise  Group,
                                        public utility.
                                        Park Avenue at Morris County, P.O. Box 1945, Morristown, NJ  07962-1945





JAMES Q. RIORDAN                        Director
         (68)
                                        Director,  Various  Corporations;  Director or Trustee,  the  Seligman  Group of
                                        Investment  Companies;  The Brooklyn Museum; The Brooklyn Union Gas Company; The
                                        Committee   for  Economic   Development;   Dow  Jones  &  Co.  Inc.  and  Public
                                        Broadcasting  Service;  formerly,  Co-Chairman  of the Policy Council of the Tax
                                        Foundation;  Director  and  Vice  Chairman,  Mobil  Corporation;   Director  and
                                        President, Bekaert Corporation; and Director, Tesoro Petroleum Companies, Inc.
                                        675 Third Avenue, Suite 3004, New York, NY  10017

ROBERT L. SHAFER                        Director
         (63)

                                        Director,  Various  Corporations;  Director or Trustee,  the  Seligman  Group of  Investment
                                        Companies; and USLIFE Corporation, life insurance. 235 East 42nd Street, New York, NY 10017

JAMES N. WHITSON                        Director
         (60)

                                        Executive Vice President, Chief Operating Officer and Director,  Sammons Enterprises,  Inc.,
                                        Director or Trustee,  the Seligman  Group of Investment  Companies,  Red Man Pipe and Supply
                                        Company and C-SPAN. 300 Crescent Court, Suite 700, Dallas, TX 75202

ARSEN MRAKOVCIC                         Vice President and Portfolio Manager
         (31)
                                        Managing  Director  (formerly,  Vice  President,  Investment  Officer),  J. & W.
                                        Seligman  &  Co.  Incorporated,  investment  managers  and  advisors;  formerly,
                                        Portfolio Assistant, J. & W. Seligman & Co. Incorporated.

LAWRENCE P. VOGEL                       Vice President
         (39)
                                        Senior  Vice  President,   Finance,  J.  &  W.  Seligman  &  Co.   Incorporated,
                                        investment   managers  and  advisors;   Seligman   Financial   Services,   Inc.,
                                        distributor;  and Seligman Advisors,  Inc., advisors;  Vice President (formerly,
                                        Treasurer),  the Seligman Group of Investment Companies;  Senior Vice President,
                                        Finance (formerly,  Treasurer),  Seligman Data Corp., shareholder service agent;
                                        Treasurer,  Seligman  Holdings,  Inc.,  holding company;  and Seligman Henderson
                                        Co.,  advisors;  formerly,  Senior Vice President,  Seligman  Securities,  Inc.,
                                        broker/dealer; and Vice President, Finance, J. & W. Seligman Trust Company.

FRANK J. NASTA                          Secretary
         (31)

                                        Senior  Vice  President,  Law  and  Regulation  and  Secretary,  J.  &  W.  Seligman  &  Co.
                                        Incorporated,  investment managers and advisors; Secretary, the Seligman Group of Investment
                                        Companies, Seligman Financial Services, Inc., distributor; Seligman Henderson Co., advisors;
                                        Seligman Services,  Inc.,  broker/dealer;  Chuo Trust - JWS Advisors,  Inc.,  advisors;  and
                                        Seligman Data Corp., shareholder service agent; formerly, attorney, Seward & Kissel.







THOMAS G. ROSE                          Treasurer
         (38)
                                        Treasurer,  the Seligman Group of Investment  Companies and Seligman Data Corp.,
                                        shareholder  service agent;  formerly,  Treasurer,  American Investors Advisors,
                                        Inc. and the American Investors Family of Funds.




   The Executive Committee of the Board acts on behalf of the Board between meetings to determine the value of securities and assets owned by the Fund for which no market valuation is available and to elect or appoint officers of the Fund to serve until the next meeting of the Board.



                                                   Compensation Table

                                                                                  Pension or          Total Compensation
                                                       Aggregate            Retirement Benefits       from Registrant and
            Name and                                 Compensation           Accrued as part of         Fund Complex Paid
    Position with Registrant                      from Registrant (1)          Fund Expenses           to Directors (2)
    ------------------------                      -------------------          -------------           ----------------

   William C. Morris, Director and Chairman              N/A                       N/A                         N/A
   Brian T. Zino, Director and President                 N/A                       N/A                         N/A
   Ronald T. Schroeder, Director                         N/A                       N/A                         N/A
   Fred E. Brown, Director                               N/A                       N/A                         N/A
   John R. Galvin, Director                           $1,516.02                    N/A                     $41,252.75
   Alice S. Ilchman, Director                          2,497.36                    N/A                      68,000.00
   Frank A. McPherson, Director                        1,516.02                    N/A                      41,252.75
   John E. Merow, Director                             2,425.94(d)                 N/A                      66,000.00(d)
   Betsy S. Michel, Director                           2,675.94                    N/A                      67,000.00
   Douglas R. Nichols, Jr., Director*                    909.92                    N/A                      24,747.25
   James C. Pitney, Director                           2,497.36                    N/A                      68,000.00
   James Q. Riordan, Director                          2,783.08                    N/A                      70,000.00
   Herman J. Schmidt, Director*                          909.92                    N/A                      24,747.25
   Robert L. Shafer, Director                          2,783.07                    N/A                      70,000.00
   James N. Whitson, Director                          2,711.66(d)                 N/A                      68,000.00(d)



(1)  For the year ended December 31, 1995.

(2) As defined in the Fund's Prospectus, the Seligman Group of Investment Companies consists of seventeen investment companies.

*    Retired May 18, 1995.


(d)  Deferred.


   The Fund has a compensation arrangement under which outside directors may elect to defer receiving their fees. Under this arrangement, interest will be accrued on the deferred balances. The annual cost of such interest will be included in the directors' fees and expenses, and the accumulated balance thereof at September 30, 1995, of $41,407, is included in "Other Liabilities" in the Fund's financial statements.

   Directors and officers of the Fund are also directors and officers of some or all of the other investment companies in the Seligman Group.


   Directors and officers of the Fund as a group owned less than 1% of the Class A shares of the Fund at January 12, 1996. No Directors or officers of the Fund owned Class D shares of the Fund at that date.

   As of January 23, 1996, 4,407,687 Class A shares, or 11% of the Fund's capital stock then outstanding, and 6,801,256 class D shares, or 16% of the Fund's capital stock then outstanding, were registered in the name of Merrill Lynch Pierce Fenner & Smith, P.O. Box 45286, Jacksonville, FL 32232-5286

                            MANAGEMENT AND EXPENSES

   Under the Management Agreement, dated December 29, 1988, as amended January 1, 1996, subject to the control of the Board of Directors, the Manager manages the investment of the assets of the Fund, including making purchases and sales of portfolio securities consistent with the Fund's investment objectives and policies, and administers its business and other affairs. The Manager provides the Fund with such office space, administrative and other services and executive and other personnel as are necessary for Fund operations. The Manager pays all of the compensation of directors of the Fund who are employees or consultants of the Manager and of the officers and employees of the Fund. The Manager also provides senior management for Seligman Data Corp., the Fund's shareholder service agent.

   The Fund pays the Manager a management fee for its services, calculated daily and payable monthly. Effective January 1, 1996, pursuant to amendments to the Management Agreement approved by shareholders on December 12, 1995, the management fee is equal to .95% per annum of the Fund's average daily net assets on the first $750 million of net assets and .85% per annum of the Fund's average daily net assets in excess of $750 million. Prior to such amendments, the management fee was equal to .75% per annum of the daily net assets of the Fund. For the fiscal years ended September 30, 1993, 1994 and 1995, the Fund paid the full management fee of .75% per annum of its average daily net assets or $259,663, $390,476 and $1,260,769, respectively.

   Under the Subadvisory Agreement, dated June 1, 1994, Seligman Henderson Co. (the "Subadviser") provides management services (as described in the Prospectus) with respect to all or a portion of the Fund's foreign investments, as designated by the Manager ("Qualifying Assets"). For this service, the Subadviser receives a fee from the Manager, payable monthly. The subadvisory fee rate is the same as the overall rate paid to the Manager by the Fund, and is applied to the average net Qualifying Assets of the Fund (i.e., the Qualifying Assets less liabilities, as designated by the Manager). For the period ended September 30, 1994 and the year ended September 30, 1995, the Fund did not require the services of the Subadviser.

   The Fund pays all its expenses other than those assumed by the Manager and Subadviser, including brokerage commissions, administration, shareholder services and distribution fees, fees and expenses of independent attorneys and auditors, taxes and governmental fees, including fees and expenses of qualifying the Fund and its shares under Federal and State securities laws, cost of stock certificates and expenses of repurchase or redemption of shares, expenses of printing and distributing reports, notices and proxy materials to shareholders, expenses of printing and filing reports and other documents with governmental agencies, expenses of shareholders' meetings, expenses of corporate data processing and related services, shareholder record keeping and shareholder account services, fees and disbursements of transfer agents and custodians, expenses of disbursing dividends and distributions, fees and expenses of directors of the Fund not employed by or serving as a Director of the Manager or its affiliates, insurance premiums and extraordinary expenses such as litigation expenses. The Fund may be subject to certain state expense limitations, the most stringent of which currently requires reimbursement of total expenses (including the management fee, but excluding interest, taxes, brokerage commissions, distribution fees and extraordinary expenses) in any year that they exceed 2 1/2% of the first $30 million of average net assets, 2% of the next $70 million of average net assets and 1 1/2% thereafter.

   The Management Agreement provides that the Manager will not be liable to the Fund for any error of judgment or mistake of law, or for any loss arising out of any investment, or for any act or omission in performing its duties under the Agreement, except for willful misfeasance, bad faith, gross negligence, or reckless disregard of its obligations and duties under the Agreement.

   On December 29, 1988, a majority of the outstanding  voting securities of the
Manager  was   purchased   by  Mr.   William  C.   Morris  and  a   simultaneous
recapitalization of the Manager occurred.

   The Management Agreement, dated December 29, 1988, amended January 1, 1996, was unanimously approved by the Board of Directors at a Meeting held on October 11, 1988. The amendments to the Management Agreement, to increase the fee rate payable to the Manager by the Fund, were approved by the Board of Directors on September 21, 1995. The Management Agreement was approved by the shareholders at a meeting held on December 15, 1988, and as amended, on December 12, 1995. The Management Agreement will continue in effect until December 31 of each year if
(1) such continuance is approved in the manner required by the 1940 Act, by a vote of a majority of the Board of Directors or of the outstanding voting securities of the Fund and by a vote of a majority of the Directors who are not parties to the Management Agreement or interested persons of any such party and
(2) if the Manager shall not have notified the Fund at least 60 days prior to December 31 of any year that it does not desire such continuance. The Management Agreement may be terminated by the Fund or by the Manager, without penalty, on 60 days' written notice to the Manager and will terminate automatically in the event of its assignment. The Fund has agreed to change its name upon termination of the Management Agreement if continued use of the name would cause confusion in the context of the Manager's business.

   The Manager is a successor firm to an investment banking business founded in 1864 which has thereafter provided investment services to individuals, families, institutions and corporations. See Appendix for further history of the Manager.

   Under the Subadvisory Agreement, dated June 1, 1994 and amended January 1, 1996, the Subadviser supervises and directs a portion of the Fund's investment in foreign securities and ADRs consistent with the Fund's investment objectives, policies and principles. For these services, the Subadviser is paid a fee as described in the Fund's Prospectus. The Subadvisory Agreement was approved by the Board of Directors at a meeting held on January 20, 1994. The amendments were approved by the Board of Directors on September 21, 1995. The Subadvisory Agreement was approved by the shareholders on May 19, 1994, and as amended on December 12, 1995. The Subadvisory Agreement will continue in effect until
December 31, 1995, and from year to year thereafter if such continuance is approved in the manner required by the 1940 Act (by a vote of a majority of the Board of Directors or of the outstanding voting securities of the Fund and by a vote of a majority of the Directors who are not parties to the Subadvisory Agreement or interested persons of any such party) and (2) if the Subadviser shall not have notified the Manager in writing at least 60 days prior to December 31 of any year that it does not desire such continuance. The Subadvisory Agreement may be terminated at any time by the Fund, on 60 days written notice to the Subadviser. The Subadvisory Agreement will terminate automatically in the event of its assignment or upon the termination of the Management Agreement.

   The Subadviser is a New York general partnership formed by the Manager and Henderson International, Inc., a controlled affiliate of Henderson Administration Group plc. Henderson Administration Group plc, headquartered in London, is one of the largest independent money managers in Europe. The firm currently manages approximately $19 billion in assets and is recognized as a specialist in global equity investing.


           ADMINISTRATION, SHAREHOLDER SERVICES AND DISTRIBUTION PLAN

   The Fund has adopted an Administration, Shareholder Services and Distribution Plan for each Class (the "Plan") in accordance with Section 12(b) of the Act and Rule 12b-1 thereunder.

   The Plan was approved on March 19, 1992 by the Directors, including a majority of the Directors who are not "interested persons" (as defined in the Act) of the Fund and who have no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan (the "Qualified Directors") and was approved by shareholders of the Fund at a Special Meeting of the Shareholders held on May 1, 1992. The Plan became effective in respect of the Class A shares on June 1, 1992. The Plan was approved in respect of the Class D shares on March 18, 1993 by the Directors, including a majority of the Qualified Directors, and became effective with respect to the Class D shares on May 1, 1993. The Plan will continue in effect until December 31 of each year so long as such continuance is approved annually by a majority vote of both the Directors of the Fund and the Qualified Directors, cast in person at a meeting called for the purpose of voting on such approval. The Plan may not be amended to increase materially the amounts payable to Service Organizations with respect to a Class without the approval of a majority of the outstanding voting securities of the class and no material amendment to the Plan may be made except by a majority of both the Directors and the Qualified Directors.

   The Plan requires that the Treasurer of the Fund shall provide to the Directors, and the Directors shall review, at least quarterly, a written report of the amounts expended (and purposes therefor) under the Plan. Rule 12b-1 also requires that the selection and nomination of Directors who are not "interested persons" of the Fund be made by such disinterested Directors.

                             PORTFOLIO TRANSACTIONS

   The Management and Subadvisory Agreements recognize that in the purchase and sale of portfolio securities of the Fund, the Manager and Subadviser will seek the most favorable price and execution, and, consistent with that policy, may give consideration to the research, statistical and other services furnished by brokers or dealers to the Manager and Subadviser for its use, as well as the general attitude toward and support of investment companies demonstrated by such brokers or dealers. Such services include supplemental investment research, analysis and reports concerning issuers, industries and securities deemed by the Manager and Subadviser to be beneficial to the Fund. In addition, the Manager and Subadviser is authorized to place orders with brokers who provide supplemental investment and market research and security and economic analysis although the use of such brokers may result in a higher brokerage charge to the Fund than the use of brokers selected solely on the basis of seeking the most favorable price and execution and although such research and analysis may be useful to the Manager and Subadviser in connection with its services to clients other than the Fund.

   In over-the-counter markets, the Fund deals with responsible primary market makers unless a more favorable execution or price is believed to be obtainable. The Fund may buy securities from or sell securities to dealers acting as principal, except dealers with which its directors and/or officers are affiliated.

   When two or more of the investment companies in the Seligman Group or other investment advisory clients of the Manager desire to buy or sell the same security at the same time, the securities purchased or sold are allocated by the Manager in a manner believed to be equitable to each. There may be possible advantages or disadvantages of such transactions with respect to price or the size of positions readily obtainable or saleable.


    The total brokerage commissions paid to others for execution and research and statistical services for the fiscal years ended September 30, 1995, 1994 and 1993, respectively were $ 337,655, $86,871 and $54,608, of which Seligman Securities, Inc. received $13,878 in 1993. Seligman Securities, Inc. ceased functioning as a broker for the Fund and its other clients on March 31, 1993.


                     PURCHASE AND REDEMPTION OF FUND SHARES

    The Fund issues two classes of shares: Class A shares may be purchased at a price equal to the next determined net asset value per share, plus a sales load. Class D shares may be purchased at a price equal to the next determined net asset value without an initial sales load, but CDSL may be charged on redemptions within one year of purchase. See "Alternative Distribution System," "Purchase of Shares," and "Redemption of Shares" in the Prospectus.

Specimen Price Make-Up


    Under the current distribution arrangements between the Fund and the Distributor, Class A shares are sold at a maximum sales load of 4.75% and Class D shares are sold at net asset value*. Using the Fund's net asset value at September 30, 1995, the maximum offering price of the Fund's shares is as follows:



    Class A

     Net asset value and redemption price per Class A share.................    $ 14.04

     Maximum sales load (4.75% of offering price)...........................        .70
                                                                                -------

     Offering price to public...............................................    $ 14.74
                                                                                =======







     Class D

     Net asset value to public per Class D share*...........................    $ 13.61
                                                                                =======



--------------
* Class D shares are subject to a CDSL of 1% on redemptions within one year of purchase. See "Redemption Of Shares" in the Fund's Prospectus.

Class A Shares - Reduced Sales Loads

Reductions Available. Shares of any Seligman Mutual Fund sold with a sales load in a continuous offering will be eligible for the following reductions:

     Volume Discounts are provided if the total amount being invested in Class A shares of the Fund alone, or in any combination of shares of the other Funds in the Seligman Group which are sold with a sales load, reaches levels indicated in the sales load schedule set forth in the Prospectus.

     The Right of Accumulation allows an investor to combine the amount being invested in Class A shares of the Fund and shares of Seligman Capital Fund, Seligman Common Stock Fund, Seligman Communications and Information Fund, Seligman Growth Fund, Seligman Henderson Global Fund Series, Seligman High Income Fund Series, Seligman Income Fund, Seligman New Jersey Tax-Exempt Fund, Seligman Pennsylvania Tax-Exempt Fund Series, Seligman Tax-Exempt Fund Series, or Seligman Tax-Exempt Series Trust that were sold with a sales load with the total net asset value of shares of those Seligman Mutual Funds already owned that were sold with a sales load and the total net asset value of shares of Seligman Cash Management Fund which were acquired through an exchange of shares of another Mutual Fund in the Seligman Group on which there was a sales load at the time of purchase to determine reduced sales loads in accordance with the schedule in the Prospectuses. The value of the shares owned, including the value of shares of Seligman Cash Management Fund acquired in an exchange of shares of another Mutual Fund in the Seligman Group on which there was a sales load at the time of purchase will be taken into account in orders placed through a dealer, however, only if Seligman Financial Services, Inc. ("SFSI") is notified by an investor or a dealer of the amount owned at the time the purchase is made and is furnished sufficient information to permit confirmation.

     A Letter of Intent allows an investor to purchase Class A shares over a 13-month period at reduced sales loads in accordance with the schedule in the Prospectus, based on the total amount of Class A shares of the Fund that the letter states the investor intends to purchase plus the total net asset value of shares that were sold with a sales load of Seligman Capital Fund, Seligman Common Stock Fund, Seligman Communications and Information Fund, Seligman Growth Fund, Seligman Henderson Global Fund Series, Seligman High Income Fund Series, Seligman Income Fund, Seligman New Jersey Tax-Exempt Fund, Seligman Pennsylvania Tax-Exempt Fund Series, Seligman Tax-Exempt Fund Series, or Seligman Tax-Exempt Series Trust already owned and the total net asset value of shares of Seligman Cash Management Fund which were acquired through an exchange of shares of another Mutual Fund in the Seligman Group on which there was a sales load at the time of purchase. Reduced sales loads also may apply to purchases made within a 13-month period starting up to 90 days before the date of execution of a letter of intent. For more information concerning the terms of the letter of intent see "Terms and Conditions - Letter of Intent - Class A Shares Only" accompanying the Account Application in the Prospectus.

Persons Entitled To Reductions. Reductions in sales loads apply to purchases of Class A shares by a "single person," including an individual; members of a family unit comprising husband, wife and minor children; or a trustee or other fiduciary purchasing for a single fiduciary account. Employee benefit plans qualified under Section 401 of the Internal Revenue Code, organizations tax exempt under Section 501 (c)(3) or (13), and non-qualified employee benefit plans that satisfy uniform criteria are considered "single persons" for this purpose. The uniform criteria are as follows:

     1. Employees must authorize the employer, if requested by the Fund, to receive in bulk and to distribute to each participant on a timely basis the Fund Prospectus, reports and other shareholder communications.

     2. Employees participating in a plan will be expected to make regular periodic investments (at least annually). A participant who fails to make such investments may be dropped from the plan by the employer or the Fund 12 months and 30 days after the last regular investment in his account. In such event, the dropped participant would lose the discount on share purchases to which the plan might then be entitled.

     3. The employer must solicit its employees for participation in such an employee benefit plan or authorize and assist an investment dealer in making enrollment solicitations.


Eligible Employee Benefit Plans. The table of sales loads in the Prospectus applies to sales to "eligible employee benefit plans" (as defined in the Prospectus), except that the Fund may sell shares at net asset value to "eligible employee benefit plans," which have at least $1 million invested in the Seligman Group of Mutual Funds or (ii) of employers who have at least 50 eligible employees to whom such plan is made available or, regardless of the number of employees, if such plan is established or maintained by any dealer which has a sales agreement with SFSI. Such sales must be made in connection with a payroll deduction system of plan funding or other systems acceptable to Union Data Service Center, the Fund's shareholder service agent. Such sales are believed to require limited sales effort and sales-related expenses and therefore are made at net asset value. Contributions or account information for plan participation also should be transmitted to Union Data by methods which it accepts. Additional information about "eligible employee benefit plans" is available from investment dealers or SFSI.


Payment in Securities. In addition to cash, the Fund may accept securities in payment for Fund shares sold at the applicable public offering price (net asset value and, if applicable, any sales load), although the Fund does not presently intend to accept securities in payment for Fund shares. Generally, the Fund will only consider accepting securities (l) to increase its holdings in a portfolio security, or (2) if the Manager determines that the offered securities are a suitable investment for the Fund and in a sufficient amount for efficient management. Although no minimum has been established, it is expected that the Fund would not accept securities with a value of less than $100,000 per issue in payment for shares. The Fund may reject in whole or in part offers to pay for Fund shares with securities, may require partial payment in cash for applicable sales loads, and may discontinue accepting securities as payment for Fund shares at any time without notice. The Fund will not accept restricted securities in payment for shares. The Fund will value accepted securities in the manner provided for valuing portfolio securities of the Fund. (See "Valuation"). In accordance with Texas securities regulations, should the Fund accept securities in payment for shares, such transactions would be limited to a bona fide reorganization, statutory merger, or to other acquisitions of portfolio securities (except for municipal debt securities issued by state political subdivisions or their agencies or instrumentalities) which meet the investment objectives and policies of the investment company; are acquired for investment and not for resale; are liquid securities which are not restricted as to transfer either by law or liquidity of market; and have a value which is readily ascertainable (and not established only by evaluation procedures) as evidenced by a listing on the American Stock Exchange, the New York Stock Exchange or NASDAQ.

Further Types of Reductions. Class A shares may be issued without a sales load in connection with the acquisition of cash and securities owned by other investment companies and other personal holding companies to financial institution trust departments, to registered investment advisers exercising investment discretionary authority with respect to the purchase of Fund shares, or pursuant to sponsored arrangements with organizations which make recommendations to, or permit group solicitation of, its employees, members or participants in connection with the purchase of shares of the Fund, to separate accounts established and maintained by an insurance company which are exempt from registration under Section 3(c)(11) of the Investment Company Act of 1940, to registered representatives and employees (and their spouses and minor children) of any dealer that has a sales agreement with SFSI and shareholders of mutual funds with investment objectives similar to the Fund's who purchase shares with redemption proceeds of such funds and to certain unit investment trusts as described in the Prospectus.

     Class A shares may be sold at net asset value to these persons since such sales require less sales effort and lower sales related expenses as compared with sales to the general public.

More About Redemptions. The procedures for redemption of Fund shares under ordinary circumstances are set forth in the Prospectus. In unusual circumstances, payment may be postponed, or the right of redemption postponed for more than seven days, if the orderly liquidation of portfolio securities is prevented by the closing of, or restricted trading on the New York Stock Exchange during periods of emergency, or such other periods as ordered by the Securities and Exchange Commission. Under these circumstances, redemption proceeds may be made in securities, subject to the review of some state securities commissions. If payment is made in securities, a shareholder may incur brokerage expenses in converting these securities to cash.


                             DISTRIBUTION SERVICES


     SFSI, an affiliate of the Manager, acts as general distributor of the shares of the Fund and of the other mutual funds in the Seligman Group. As general distributor of the Fund's Capital Stock, SFSI allows commissions on sales of Fund shares to all dealers of up to 4.25% on purchases of Class A Shares to which the 4.75% sales load applies. The Fund and SFSI are parties to a Distributing Agreement dated January 1, 1993. Total sales loads paid by shareholders of Class A shares of the Fund for the fiscal years ended September 30, 1993, 1994 and 1995, respectively, amounted to $96,613, $254,283 and
$5,489,668,   respectively,   of  which   $86,097,   $225,716  and   $4,882,246,
respectively, was paid as commissions to dealers. SFSI receives the balance of sales loads and any CDSLs paid by investors. For the fiscal years ended September 30, 1994 and 1995, SFSI retained CDSL charges amounting to $1,240 and $22,116, respectively.

     Effective April 1, 1995, Seligman Services, Inc. ("SSI"), an affiliate of the Manager, became eligible to receive commissions from certain sales of Fund shares, as well as distribution and service fees pursuant to the Plan. For the period ended September 30, 1995, SSI received commissions of $104,682 from sales of Fund shares. SSI also received distributions and service fees of $11,821, pursuant to the Plan.

    Class A shares may be sold at net asset value to present and retired Directors, trustees, officers, employees (and family members, as defined in the Prospectus) of the Fund, the other investment companies in the Seligman Group, the Manager and other companies affiliated with the Manager. Such sales also may be made to employee benefit plans for such persons and to any investment advisory, custodial, trust or other fiduciary account managed or advised by the Manager or any affiliate. These sales may be made for investment purposes only, and shares may be resold only to the Fund.


                                   VALUATION


    Net asset value per share of each class of the Fund is determined as of the close of the New York Stock Exchange ("NYSE") (normally, 4:00 p.m. New York City time), on each day that the NYSE is open for business. The NYSE is currently closed on New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Fund will also determine net asset value for each class on each day in which there is a sufficient degree of trading in the Fund's portfolio securities that the net asset value of Fund shares might be materially affected. Net asset value per share for a class is computed by dividing such class' share of the value of the net assets of the Fund (i.e., the value of its assets less liabilities) by the total number of outstanding shares of such class. All expenses of the Fund, including the Manager's fee, are accrued daily and taken into account for the purpose of determining net asset value. The net asset value of Class D shares will generally be lower than the net asset value of Class A shares as a result of the higher distribution fee with respect to Class D shares.

    Portfolio securities, including open short positions and options written, are valued at the last sale price on the securities exchange or securities market on which such securities primarily are traded. Securities not listed on an exchange or securities market, or securities in which there were no transactions, are valued at the average of the most recent bid and asked price, except in the case of open short positions where the asked price is available. Any securities or other assets for which recent market quotations are not readily available are valued at fair value as determined in accordance with procedures approved by the Board of Directors. Short-term obligations with less than sixty days remaining to maturity are generally valued at amortized cost. Short-term obligations with more than sixty days remaining to maturity will be valued at current market value until the sixtieth day prior to maturity, and will then be valued on an amortized cost basis based on the value on such date unless the Board determines that this amortized cost value does not represent fair market value. Expenses and fees, including the investment management fee, are accrued daily and taken into account for the purpose of determining the net asset value of Fund shares.


    Any stock index futures contracts in which the Fund may invest and for which market quotations are readily available are valued at the current market value, or, in their absence, at fair value determined by the Board of Directors. Thus, changes in the value of stock index futures contracts owned by the Fund will be recognized daily through an unrealized gain (loss) account.

    Generally, trading in foreign securities, as well as U.S. Government securities, money market instruments and repurchase agreements, is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the shares of the Fund are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Occasionally, events affecting the value of such securities and such exchange rates may occur between the times at which they are determined and the close of the NYSE, which will not be reflected in the computation of net asset value. If during such periods events occur which materially affect the value of such securities, the securities will be valued at their fair market value as determined in accordance with procedures approved by the Board of Directors.

    For purposes of determining the net asset value per share of the Fund, all assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars at the mean between the bid and offer prices of such currencies against U.S. dollars quoted by a major bank that is a regular participant in the foreign exchange market or on the basis of a pricing service that takes into account the quotes provided by a number of such major banks.

                            PERFORMANCE INFORMATION


    The average annual total returns for the Fund's Class A shares for the one-year, five-year, and ten-year periods through September 30, 1995 were 30.29%, 28.23%, and 17.71%, respectively. These returns were computed assuming a hypothetical initial payment of $1,000, subtracting the maximum sales load of $47.50 (4.75% of public offering price) and assuming that all of the dividends and distributions paid by the Fund over the relevant time period were reinvested. It was then assumed that at the end of each period, the entire amount was redeemed. The average annual total return was then calculated by calculating the annual rate required for the initial payment to grow to the amount which would have been received upon such redemption (i.e., the average annual compound rate of return).

    The average annual total returns for the Fund's Class D shares for the one-year period ended September 30, 1995 and since inception through September 30, 1995 were 34.53% and 29.14%, respectively. These returns were computed assuming a hypothetical initial payment of $1,000 and that all of the dividends and distributions paid by the Fund's Class D shares, if any, were reinvested over the relevant time period. It was then assumed that at the end of each period, the entire amount was redeemed, subtracting the 1% CDSL, if applicable.

    Table A below illustrates the total return (income and capital) on Class A shares of the Fund with dividends invested and gain distributions taken in shares. It shows that a $1,000 investment in Class A shares, assuming payment of the 4.75% sales load, made on October 1, 1985 had a value of $5,105 on September 30, 1995 resulting in an aggregate total return of 410.48%. Table B illustrates the total return (income and capital) on Class D shares of the Fund with dividends invested and gain distributions taken in shares. It shows that a $1,000 investment in Class D shares made on May 1, 1993 (commencement of operations of Class D shares) had a value of $1,852 on September 30, 1995 resulting in an aggregate total return of 85.24%. The results shown should not be considered a representation of the dividend income or gain or loss in capital value which may be realized from an investment made in a class of shares of the Fund today.




                                                 TABLE A - CLASS A SHARES

                         Value of          Capital             Value           Total Value
Year                     Initial            Gain                of                 of               Total
Ended                  Investment 2      Distributions       Dividends         Investment2          Return1,3
-----                  ------------      -------------       ---------         -----------          ---------
9/30/86                 $  1,124         $      -           $   2             $   1,226
9/30/87                    1,510               61               2                 1,573
9/30/88                    1,115              264               1                 1,380
9/30/89                    1,452              344               2                 1,798
9/30/90                    1,133              268               1                 1,402
9/30/91                    1,730              416               4                 2,150
9/30/92                    1,622              630               4                 2,256
9/30/93                    2,073            1,321               5                 3,399
9/30/94                    1,878            1,850               4                 3,732
9/30/95                    2,269            2,831               5                 5,105               410.48%





                                                 TABLE B - CLASS D SHARES

                         Value of          Capital             Value           Total Value
Period                   Initial            Gain                of                 of               Total
Ended 1                Investment 2      Distributions       Dividends         Investment2          Return3
-------                ------------      -------------       ---------         -----------          -------

9/30/93                   $1,265           $    -               -                $1,265
9/30/94                    1,127              240               -                 1,367
9/30/95                    1,344              508               -                 1,852                85.24%




1 For the ten-year period ended September 30, 1995 for Class A shares; and from commencement of operations of Class D shares on May 3, 1993.


2 The "Value of Initial Investment" as of the date indicated reflects the effect of the maximum sales load, assumes that all dividends and capital gain distributions were taken in cash and reflects changes in the net asset value of the shares purchased with the hypothetical initial investment. "Total Value of Investment" reflects the effect of the CDSL, if applicable, assumes investment of all dividends and capital gain distributions and reflects changes in the net asset value.

3 Total return for each Class of shares of the Fund is calculated by assuming a hypothetical initial investment of $1,000 at the beginning of the period specified; subtracting the maximum sales load for Class A shares; determining total value of all dividends and distributions that would have been paid during the period on such shares assuming that each dividend or distribution was invested in additional shares at net asset value; calculating the total value of the investment at the end of the period; subtracting the CDSL on Class D shares, if applicable; and finally, by dividing the difference between the amount of the hypothetical initial investment at the beginning of the period and its total value at the end of the period by the amount of the hypothetical initial investment.

    The Fund's total return and average annual total return of Class A shares quoted from time to time through June 1, 1992 does not reflect the deduction of the administration, shareholder services and distribution fee, which if reflected would reduce the performance quoted.

    The Fund may also include its aggregate total return over a specified period in advertisements or in information furnished to present or prospective shareholders.

                              GENERAL INFORMATION

Capital Stock. The Board of Directors is authorized to classify or reclassify and issue any unissued Capital Stock of the Fund into any number of other classes without further action by shareholders. The 1940 Act requires that where more than one class exists, each class must be preferred over all other classes in respect of assets specifically allocated to such class.

Custodian. Investors Fiduciary Trust Company, 127 West 10th Street, Kansas City, Missouri 64105 serves as custodian of the Fund. It also maintains, under the general supervision of the Manager, the accounting records and determines the net asset value for the Fund.

Auditors. Deloitte & Touche LLP, independent auditors, have been selected as auditors of the Fund. Their address is Two World Financial Center, New York, New York 10281.

                              FINANCIAL STATEMENTS


    The Annual Report to shareholders for the fiscal year ended September 30, 1995 is incorporated by reference into this Statement of Additional Information. The Annual Report contains a schedule of the investments of the Fund as of September 30, 1995, as well as certain other financial information as of that date. The Annual Report will be furnished without charge to investors who request copies of the Fund's Statement of Additional Information.


                                    APPENDIX

                 HISTORY OF J. & W. SELIGMAN & CO. INCORPORATED

         Seligman's beginnings date back to 1837, when Joseph Seligman, the oldest of eight brothers, arrived in the United States from Germany. He earned his living as a pack peddler in Pennsylvania, and began sending for his brothers. The Seligmans became successful merchants, establishing businesses in the South and East.

         Backed by nearly thirty years of business success - culminating in the sale of government securities to help finance the Civil War - Joseph Seligman, with his brothers, established the international banking and investment firm of
J. & W. Seligman & Co. In the years that followed, the Seligman Complex played a major role in the geographical expansion and industrial development of the United States.

The Seligman Complex:


 ...Prior to 1900

o     Helps finance America's fledgling railroads through underwritings.
o Is admitted to the New York Stock Exchange in 1869. Seligman remained a member of the NYSE until 1993, when the evolution of its business made it unnecessary.
o Becomes a prominent underwriter of corporate securities, including New York Mutual Gas Light Company, later part of Consolidated Edison.
o Provides financial assistance to Mary Todd Lincoln and urges the Senate to award her a pension.
o     Is appointed U.S. Navy fiscal agent by President Grant.
o Becomes a leader in raising capital for America's industrial and urban development.

 ...1900-1910

o     Helps Congress finance the building of the Panama Canal.

 ...1910s

o Participates in raising billions for Great Britain, France and Italy, helping to finance World War I.

 ...1920s

o Participates in hundreds of successful underwritings including those for some of the Country's largest companies: Briggs Manufacturing, Dodge Brothers, General Motors, Minneapolis-Honeywell Regulatory Company, Maytag Company United Artists Theater Circuit and Victor Talking Machine Company.
o Forms Tri-Continental Corporation in 1929, today the nation's largest, diversified closed-end equity investment company, with over $2 billion in assets and one of its oldest.

 ...1930s

o Assumes management of Broad Street Investing Co. Inc., its first mutual fund, today known as Seligman Common Stock Fund, Inc.

o     Establishes Investment Advisory Service.

 ...1940s

o     Helps shape the Investment Company Act of 1940.
o     Leads in the  purchase and  subsequent  sale to the public of Newport News
      Shipbuilding and Dry Dock Company, a prototype transaction for the investment banking industry.
o Assumes management of National Investors Corporation, today Seligman Growth Fund, Inc.
o     Establishes Whitehall Fund, Inc., today Seligman Income Fund, Inc.

 ...1950-1989

o Develops new open-end investment companies. Today, manages more than 40 mutual fund portfolios.
o Helps pioneer state-specific, tax-exempt municipal bond funds, today managing a national and 18 state-specific tax-exempt funds.
o Establishes J. & W. Seligman Trust Company and J. & W. Seligman Valuations Corporation.
o Establishes Seligman Portfolios, Inc., an investment vehicle offered through variable annuity products.


 ...1990s

o Introduces Seligman Select Municipal Fund, Inc. and Seligman Quality Municipal Fund, Inc. two closed-end funds that invest in high quality municipal bonds.

o In 1991 establishes a joint venture with Henderson Administration Group plc, of London, known as Seligman Henderson Co., to offer global investment products.

o Introduces Seligman Frontier Fund, Inc., a small capitalization mutual fund.

o Launches Seligman Henderson Global Fund Series, Inc., which today offers four separate series: Seligman Henderson International Fund, Seligman Henderson Global Smaller Companies Fund, Seligman Henderson Global Technology Fund and Seligman Henderson Global Growth Opportunities Fund.

================================================================================
TO THE SHAREHOLDERS
--------------------------------------------------------------------------------

     We are pleased to update you on Seligman Frontier Fund with this 1995 Annual Report. We are also happy to report that your Fund's outstanding performance continued through its fiscal fourth quarter, resulting in another stellar year. Specific performance information, including a discussion with your Portfolio Managers, and a chart and table that analyze longer-term performance follow this letter.

     Your Fund's gain information is as follows: for Class A and D shares, net realized gain per share from investment transactions for the year totaled $0.49. At September 30, net unrealized gain per share totaled $2.04. The realized gain distribution for 1995 will be paid on November 17.

     Third quarter reports and statistics suggest that the U.S. economy is maintaining its pattern of slow growth; for example, factory orders for consumer goods rose at a tepid rate, as retailers continued to hold down inventories. In addition, inflation remained benign and low interest rates prevailed, supported by growing prospects for a deficit reduction plan that will curb government spending in areas previously off limits -- such as entitlements. In the past, an environment marked by such modest but sustained economic growth and subdued inflation has proven very positive for financial markets.

     Equity markets continued to be supported by increases in corporate earnings, and demand for the types of companies your Fund invests in should remain strong. Overall, we remain optimistic about the prospects for the small-cap market. In particular, the possibility of a decrease in capital gains tax bodes well for your Fund. A lower capital gains tax coupled with moderate economic growth and low interest rates has in the past encouraged small-cap investing.

     For more information about Seligman Frontier Fund, or your investment in its shares, please write or call the toll-free telephone numbers listed below.

By order of the Board of Directors,

/S/ William C. Morris
---------------------
William C. Morris
Chairman
                                                  /s/ Brian T. Zino
                                                  -----------------
                                                  Brian T. Zino
                                                  President

November 3, 1995

--------------------------------------------------------------------------------

Important Telephone Numbers
SHAREHOLDER                   RETIREMENT PLAN           24-HOUR AUTOMATED
SERVICES                      SERVICES                  TELEPHONE ACCESS SERVICE
(800) 221-2450                (800) 445-1777            (800) 622-4597

================================================================================
PERFORMANCE OVERVIEW
--------------------------------------------------------------------------------

The following are biographies of your Portfolio Managers, a discussion with them regarding Seligm an Frontier Fund, and a chart and tabl e comparing your Fund's performance to the per formance of the NASDAQ Composite Index and the Lipper Small Company Growth Fund Index.

[PHOTO OF MESSRS. WICK AND MRAKOVCIC GOES HERE]
PORTFOLIO MANAGEMENT
The Portfolio Managers of Seligman Frontier Fund this past year were Paul H. Wick and Arsen Mrakovcic. On September 21, 1995, Mr. Mrakovcic became the sole Portfolio Manager of your Fund. He began working with Seligman Frontier Fund in 1992 as a portfolio assistant and became co-Portfolio Manager in 1995. In addition, Mr. Mrakovcic is Portfolio Manager of the U.S. portion of Seligman Henderson Global Smaller Companies Fund. Mr. Wick began managing the Fund in 1991 and is also the Portfolio Manager of Seligman Communications and Information Fund and of the U.S. portion of Seligman Henderson Global Technologies Fund. Messrs. Wick and Mrakovcic are assisted by a team of seasoned research professionals who are responsible for identifying small companies in specific industry groups that offer the greatest potential for growth.

ECONOMIC FACTORS AFFECTING SELIGMAN FRONTIER FUND

"Over the past 12 months, the overall economic environment of moderate inflation and low interest rates presented a positive backdrop for equity investing. Furthermore, economic growth and consumer demand in 1995, although slightly slower than last year's pace, remained strong for the companies in your Fund, leading to its superior returns as shown in the chart and table on page 3."

INDIVIDUAL SECTOR PERFORMANCE

"During the past quarter, retail sales slowed, which prompted retailers to adjust inventories. These adjustments, in turn, had a negative impact on the trucking industry as the need for new shipments and deliveries abated. Consequently, both the retail and trucking industries had a difficult year, and while we took action as quickly as possible, the Fund experienced some losses in these areas.

"On the up side, the continued demand for personal computers, pagers, computer networking, and electronics in automobiles, created strong growth in earnings and share prices for the companies in the technology segment of your portfolio.

"Also, the ongoing trend in business outsourcing resulted in superior returns for the business services sector of your portfolio. Many corporations are becoming aware of the economic benefits of contracting outside firms to manage a diverse range of business demands such as fulfilling payroll, tax reporting, computer management, and telemarketing needs, and are consequently `outsourcing' to specialized firms.

"Finally, the financial sector also performed well as it benefited from the benign interest rate environment and strong demand for new loans. In addition, the media/broadcasting sector did well, due to growing advertising rates and increasing cash flows."

LOOKING AHEAD

"The outlook for 1996 is similar to what we have seen thus far in 1995. Moderate inflation and low interest rates make for a favorable investment environment. Valuations in the small-cap universe are reasonable. This is especially true of the stocks in your portfolio. Corporate earnings continue to look good, and the managements of the corporations in your portfolio continue to express positive outlooks for the coming year."

================================================================================
PERFORMANCE COMPARISON CHART AND TABLE                        September 30, 1995
--------------------------------------------------------------------------------

This chart compares a $10,000 hypothetical investment made in Seligman Frontier Fund Class A shares, with and without the maximum initial sales charge of 4.75%, for the 10-year period ended September 30, 1995, to a $10,000 investment made in the NASDAQ Composite Index and Lipper Small Company Growth Fund Index for the same period. The performance of Seligman Frontier Fund Class D shares is not shown in this chart but is included in the table below. It is important to keep in mind that the indices exclude the effects of any fees or sales charges.


(The following table is the source data for the line chart which appears at this point in the printed document. This table is not part of the original printed document and is shown for reference only. The same is also true for this descriptive paragraph.)

SELIGMAN FRONTIER FUND (CLASS A)

        without           with          NASDAQ          Lipper Small
         sales           sales         Composite      Company Growth
        charge            charge        Index           Fund Index
Sep-85   $10,000         $9,532          $10,000         $10,000
Dec-85   $11,599         $11,056         $11,592         $11,439
Mar-86   $14,272         $13,603         $13,369         $12,953
Jun-86   $15,969         $15,221         $14,466         $13,531
Sep-86   $12,863         $12,261         $12,509         $11,923
Dec-86   $13,405         $12,777         $12,443         $12,164
Mar-87   $16,308         $15,544         $15,340         $14,528
Jun-87   $16,044         $15,292         $15,148         $14,357
Sep-87   $16,503         $15,729         $15,849         $15,032
Dec-87   $12,372         $11,793         $11,789         $11,488
Mar-88   $14,083         $13,423         $13,364         $13,140
Jun-88   $15,363         $14,643         $14,078         $14,115
Sep-88   $14,482         $13,803         $13,831         $13,820
Dec-88   $14,440         $13,763         $13,605         $13,876
Mar-89   $15,657         $14,923         $14,509         $14,937
Jun-89   $16,601         $15,824         $15,528         $15,913
Sep-89   $18,868         $17,984         $16,870         $17,285
Dec-89   $18,501         $17,634         $16,225         $16,762
Mar-90   $17,945         $17,104         $15,537         $16,409
Jun-90   $19,204         $18,304         $16,491         $17,365
Sep-90   $14,712         $14,023         $12,290         $13,450
Dec-90   $16,830         $16,042         $13,336         $14,442
Mar-91   $20,769         $19,796         $17,205         $17,850
Jun-91   $20,348         $19,395         $16,977         $17,671
Sep-91   $22,560         $21,503         $18,795         $19,445
Dec-91   $25,183         $24,004         $20,916         $21,427
Mar-92   $25,427         $24,235         $21,538         $21,747
Jun-92   $22,926         $21,852         $20,105         $19,951
Sep-92   $23,667         $22,558         $20,807         $20,614
Dec-92   $29,211         $27,843         $24,149         $23,912
Mar-93   $29,267         $27,895         $24,619         $24,218
Jun-93   $31,379         $29,909         $25,112         $24,944
Sep-93   $35,659         $33,989         $27,210         $27,212
Dec-93   $36,894         $35,166         $27,710         $27,961
Mar-94   $36,423         $34,716         $26,521         $26,950
Jun-94   $33,997         $32,404         $25,183         $25,495
Sep-94   $39,152         $37,317         $27,264         $27,873
Dec-94   $39,481         $37,632         $26,824         $27,837
Mar-95   $42,571         $40,577         $29,152         $29,398
Jun-95   $46,996         $44,794         $33,299         $32,121
Sep-95   $53,557         $51,048         $37,227         $36,137



The table below shows the average annual total returns for the one-, five-, and 10-year periods ended September 30, 1995, for Seligman Frontier Fund Class A shares, with and without the maximum initial sales charge of 4.75%, for the NASDAQ Composite Index and the Lipper Small Company Growth Fund Index. Also included in the table are the average annual total returns for the one-year and since-inception periods through September 30, 1995, for Seligman Frontier Fund Class D shares, with and without the effect of the 1% contingent deferred sales load ("CDSL") imposed on shares redeemed within one year of purchase, for the NASDAQ Composite Index and the Lipper Small Company Growth Fund Index.

AVERAGE ANNUAL TOTAL RETURNS

                                            ONE        FIVE         10
                                            YEAR       YEARS       YEARS
                                            ----       -----       -----
Seligman Frontier Fund
  Class A with Sales Charge                30.29%      28.23%      17.71%
  Class A without Sales Charge             36.80       29.49       18.27
NASDAQ Composite Index                     36.54       24.81       14.05
Lipper Small Company
  Growth Fund Index                        29.65       21.86       13.71


                                              SINCE
                                ONE         INCEPTION
                                YEAR          5/3/93
                                ----        ---------
Seligman Frontier Fund
  Class D with CDSL            34.53%          n/a
  Class D without CDSL         35.53          29.14%
NASDAQ Composite Index         36.54          20.74*
Lipper Small Company
  Growth Fund Index            29.65          19.58*

* From April 30, 1993.

No adjustment was made to performance for periods prior to June 1, 1992, the commencement date for the annual Administration, Shareholder Services and Distribution Plan fee of up to 0.25% of average daily net assets of Class A shares. THE PERFORMANCE OF CLASS D SHARES WILL BE GREATER THAN OR LESS THAN THE PERFORMANCE SHOWN FOR CLASS A SHARES, BASED ON THE DIFFERENCES IN SALES CHARGES AND FEES PAID BY SHAREHOLDERS. Performance data quoted represent changes in prices and assume that all distributions within the periods are invested in additional shares. The investment return and principal value of an investment will fluctuate so that shares, if redeemed, may be worth more or less than their original cost. Past performance is not indicative of future investment results. SELIGMAN FRONTIER FUND, INC. Largest Portfolio Changes* During Past Three Months

================================================================================
SELIGMAN FRONTIER FUND, INC.
--------------------------------------------------------------------------------

LARGEST PORTFOLIO CHANGES*
DURING PAST THREE MONTHS

                                             SHARES
                                     --------------------------
                                                       HOLDINGS
ADDITIONS                            INCREASE          9/30/95
---------                            --------          --------
Alliance Semiconductor ............  150,000           150,000
Carbide/Graphite Group ............  300,000           300,000
Ceridian ..........................  155,000           155,000
Corporate EXPRESS .................  215,000           215,000
Jayhawk Acceptance ................  325,000           325,000
Minerals Technologies .............  120,000           120,000
Tencor Instruments ................  115,000           115,000
ThermoLase ........................  250,000           250,000
UCAR International ................  200,000           200,000
US Office Products ................  325,000           325,000


                                                        HOLDINGS
REDUCTIONS                           DECREASE           9/30/95
----------                           --------           -------
Benson Eyecare ....................  199,200              --
Cypress Semiconductor .............   55,000              --
EZ Communications (Class A) .......   80,700            13,300
Equity Inns .......................  150,000              --
T. Rowe Price .....................   40,000           100,000
ProNet ............................   35,000           100,000
Storemedia ........................  112,000              --
Trigen Energy .....................   75,000              --
Werner Enterprises ................  105,000              --
World Acceptance ..................  150,000**            --


MAJOR PORTFOLIO HOLDINGS
AT SEPTEMBER 30, 1995

SECURITY                                   VALUE
--------                                   -----
Electronics for Imaging .............   $10,743,750
California Energy ...................     8,200,000
Electroglas .........................     7,126,875
Ceridian ............................     6,878,125
Lam Research ........................     6,856,875
Cognex ..............................     6,846,125
SITEL ...............................     6,806,250
Nu-Kote Holdings (Class A) ..........     6,781,250
Vicor ...............................     6,755,000
Credence Systems ....................     6,610,875

-----------
 * Largest portfolio changes from the previous quarter to the current quarter are based on cost of purchases and proceeds from sales of securities.

** Includes 100,000 shares received as a result of a 3-for-1 stock split. Major
   Portfolio Holdings at September 30, 1995

================================================================================
PORTFOLIO OF INVESTMENTS                                      September 30, 1995
--------------------------------------------------------------------------------

                                               SHARES             VALUE
                                               ------             -----
COMMON STOCKS 91.4%
ADVERTISING 2.7%
DIMAC*
Direct marketing services .............       175,000           $3,303,125
Heritage Media (Class A)*
Broadcasting, in-store media ..........       168,000            5,061,000
Katz Media Group*
Advertising broker ....................       150,000            3,056,250
                                                               -----------
                                                                11,420,375
                                                               -----------
AEROSPACE AND DEFENSE 1.4%
BDM International*
Information systems software
and services ..........................       208,000            5,720,000
                                                               -----------
APPAREL 1.8%
Nautica Enterprises*
Manufacturer of men's
sportswear ............................        87,000            3,001,500
St. John Knits
Manufacturer of high-end
women's apparel .......................        88,500            4,314,375
                                                               -----------
                                                                 7,315,875
                                                               -----------
Broadcasting 2.3%
Evergreen Media (Class A)*
Radio broadcasting ....................       130,000            3,672,500
EZ Communications (Class A)*
Radio broadcasting ....................        13,300              251,038
Jacor Communications*
Radio broadcasting ....................       180,000            2,857,500
United Video Satellite
Group (Class A)*
Media programming
and services ..........................        90,000            2,767,500
                                                               -----------
                                                                 9,548,538
                                                               -----------
BUSINESS GOODS AND SERVICES  16.6%
Barefoot
Lawncare service ......................       290,000            3,842,500
Bell & Howell Holdings*
Publishing and information
services ..............................       236,800            6,038,400
Bisys Group*
Data processing service to
banks .................................       220,000            5,555,000
Ceridian*
Data processing services ..............       155,000            6,878,125
Corporate EXPRESS*
Supplier of office products ...........       215,000            5,213,750
HFS Group*
Hotel and motel franchises ............        85,000            4,451,875
Holophane*
Manufacturer of lighting
systems/fixtures ......................       127,000            3,524,250
Interim Services*
Temporary employment
services ..............................       100,000            2,675,000
Inter-Tel*
Manufacturer of electronic
telecommunications
equipment .............................       250,000            4,375,000
National Data
Transaction processor .................       200,000            5,362,500
Nu-Kote Holdings (Class A)*
Manufacturer of copier
toner supplies ........................       310,000            6,781,250
SITEL*
Outsourcer of outbound
telemarketing .........................       275,000            6,806,250
SPS Transaction Services*
Transaction processing
services ..............................       100,000            2,900,000
US Office Products*
Supplier of office products ...........       325,000            4,895,312
                                                               -----------
                                                                69,299,212
                                                               -----------
CAPITAL GOODS 6.9%
Carbide/Graphite Group*
Producer of graphite
electrodes ............................       300,000            4,350,000
DT Industries
Manufacturer of custom
machines and metal products ...........       190,000            2,588,750
Fusion Systems*
Manufacturer of ultraviolet
curing systems ........................       110,000            3,190,000
Greenfield Industries
Manufacturer of expendable
cutting tools .........................       100,000            3,050,000
Kennametal
Tungsten-base carbide
products ..............................       100,000            3,625,000
Oak Industries*
Manufacturer of electrical
controls ..............................       115,000            3,464,375

================================================================================
PORTFOLIO OF INVESTMENTS (continued)
--------------------------------------------------------------------------------

                                               SHARES             VALUE
                                               ------             -----
CAPITAL GOODS (continued)
UCAR International*
Provider of graphite
electrodes ............................       200,000          $ 5,450,000
Wolverine Tube*
Manufacturer of copper and
copper-alloy tube .....................        80,000            3,020,000
                                                               -----------
                                                                28,738,125
                                                               -----------
COMMUNICATIONS 6.2%
Arch Communications Group*
Provider of nationwide
paging services ......................        145,000            3,806,250
Aspect Telecommunications*
Manufacturer of telephone
processing systems ...................        230,000            6,210,000
Cellular Communications Intl.*
Operator of cellular telephone
services .............................         15,000              813,750
CIDCO*
Designer and developer of
network service equipment .............       126,000            4,425,750
Lannet Data Communications*
Computer network switches
and hubs ..............................       135,000            3,510,000
MobileMedia (Class A)*
Provider of paging services ...........       150,000            4,087,500
ProNet*
Telecommunications services ...........       100,000            2,900,000
                                                               -----------
                                                                25,753,250
                                                               -----------
Computer Hardware Peripherals 3.6%
Electronics for Imaging*
Color-copier peripherals ..............       150,000           10,743,750
Planar System*
Manufacturer of electro-
luminescent displays ..................       219,500            4,390,000
                                                               -----------
                                                                15,133,750
                                                               -----------
COMPUTER SOFTWARE AND SERVICES  5.1%
Mentor Graphics*
Integrated circuit design
software ..............................       255,000            5,291,250
Netmanage*
Manufacturer of connectivity
software ..............................       250,000            5,921,875
SunGard Data Systems*
Provider of data processing
services ..............................       150,000            4,350,000
Synopsys*
Developer of integrated circuit
design software .......................       180,000            5,580,000
                                                               -----------
                                                                21,143,125
                                                               -----------
CONSUMER GOODS AND SERVICES   3.3%
Custom Chrome*
Wholesaler of Harley-Davidson
products ..............................        70,000            1,570,625
Martin Industries
Manufacturer of gas fireplaces ........       290,000            3,008,750
ThermoLase*
Developer of hair removal
systems ...............................       250,000            5,109,375
USA Detergents*
Manufacturer of low priced
brand detergent .......................       200,000            4,150,000
                                                               -----------
                                                                13,838,750
                                                               -----------
DRUGS AND HEALTH CARE 6.1%
AmeriSource Health*
Distributor of pharmaceutical
supplies ..............................       193,500            5,151,937
Clintrials Research*
Contract drug research
organization ..........................       150,000            3,009,375
Community Psychiatric Centers
Owner/operator of acute
psychiatric hospitals .................       290,000            3,407,500
Lincare Holdings*
In-home respiratory services ..........       120,000            3,067,500
Living Centers of America*
Operator of long-term health
care centers ..........................       110,000            3,657,500
Omnicare
Long-term care pharmacy
services ..............................       120,000            4,680,000
Protein Design Labs*
Antibody technology research
and development .......................       132,000            2,598,750
                                                               -----------
                                                                25,572,562
                                                               -----------
ELECTRONICS 15.3%
Alliance Semiconductor*
Designer of high speed
memory circuits .......................       150,000            5,981,250
Cognex*
Manufacturer of machine
vision systems ........................       143,000            6,846,125

================================================================================
                                                              September 30, 1995
--------------------------------------------------------------------------------
                                               SHARES             VALUE
                                               ------             -----
Credence Systems*
Automated semiconductor
testing equipment .....................       183,000         $  6,610,875
Electro Scientific Industries*
Computer controlled laser
systems ...............................       120,000            4,215,000
Electroglas*
Manufacturer of semiconductor
wafer probing equipment ...............       105,000            7,126,875
Information Storage Device*
Audio recording circuits ..............       200,000            4,500,000
Lam Research*
Manufacturer of plasma
etching equipment .....................       115,000            6,856,875
Lattice Semiconductor*
Manufacturer of programmable
logic devices .........................       110,000            4,455,000
Sanmina*
Manufacturer of electronic
circuit boards and back planes ........       120,000            5,700,000
Tencor Instruments*
Wafer inspection devices ..............       115,000            5,074,375
Vicor*
Manufacturer of modular power
converters ............................       280,000            6,755,000
                                                               -----------
                                                                64,121,375
                                                               -----------
FARM EQUIPMENT 1.1%
AGCO
Manufacturer and distributor
of farm equipment .....................       105,000            4,777,500
                                                               -----------
FINANCIAL SERVICES 6.0%
Commerce Bancorp
Commercial bank .......................       115,000            2,724,063
Jayhawk Acceptance*
Consumer finance company ..............       325,000            4,692,187
Leasing Solutions*
Lessor of processing and
communications equipment ..............       180,000            2,576,250
T. Rowe Price
Investment management .................       100,000            5,137,500
Roosevelt Financial Group
Savings bank ..........................       250,000            4,437,500
Sirrom Capital
Business specialty lender .............       250,000            4,468,750
WFS Financials*
Consumer finance company ..............        40,000              920,000
                                                               -----------
                                                                24,956,250
                                                               -----------
FOOD AND BEVERAGES 0.8%
Canandaigua Wine (Class A)*
Domestic wine producer ................        70,000          $ 3,412,500
                                                               -----------
GAMING 0.6%
GTECH  Holdings*
Operator of state/local
lottery systems .......................        90,000            2,711,250
                                                               -----------
MEDICAL PRODUCTS AND TECHNOLOGY 2.3%
Dentsply International
Manufacturer of dental and
medical x-ray equipment ...............       150,000            5,175,000
Patterson Dental*
Distributor of dental supplies
and equipment .........................        60,000            1,575,000
Sybron International*
Laboratory and dental
supplies ..............................        75,000            3,018,750
                                                               -----------
                                                                 9,768,750
                                                               -----------
OIL AND GAS 1.9%
Falcon Drilling*
Lessor of oil and gas drilling
equipment .............................       300,000            3,787,500
Pogo Producing
Oil and gas exploration,
production, and development ...........       175,000            3,981,250
                                                               -----------
                                                                 7,768,750
                                                               -----------
RESTAURANTS 1.8%
Consolidated Products*
Owner/operator of restaurants .........       140,000            2,073,750
International House of Pancakes*
Operator of International
House of Pancake restaurants ..........        80,000            2,070,000
Longhorn Steaks*
Operator of full-service
restaurants ...........................       200,000            3,500,000
                                                               -----------
                                                                 7,643,750
                                                               -----------
RETAIL TRADE 1.3%
Casey's General Store
Operator of convenience store .........       220,000            4,950,000
Central Tractor Farm & Country*
Building products and retail
agriculture hardware and related ......        28,900              328,738
                                                               -----------
                                                                 5,278,738
                                                               -----------

================================================================================
PORTFOLIO OF INVESTMENTS (continued)                          September 30, 1995
--------------------------------------------------------------------------------

                                             SHARES OR
                                             PRIN. AMT.           VALUE
                                             ----------           -----
SPECIALTY CHEMICALS 1.9%
Minerals Technologies
Manufactures specialty
minerals and products .................       120,000shs       $ 4,515,000
Sealed Air*
Manufacturer of protective
packaging .............................        60,000            3,307,500
                                                               -----------
                                                                 7,822,500
                                                               -----------
TRANSPORTATION  0.4%
US Xpress Enterprises (Class A)*
Trucking operator .....................       200,000            1,812,500
                                                               -----------
UTILITIES  2.0%
California Energy*
Developer of geothermal
energy power ..........................       400,000            8,200,000
                                                               -----------
TOTAL COMMON STOCKS
        (Cost $320,362,774 ) ..........                        381,757,425
                                                               -----------
SHORT-TERM HOLDINGS 12.1%
First National Bank of Chicago,
Grand Cayman Fixed Time
Deposit 61/2%, 10/2/1995 ..............   $17,000,000           17,000,000
National Westminster Bank,
Grand Cayman Fixed Time
Deposit 61/2%, 10/2/1995 ..............    16,253,000           16,253,000
State Street Bank and Trust,
Grand Cayman Fixed Time
Deposit 63/8%, 10/2/1995 ..............    17,000,000           17,000,000
                                                               -----------
TOTAL SHORT-TERM HOLDINGS
        (Cost $50,253,000) ..........................           50,253,000
TOTAL INVESTMENTS 103.5%
        (Cost $370,615,774) .........................          432,010,425
OTHER ASSETS LESS
LIABILITIES (3.5)% ..................................          (14,445,403)
                                                              ------------
NET ASSETS 100.0% ...................................         $417,565,022
                                                              ============

---------------
* Non-income producing security.
Descriptions of companies have not been audited by Deloitte & Touche LLP. See notes to financial statements.

================================================================================
STATEMENT OF ASSETS AND LIABILITIES                           September 30, 1995
--------------------------------------------------------------------------------

ASSETS:
Investments, at value:
  Common stocks (cost $320,362,774) .........  $381,757,425
  Short-term holdings (cost $50,253,000) ....    50,253,000
                                               ------------
                                                                   $432,010,425
Cash ........................................                           777,871
Receivable for Capital Stock sold ...........                         6,243,598
Receivable for securities sold ..............                         1,046,218
Receivable for dividends and interest .......                            69,106
Expenses prepaid to shareholder service
   agent ....................................                            50,520
Other .......................................                            35,207
                                                                   ------------
TOTAL ASSETS ................................                       440,232,945
                                                                   ------------
LIABILITIES:
Payable for securities purchased ............                        21,643,454
Payable for Capital Stock repurchased .......                           369,702
Accrued expenses, taxes, and other ..........                           654,767
                                                                   ------------
TOTAL LIABILITIES ...........................                        22,667,923
                                                                   ------------
NET ASSETS ..................................                      $417,565,022
                                                                   ============


COMPOSITION OF NET ASSETS:
Capital Stock, at par ($0.10 par value;
  50,000,000 shares authorized; 30,074,456
  shares outstanding):
  Class A ...................................                      $  1,938,681
  Class D ...................................                         1,068,764
Additional paid-in capital ..................                       341,830,746
Accumulated net investment loss .............                           (41,407)
Undistributed net realized gain .............                        11,373,587
Net unrealized appreciation of investments ..                        61,394,651
                                                                   ------------
Net Assets ..................................                      $417,565,022
                                                                   ============
NET ASSET VALUE PER SHARE
  CLASS A ($272,121,727 + 19,386,810 SHARES)                             $14.04
                                                                         ======
  CLASS D ($145,443,295 + 10,687,646 SHARES)                             $13.61
                                                                         ======

----------------
See notes to financial statements.

================================================================================
STATEMENT OF OPERATIONS                    For the Year Ended September 30, 1995
--------------------------------------------------------------------------------

INVESTMENT INCOME:
Interest ...........................................  $  1,219,691
Dividends ..........................................       307,097
Other income .......................................        44,190
                                                      ------------
Total investment income ............................                $ 1,570,978

EXPENSES:
Management fee .....................................     1,260,769
Distribution and service fees ......................       690,067
Shareholder account services .......................       583,110
Registration .......................................       167,174
Shareholder reports and communications .............        51,859
Auditing and legal fees ............................        41,595
Directors| fees and expenses .......................        26,372
Custody and related services .......................        13,518
Miscellaneous ......................................         6,112
                                                      ------------
Total expenses .....................................                  2,840,576
                                                                   ------------
NET INVESTMENT LOSS ................................                 (1,269,598)

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain on investments ...................    14,852,097
Net change in unrealized appreciation of investments    51,312,770
                                                      ------------
Net gain on investments ............................                 66,164,867
                                                                   ------------
Increase in net assets from operations .............               $ 64,895,269
                                                                   ============
---------------
See notes to financial statements.

================================================================================
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                       YEAR ENDED SEPTEMBER 30,
                                                      --------------------------
                                                           1995         1994
                                                           ----         ----
OPERATIONS:
Net investment loss ................................  $ (1,269,598)  $ (511,703)
Net realized gain on investments ...................    14,852,097    7,083,185
Net change in unrealized appreciation of investments    51,312,770   (1,269,713)
                                                      ------------   -----------
Increase in net assets from operations .............    64,895,269    5,301,769
                                                      ------------   -----------
DISTRIBUTIONS TO SHAREHOLDERS:
Net realized gain on investments:
  Class A ....................................          (7,039,282)  (7,595,277)
  Class D ....................................          (1,338,879)    (243,455)
                                                      ------------   -----------
Decrease in net assets from distributions ..........    (8,378,161)  (7,838,732)
                                                      ------------   -----------

CAPITAL SHARE TRANSACTIONS:
                                                          SHARES
                                               --------------------------
                                                YEAR ENDED SEPTEMBER 30,
                                               --------------------------
                                                  1995            1994
                                               ----------       ---------
Net proceeds from sale of shares:
  Class A ................................     14,343,047       1,149,853     176,507,457      12,717,598
  Class D ................................      9,799,966         753,094     116,142,280       8,168,738
Exchanged from associated Funds:
  Class A ................................      2,239,426         422,026      27,111,701       4,766,454
  Class D ................................        977,881          41,042      11,153,674         436,688
Shares  issued in payment of gain
  distributions:
  Class A ................................        630,353         694,769       6,606,096       7,302,029
  Class D ................................        125,619          21,147       1,286,339         221,199
                                               ----------       ---------     -----------      ----------
Total ....................................     28,116,292       3,081,931     338,807,547      33,612,706
                                               ----------       ---------     -----------      ----------
Cost of shares repurchased:
  Class A ................................     (1,348,459)       (419,801)    (16,084,996)     (4,586,161)
  Class D ................................       (261,304)        (15,175)     (3,189,105)       (161,528)
Exchanged into associated Funds:
  Class A ................................     (1,508,671)       (181,131)    (17,704,056)     (2,054,292)
  Class D ................................       (771,800)        (58,422)     (8,577,404)       (633,007)
                                               ----------       ---------     -----------      ----------
Total ....................................     (3,890,234)       (674,529)    (45,555,561)     (7,434,988)
                                               ----------       ---------     -----------      ----------
Increase in net assets from capital
  share transactions .....................     24,226,058       2,407,402     293,251,986      26,177,718
                                               ==========       =========     -----------      ----------

Increase in net assets ...................                                    349,769,094      23,640,755
NET ASSETS:
Beginning of year ........................                                     67,795,928      44,155,173
                                                                            -------------   -------------
End of year ..............................                                  $ 417,565,022   $  67,795,928
                                                                            =============   =============
--------------
See notes to financial statements.

================================================================================
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1. Seligman Frontier Fund, Inc. (the "Fund") offers two classes of shares. All shares existing prior to May 3, 1993, were classified as Class A shares. Class A shares are sold with an initial sales charge of up to 4.75% and a continuing service fee of up to 0.25% on an annual basis. Class D shares are sold without an initial sales charge but are subject to a distribution fee of up to 0.75% and a service fee of up to 0.25% on an annual basis, and a contingent deferred sales load ("CDSL") of 1% imposed on certain redemptions made within one year of purchase. The two classes of shares represent interests in the same portfolio of investments, have the same rights and are generally identical in all respects except that each class bears its separate distribution and certain class expenses and has exclusive voting rights with respect to any matter to which a separate vote of any class is required.

2. Significant accounting policies followed, all in conformity with ge nerally accepted accounting principles, are given below:

a. Investments in stocks are valued at current market values or, in their absence, at fair value determined in accordance with procedures approved by the Board of Directors. Securities traded on national exchanges are valued at last sales prices or, in their absence and in the case of over-the-counter securities, a mean of bid and asked prices. Short-term holdings maturing in 60 days or less are valued at amortized cost.

b. There is no provision for federal income or excise tax. The Fund has elected to be taxed as a regulated investment company and intends to distribute substantially all taxable net income and net gain realized.

c. Investment transactions are recorded on trade dates. Identified cost of investments sold is used for both financial statement and federal income tax purposes. Dividends receivable and payable are recorded on ex-dividend dates. Interest income is recorded on an accrual basis.

d. All income, expenses (other than class-specific expenses), and realized and unrealized gains or losses are allocated daily to each class of shares based upon the relative value of the shares of each class. Class-specific expenses, which include distribution and service fees and any other items that can be specifically attributed to a particular class, are charged directly to such class.

e. The treatment for financial statement purposes of distributions made during the year from net investment income or net realized gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense, and realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassification will have no effect on net assets, results of operations, or net asset value per share of the Fund.

3. Purchases and sales of portfolio securities, excluding short-term investments, for the year ended September 30, 1995, amounted to $367,165,577 and $109,596,144, respectively.

     At September 30, 1995, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes, aNd the tax basis gross unrealized appreciation and depreciation of portfolio securities amounted to $64,019,403 and $2,624,752, respectively.


4. J. & W. Seligman & Co. Incorporated (the "Manager") manages the affairs of the Fund and provides the necessary personnel and facilities. Compensation of all officers of the Fund, all directors of the Fund who are employees or consultants of the Manager, and all personnel of the Fund and the Manager is

================================================================================

--------------------------------------------------------------------------------

paid by the Manager. The Manager receives a fee, calculated daily and payable monthly, equal to 0.75% per annum of the Fund's average daily net assets.

     Seligman Financial Services, Inc. (the "Distributor"), agent for the distribution of the Fund's shares, and an affiliate of the Manager, received concessions of $607,423 from sales of Class A shares after commissions of $4,882,246 were paid to dealers.

     The Fund has an Administration, Shareholder Services and Distribution Plan (the "Plan") with respect to Class A shares under which service organizations can enter into agreements with the Distributor and receive a continuing fee of up to 0.25% on an annual basis, payable quarterly, of average daily net assets of Class A shares attributable to the particular service organizations for providing personal services and/or the maintenance of shareholder accounts. The Distributor charges such fees to the Fund pursuant to the Plan. For the year ended September 30, 1995, fees paid aggregated $182,395, or 0.16% per annum of average daily net assets of Class A shares.

     The Fund has a Plan with respect to Class D shares under which service organizations can enter into agreements with the Distributor and receive a continuing fee for providing personal services and/or the maintenance of shareholder accounts of up to 0.25% on an annual basis of the average daily net assets of the Class D shares for which the organizations are responsible and fees for providing other distribution assistance of up to 0.75% on an annual basis of such average daily net assets. Such fees are paid monthly by the Fund to the Distributor pursuant to the Plan. For the year ended September 30, 1995, fees paid amounted to $507,672, or 1% per annum of the average daily net assets of Class D shares.

     The Distributor is entitled to retain any CDSL imposed on certain redemptions occurring within one year of purchase. For the year ended September 30, 1995, such charges amounted to $22,116.

        Effective April 1, 1995, Seligman Services, Inc., an affiliate of the Manager, became eligible to receive commissions from certain sales of shares of the Fund, as well as distribution and service fees pursuant to the Plan. For the period ended September 30, 1995, Seligman Services, Inc. received commissions of $104,682 from sales of shares of the Fund. Seligman Services, Inc. also received distribution and service fees of $11,821, pursuant to the Plan.

     Seligman Data Corp., which is owned by certain associated investment companies, charged the Fund at cost $583,110 for shareholder account services.

     Certain officers and directors of the Fund are officers or directors of the Manager, Seligman Financial Services, Inc., Seligman Services, Inc., and/or Seligman Data Corp.

     Fees of $15,500 were incurred by the Fund for the legal services of Sullivan & Cromwell, a member of which firm is a director of the Fund.

     The Fund has a compensation arrangement under which directors who receive fees may elect to defer receiving such fees. Interest is accrued on the deferred balances. The cost of such fees and interest is included in directors' fees and expenses, and the accumulated balance thereof at September 30, 1995, of $41,407 is included in other liabilities. Deferred fees and the related accrued interest are not deductible for federal income tax purposes until such amounts are paid.

5. Class-specific expenses charged to Class A and Class D during the year ended September 30, 1995, which are included in the corresponding captions of the Statement of Operations, were as follows:


                                         CLASS A         CLASS D
                                        -------          -------
Distribution and service fees ......    $182,395        $507,672
Registration .......................      22,531          17,232
Shareholder reports and
   communications ..................       3,007           1,720

================================================================================
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The Fund's financial highlights are presented below. The per share operating performance data is designed to allow investors to trace the operating performance, on a per share basis, from the Fund's beginning net asset value to the ending net asset value so that they can understand what effect the individual items have on their investment assuming it was held throughout the period. Generally, the per share amounts are derived by converting the actual dollar amounts incurred for each item as disclosed in the financial statements to their equivalent per share amounts.

The total return based on net asset value measures the Fund's performance assuming investors purchased shares at net asset value as of the beginning of the period, reinvested dividends and capital gains paid at net asset value, and then sold their shares at the net asset value per share on the last day of the period. The total return computations do not reflect any sales charges investors may incur in purchasing or selling shares of the Fund. The total returns for periods of less than one year are not annualized.



                                                                      CLASS A                                      CLASS D
                                                  ------------------------------------------------      -------------------------
                                                                                                          YEAR ENDED
                                                               YEAR ENDED SEPTEMBER 30                   SEPTEMBER 30     5/3/93*
                                                  ------------------------------------------------      --------------       to
                                                  1995       1994         1993      1992      1991      1995      1994    9/30/93
                                                  ----       ----         ----      ----      ----      ----      ----    -------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period             $11.62     $12.83      $10.22     $10.71    $ 7.01    $11.40    $12.80    $10.12
Net investment loss                               (0.06)     (0.08)      (0.03)     (0.07)    (0.03)    (0.15)    (0.23)    (0.04)
Net realized and unrealized investment gain        3.87       1.10        4.54       0.58      3.76      3.75      1.06      2.72
                                                 ------     ------      ------     ------    ------    ------    ------    ------
Increase from investment operations                3.81       1.02        4.51       0.51      3.73      3.60      0.83      2.68

Dividends paid                                       --         --          --         --     (0.01)**     --        --        --
Distributions from net gain realized              (1.39)     (2.23)      (1.90)     (1.00)    (0.02)    (1.39)    (2.23)       --
Net increase (decrease) in net asset value         2.42      (1.21)       2.61      (0.49)     3.70      2.21     (1.40)     2.68
                                                 ------     ------      ------     ------    ------    ------    ------    ------
Net asset value, end of period                   $14.04     $11.62      $12.83     $10.22    $10.71    $13.61    $11.40    $12.80
                                                 ======     ======      ======     ======    ======    ======    ======    ======

TOTAL RETURN BASED ON NET ASSET VALUE             36.80%      9.79%      50.67%      4.91%    53.34%    35.53%     8.06%    26.48%

RATIOS/SUPPLEMENTAL DATA:
Expenses to average
  net assets                                       1.43%      1.34%       1.25%      1.37%     1.28%     2.29%     2.72%     2.24%+
Net investment loss to average net assets         (0.50)%    (0.87)%     (0.27)%    (0.71)%   (0.35)%   (1.35)%   (2.25)%   (1.94)%+
Portfolio turnover                                71.52%    124.76%     129.13%    129.46%    38.56%    71.52%   124.76%   129.13%++
Net assets, end of period (000's omitted)      $272,122    $58,478     $43,188    $27,178   $23,449  $145,443    $9,318      $967


-----------------
The per share data for the fiscal years 1991 and 1992 have been restated to reflect the 2-for-1 stock split effected on April 16, 1992, as a 100% stock dividend. The per share data for the years ended September 30, 1994 and 1995, are based on average shares outstanding for the periods.

 * Commencement of offering of Class D shares.
** Excess of taxable dividend over net investment income was charged against additional paid-in capital.
 + Annualized.
++ For the year ended September 30, 1993.

See notes to financial statements.

================================================================================
REPORT OF INDEPENDENT AUDITORS
--------------------------------------------------------------------------------

The Board of Directors and Shareholders,
Seligman Frontier Fund, Inc.:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Seligman Frontier Fund, Inc. as of September 30, 1995, the related statements of operations for the year then ended and of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 1995, by correspondence with the Fund's custodian and brokers; where replies were not received from brokers we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Seligman Frontier Fund, Inc. as of September 30, 1995, the results of its operations, the changes in its net assets, and the financial highlights for the respective stated periods, in conformity with generally accepted accounting principles.

/s/ Deloitte & Touche LLP
    ---------------------
DELOITTE & TOUCHE LLP
New York, New York
November 3, 1995

================================================================================
THE SELIGMAN GROUP OF FUNDS' SHAREHOLDER SERVICES
--------------------------------------------------------------------------------

Seligman Data Corp. (SDC) takes pride in providing superior customer service for all Seligman Fund accounts.

SHAREHOLDER SERVICES
One of the most important services SDC provides the Seligman Group of Funds is shareholder services. Trained professionals respond quickly and thoroughly to all shareholder inquiries and requests, whether by telephone or written correspondence. Each representative is selected based on his or her sincere interest in providing meaningful and prompt responses to a variety of requests.

RETIREMENT PLAN SERVICES
Similar to Shareholder Services, this specialized group is trained to answer your questions about Seligman's Qualified Retirement Plans. For information about Retirement Plan Services, please call 1-800-445-1777.

FOR INFORMATION AND ASSISTANCE
For any inquiries or concerns you may have about your Fund or your investment in its shares,

                                please call our
                        SHAREHOLDER SERVICES DEPARTMENT
                                 toll-free at:
                                 1-800-221-2450
                                   or write:
                              SHAREHOLDER SERVICES
                              SELIGMAN DATA CORP.
                                100 PARK AVENUE
                               NEW YORK, NY 10017

Experienced customer service professionals are available to assist you Monday through Friday 8:30 am to 6:00 pm, Eastern Standard Time.

24-HOUR AUTOMATED TELEPHONE ACCESS
You may obtain account information via our automated 24-Hour Telephone Access Service by calling 1-800-622-4JWS, which gives you important information regarding your account any time, any day, whenever you need it. Using a touch-tone telephone you will recieve up-to-date information on:

O FUND PRICES
O TOTAL RETURNS
O ACCOUNT BALANCES
O RECENT TRANSACTIONS
O CAPITAL GAIN DISTRIBUTIONS

For a brochure that explains this service and lists Fund access codes, please call our Literature Department at 1-800-597-1120.

J. & W. SELIGMAN'S RICH HISTORY

Established in 1864, Seligman played a major role in the geographical expansion and industrial development of the United States. The firm helped finance the westward path of the railroads and the building of the Panama Canal. In the late 1800s and early 1900s, the firm was instrumental in financing the fledgling automobile and steel industries. Seligman also participated in the original underwritings for some of the nation's most prominent companies, including General Motors, Victor Talking Machine Company, United Artists Theater Circuit, and Maytag.

J. & W. Seligman & Co. Incorporated has been providing financial services for more than 130 years. From its beginning, Seligman has adopted a long-term approach to making money for its clients, by managing investment products and services of the highest quality. Today, with approximately $13 billion in assets under management, Seligman manages institutional accounts--including some of the nation's largest public funds, endowments, and foundations--and offers individual investors more than 30 fund options.

================================================================================
Board of Directors
--------------------------------------------------------------------------------

FRED E. BROWN
Director and Consultant,
   J. & W. Seligman & Co. Incorporated

JOHN R. GALVIN 2
Dean, Fletcher School of Law
  and Diplomacy at Tufts University
Director, USLIFE Corporation

ALICE S. ILCHMAN 3
President, Sarah Lawrence College
Trustee, Committee for Economic Development
Director, NYNEX
Chairman, The Rockefeller Foundation

FRANK MCPHERSON 2
Chairman and CEO, Kerr-McGee Corporation
Director, Kimberly-Clark Corporation
Director, Baptist Medical Center

JOHN E. MEROW
Partner, Sullivan & Cromwell, Law Firm
Director, Commonwealth Aluminum Corporation

BETSY S. MICHEL 2
Director or Trustee, Various Organizations

WILLIAM C. MORRIS 1
Chairman
Chairman of the Board and President,
  J. & W. Seligman & Co. Incorporated
Chairman, Carbo Ceramics Inc.
Director, Daniel Industries, Inc.
Director, Kerr-McGee Corporation

JAMES C. PITNEY 3
Partner, Pitney, Hardin, Kipp & Szuch, Law Firm
Director, Public Service Enterprise Group

JAMES Q. RIORDAN 3
Director, The Brooklyn Union Gas Company
Trustee, Committee for Economic Development
Director, Dow Jones & Co., Inc.
Director, Public Broadcasting Service

RONALD T. SCHROEDER 1
Managing Director, J. & W. Seligman & Co. Incorporated

ROBERT L. SHAFER 3
Vice President, Pfizer Inc.
Director, USLIFE Corporation

JAMES N. WHITSON 2
Executive Vice President and Director,
  Sammons Enterprises, Inc.
Director, C-SPAN
Director, Red Man Pipe and Supply Company

BRIAN T. ZINO 1
President
Managing Director, J. & W. Seligman & Co. Incorporated

-------------
Member: 1 Executive Committee
        2 Audit Committee
        3 Director Nominating Committee

================================================================================
EXECUTIVE OFFICERS
--------------------------------------------------------------------------------

WILLIAM C. MORRIS
Chairman

BRIAN T. ZINO
President

ARSEN MRAKOVCIC
Vice President

LAWRENCE P. VOGEL
Vice President

THOMAS G. ROSE
Treasurer

FRANK J. NASTA
Secretary

--------------------------------------------------------------------------------

MANAGER
J. & W. Seligman & Co. Incorporated
100 Park Avenue
New York, NY  10017

GENERAL COUNSEL
Sullivan & Cromwell

INDEPENDENT AUDITORS
Deloitte & Touche LLP

GENERAL DISTRIBUTOR
Seligman Financial Services, Inc.
100 Park Avenue
New York, NY  10017

SHAREHOLDER SERVICE AGENT
Seligman Data Corp.
100 Park Avenue
New York, NY  10017

                        SELIGMAN FINANCIAL SERVICES, INC.
                                 an affiliate of

                                     {LOGO}

                             J. & W. SELIGMAN & CO.
                                  INCORPORATED
                                ESTABLISHED 1864
                       100 Park Avenue, New York, NY 10017


This report is intended only for the information of shareholders or those who have received the offering prospectus covering shares of Capital Stock of Seligman Frontier Fund, Inc., which contains information about the sales charges, management fee, and other costs. Please read the prospectus carefully before investing or sending money.
                                                                      EQFR2 9/95

--------------------------------------------------------------------------------
                                 ANNUAL REPORT


                                    SELIGMAN
                                    FRONTIER
                                   FUND, INC.


                               SEPTEMBER 30, 1995




                                     [LOGO]
--------------------------------------------------------------------------------
                          A Capital Appreciation Fund
                              Established in 1984

PART C.  OTHER INFORMATION

Item 24.  Financial Statements and Exhibits


(a)      Financial Statements:

Part A-Financial  Highlights  for  Class A  shares  for the ten  years  ended
       September 30, 1995. Financial Highlights for Class D shares for the period May 3, 1993 (commencement of operations) to September 30, 1995.

Part B - Required  Financial  Statements  are included in the Fund's  Annual
         Report to shareholders, dated September 30, 1995, which in incorporated by reference in the Statement of Additional Information. These Financial Statements are: Portfolio of Investments as of September 30, 1995. Statement of Assets and Liabilities as of September 30, 1995; Statement of Operations for the year ended September 30, 1995; Statements of Changes in Net Assets for the years ended September 30, 1995 and September 30, 1994; Notes to Financial Statements; Financial Highlights for the five years ended September 30, 1995 for the Fund's Class A shares and for the period May 3, 1993 (commencement of operations) to September 30, 1995 for the Fund's Class D shares; Report of Independent Auditors.

(b) Exhibits: All Exhibits have been previously filed and are incorporated herein by reference, except Exhibits marked with an asterisk (*) which are attached hereto.

(1)      Copy  of  Articles   Supplementary  to  Articles  of  Incorporation  of
         Registrant. (Incorporated by reference to Post-Effective Amendment No. 15 filed on April 23, 1993.)

(2)      Copy  of  Bylaws  of   Registrant.   (Incorporated   by   reference  to
         Registrant's Registration Statement filed July 31, 1984.)

(3)      N/A

(4) Copy of Specimen certificate of Class D Capital Stock. (Incorporated by reference to Post-Effective Amendment No. 15 filed on April 23, 1993.)

(5) Copy of amended Management Agreement between the Registrant and J. & W. Seligman & Co. Incorporated.*

(5a) Copy of amended Subadvisory Agreement between the Manager and Seligman Henderson Co.*

(6)      Copy  of  Distributing   Agreement  between   Registrant  and  Seligman
         Financial Services, Inc. (Incorporated by reference to Post-Effective Amendment No. 14 filed on January 29, 1993.)


(6a) Copy of amended Sales Agreement between Seligman Financial Services, Inc. and Dealer. (Incorporated by reference to Post-Effective Amendment No. 15 filed on April 23, 1993.)


(7) Copy of amendments to the Amended Retirement Income Plan of J. & W. Seligman & Co. Incorporated and Trust. (Incorporated by reference to Post-Effective Amendment No. 17 filed on April 29, 1994.)


(7a)     Copy of amendments to the Amended  Employees' Thrift Plan of Union Data
         Service  Center,   Inc.  and  Trust.   (Incorporated  by  reference  to
         Post-Effective Amendment No. 17 filed on April 29, 1994.)


(8) Copy of Custodian Agreement between Registrant and Investors Fiduciary Trust Company. (Incorporated by reference to Post-Effective Amendment No. 9 filed on November 30, 1990.)

(9)      N/A


(10) Opinion and Consent of Counsel. (Incorporated by reference to Seligman Capital Fund, Inc. File No. 2-33566, Post-Effective Amendment No. 47 filed on March 31, 1994.)


(11)     Consent of Independent Auditors.*


(12)     N/A

(13) Copy of Purchase Agreement for Initial Capital for Class D shares. (Incorporated by reference to Post-Effective Amendment No. 15 filed on April 23, 1993.)


(14) Copy of amended Individual Retirement Account Trust and Related Documents. (Incorporated by reference to Seligman Tax-Exempt Fund Series, Inc., File No. 2-86008, Post-Effective Amendment No. 24 filed on November 30, 1992.)

(14a) Copy of amended Comprehensive Retirement Plans for Money Purchase and/or Prototype Profit Sharing Plan. (Incorporated by reference to Seligman Tax-Exempt Fund Series, Inc., File No. 2-86008, Post-Effective Amendment No. 24 filed on November 30, 1992.)

(14b) Copy of amended Basic Business Retirement Plans for Money Purchase and/or Profit Sharing Plans. (Incorporated by reference to Seligman Tax-Exempt Fund Series, Inc., File No. 2-86008, Post-Effective Amendment No. 24 filed on November 30, 1992.)

(14c) Copy of amended 403(b)(7) Custodial Account Plan. (Incorporated by reference to Seligman New Jersey Tax-Exempt Fund Series, Inc., File No. 33-13401, Pre-Effective Amendment No. 1 filed on January 11, 1988.)

(14d) Copy of amended Simplified Employee Pension Plan (SEP). (Incorporated by reference to Seligman Tax-Exempt Fund Series, Inc., File No. 2-86008, Post-Effective Amendment No. 24 filed on November 30, 1992.)

(14e) Copy of amended J. & W. Seligman & Co. Incorporated (SARSEP) Salary Reduction and Other Elective Simplified Employee Pension-Individual Retirement Accounts Contribution Agreement (Under Section 408(k) of the Internal Revenue Code). (Incorporated by reference to Seligman Tax-Exempt Fund Series, Inc., File No. 2-86008, Post-Effective Amendment No. 24 filed on November 30, 1992.)

(15) Copy of amended Administration, Shareholder Services and Distribution Plan and Form of Agreement of Registrant. (Incorporated by reference to Post-Effective Amendment No. 16 filed on January 31, 1994.)


(16) Schedule for computation of each performance quotation provided in Registration Statement in response to Item 22.*

(17) Financial Data Schedule meeting the requirements of Rule 483 under the Securities Act of 1933.*

(18) Copy of Multiclass Plan entered into by Registrant pursuant to Rule 18f-3 under the Investment Company Act of 1940.*


Item 25. Persons Controlled by or Under Common Control with Registrant - None.


Item 26. Number of Holders of Securities - As of January 12, 1996, there were 21,572 recordholders of Registrant's Class A Capital Stock and 11,368 recordholders of Registrant's Class D Capital Stock.


Item 27. Indemnification - Incorporated by reference to the Registrant's Registration Statement on Form N-1A and Pre-Effective Amendment Nos. 1 and 2 thereto; File No. 2-92487.


Item 28. Business and Other Connections of Investment Adviser - J. & W. Seligman & Co. Incorporated, a Delaware corporation ("Manager"), is the Registrant's investment manager. The Manager also serves as investment manager to sixteen associated investment companies. They are Seligman Capital Fund, Inc., Seligman Cash Management Fund, Inc., Seligman Common Stock Fund, Inc., Seligman Communications and Information Fund, Inc., Seligman Growth Fund, Inc., Seligman Henderson Global Fund Series, Inc., Seligman High Income Fund Series, Seligman Income Fund, Inc., Seligman New Jersey Tax-Exempt Fund, Inc., Seligman Pennsylvania Tax-Exempt Fund Series, Seligman Portfolios, Inc., Seligman Quality Municipal Fund, Inc., Seligman Select Municipal Fund, Inc., Seligman Tax-Exempt Fund Series, Inc., Seligman Tax-Exempt Series Trust and Tri-Continental Corporation.

         Seligman Henderson Co. ("Subadvisor") is the Registrant's subadviser. The Subadviser also serves as subadviser to five other associated investment companies. They are Seligman Capital Fund, Inc., Seligman Common Stock Fund, Inc., Seligman Communications and Information Fund, Inc., Seligman Growth Fund, Inc., Seligman Henderson Global Fund Series, Inc., Seligman Income Fund, Inc., the Global and Global Smaller Companies Portfolios of Seligman Portfolios, Inc. and Tri-Continental Corporation.


         The Manager and Subadviser have an investment advisory service division which provides investment management or advice to private clients. The list required by this Item 28 of officers and directors of the Manager and the Subadviser, respectively, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D or Form ADV, filed by the Manager and the Subadviser, respectively, pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-5798 and SEC File No. 801-4067), both of which were filed on December 4, 1995.



Item 29. Principal Underwriters


     (a) The names of each investment company (other than the Registrant) for which each principal underwriter currently distributing securities of the Registrant also acts as a principal underwriter, depositor or investment adviser are:

         Seligman Capital Fund, Inc.
         Seligman Cash Management Fund, Inc.
         Seligman Common Stock Fund, Inc.
         Seligman Communications and Information Fund, Inc.
         Seligman Growth Fund, Inc.
         Seligman Henderson Global Fund Series, Inc.
         Seligman High Income Fund Series
         Seligman Income Fund, Inc.
         Seligman New Jersey Tax-Exempt Fund, Inc.
         Seligman Pennsylvania Tax-Exempt Fund Series
         Seligman Portfolios, Inc.
         Seligman Tax-Exempt Fund Series, Inc.
         Seligman Tax-Exempt Series Trust.

     (b) Name of each director, officer or partner of each principal underwriter named in response to Item 21:


                                              Seligman Financial Services, Inc.
                                                   As of January 18, 1996
                 (1)                                         (2)                                          (3)
         Name and Principal                         Positions and Offices                        Positions and Offices
          Business Address                            with Underwriter                              with Registrant
         William C. Morris*                            Director                                    Chairman of the Board
                                                                                                   and Chief Executive
                                                                                                   Officer
         Brian T. Zino*                                Director                                    Director and President
         Ronald T. Schroeder*                          Director                                    Director
         Fred E. Brown*                                Director                                    Director
         William H. Hazen*                             Director                                    None
         Thomas G. Moles*                              Director                                    None
         David F. Stein*                               Director                                    None
         David Watts*                                  Director                                    None
         Stephen J. Hodgdon*                           President                                   None
         Lawrence P. Vogel*                            Senior Vice President, Finance              Vice President
         Mark R. Gordon*                               Senior Vice President, Director             None
                                                       of Marketing
         Gerald I. Cetrulo, III                        Senior Vice President of Sales,             None
         140 West Parkway                              Regional Sales Manager
         Pompton Plains, NJ  07444




                                              Seligman Financial Services, Inc.
                                                   As of January 18, 1996
                 (1)                                         (2)                                          (3)
         Name and Principal                         Positions and Offices                        Positions and Offices
          Business Address                            with Underwriter                              with Registrant
         Bradley F. Hanson                             Senior Vice President of Sales,             None
         9707 Xylon Court                              Regional Sales Manager
         Bloomington, MN  55438
         Bradley W. Larson                             Senior Vice President of Sales,             None
         367 Bryan Drive                               Regional Sales Manager
         Danville, CA  94526
         D. Ian Valentine                              Senior Vice President of Sales,             None
         307 Braehead Drive                            Regional Sales Manager
         Fredericksburg, VA  22401
         Helen Simon*                                  Vice President, Sales                       None
                                                       Administration Manager
         Marsha E. Jacoby*                             Vice President, National Accounts           None
                                                       Manager
         William W. Johnson*                           Vice President, Order Desk                  None
         James R. Besher                               Regional Vice President                     None
         14000 Margaux Lane
         Town & Country, MO  63017
         Brad Davis                                    Regional Vice President                     None
         255 4th Avenue, #2
         Kirkland, WA  98033
         Andrew Draluck                                Regional Vice President                     None
         4215 N. Civic Center
         Blvd #273
         Scottsdale, AZ 85251
         Jonathan Evans                                Regional Vice Pesident                      None
         222 Fairmont Way
         Ft. Lauderdale, FL  33326
         Carla Goehring                                Regional Vice President                     None
         11426 Long Pine
         Houston, TX  77077
         Susan Gutterud                                Regional Vice President                     None
         820 Humboldt, #6
         Denver, CO  80218
         Mark Lien                                     Regional Vice President                     None
         5904 Mimosa
         Sedalia, MO  65301
         Randy D. Lierman                              Regional Vice President                     None
         2627 R.D. Mize Road
         Independence, MO  64057
         Judith L. Lyon                                Regional Vice President                     None
         163 Haynes Bridge Road, Ste 205
         Alpharetta, CA  30201
         David Meyncke                                 Regional Vice President                     None
         4718 Orange Grove Way
         Palm Harbor, FL  34684
         Herb W. Morgan                                Regional Vice President                     None
         11308 Monticook Court
         San Diego, CA  92127
         Melinda Nawn                                  Regional Vice President                     None
         5850 Squire Hill Court
         Cincinnati, OH  45241
         Robert H. Ruhm                                Regional Vice President                     None
         167 Derby Street
         Melrose, MA  02176





                                              Seligman Financial Services, Inc.
                                                   As of January 18, 1996
                 (1)                                         (2)                                          (3)
         Name and Principal                         Positions and Offices                        Positions and Offices
          Business Address                            with Underwriter                              with Registrant

         Diane H. Snowden                              Regional Vice President                     None
         11 Thackery Lane
         Cherry Hill, NJ  08003
         Bruce Tuckey                                  Regional Vice President                     None
         41644 Chathman Drive
         Novi, MI  48375
         Andrew Veasey                                 Regional Vice President                     None
         14 Woodside
         Rumson, NJ  07760
         Todd Volkman                                  Regional Vice President                     None
         4650 Cole Avenue, #216
         Dallas, TX 75205
         Kelli A. Wirth-Dumser                         Regional Vice President                     None
         8618 Hornwood Court
         Charlotte, NC  28215
         Frank P. Marino*                              Assistant Vice President, Mutual
                                                       Fund Product Manager                        None
         Frank J. Nasta*                               Secretary                                   Secretary
         Aurelia Lacsamana*                            Treasurer                                   None



* The principal business address of each of these directors and/or officers is 100 Park Avenue, New York, N Y 10017.


         (c)  Not Applicable


Item 30. Location of Accounts and Records

          Custodian:       Investors Fiduciary Trust Company
                           127 West 10th Street
                           Kansas City, MO  64105 and
                           Seligman Frontier Fund, Inc.
                           100 Park Avenue
                           New York, NY  10017


Item 31. Management Services - Seligman Data Corp., the Registrant's shareholder service agent, has an agreement with First Data Investor Services Group ("FDISG") pursuant to which FDISG provides a data processing system for certain shareholder accounting and recordkeeping functions performed by Seligman Data Corp, which commenced in July 1990. For the fiscal years ended September 30, 1995, 1994 and 1993 the approximate cost of these services was $64,500, $15,342.16, and $6,290, respectiviely.


Item 32. Undertakings - The Registrant undertakes: (1) if requested to do so by the holders of at least ten percent of its outstanding shares, to call a meeting of shareholders for the purpose of voting upon the removal of a director or directors and to assist in communications with other shareholders as required by Section 16(c) of the Investment Company Act of 1940; and (2) to furnish to each person to whom a prospectus is delivered, a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 19 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, State of New York, on the 26th day of January, 1996.

                                SELIGMAN FRONTIER FUND, INC.




                                By: /s/ William C. Morris
                                William C. Morris, Chairman*


         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 19 to Registration Statement has been signed below by the following persons in the capacities indicated on January 26, 1996.

Signature                                               Title



/s/   William C. Morris                      Chairman of the Board (Principal
       William C. Morris*                    executive officer) and Director



/s/ Brian T. Zino                            President and Director
     Brian T. Zino



/s/ Thomas G. Rose                           Treasurer (Principal financial
     Thomas G. Rose                          and accounting officer)



Fred E. Brown, Director               )
John R. Galvin, Director              )
Alice S. Ilchman, Director            )
Frank A. McPherson, Director          )
John E. Merow, Director               ) /s/   Brian T. Zino
                                         -------------------
Betsy S. Michel, Director             ) *Brian T. Zino, Attorney-in-fact
James C. Pitney, Director             )
James Q. Riordan, Director            )
Robert L. Shafer, Director            )
James N. Whitson, Director            )
Brian T. Zino, Director               )